   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2001.

                                                      REGISTRATION NO. 33-36073

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.
                        Post-Effective Amendment No. 14                     [X]
                                      and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 15                             [X]
                    PEOPLES BENEFIT LIFE INSURANCE COMPANY
                              Separate Account IV
                          (Exact Name of Registrant)

                    Peoples Benefit Life Insurance Company
                              (Name of Depositor)

                4333 Edgewood Road NE Cedar Rapids, Iowa 52499
              (Address of Depositor's Principal Executive Office)

                 Depositor's Telephone Number: (319) 297-8121

                    Peoples Benefit Life Insurance Company
                            Brenda D Sneed, Esquire
                             4333 Edgewood Rd. NE
                           Cedar Rapids, Iowa 52499
                    (Name and Address of Agent for Service)

                                   Copy to:
                           Michael Berenson, Esquire
                          Morgan, Lewis & Bockius LLP
                              1800 M Street, N.W.
                           Washington, DC 20036-5869

It is proposed that this filing will become effective (check appropriate box):

  [X] Immediately upon filing pursuant to paragraph (b) of Rule 485.

  [_] On      pursuant to paragraph (b)(1)(v) of Rule 485.

  [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

  [_] On      pursuant to paragraph (a)(1) of Rule 485.

  [_] 75 days after filing pursuant to paragraph (a)(2) of Rule 485.

  [_] On      pursuant to paragraph (a)(2) of Rule 485.


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

Vanguard Variable Annuity Plan Contract
Prospectus

April 30, 2001

Issued Through Peoples Benefit Life Insurance Company Separate Account IV By Peoples Benefit Life Insurance Company

The Vanguard Variable Annuity Plan Contract (the "Contract") provides a means of investing on a tax-deferred basis in thirteen portfolios of Vanguard Variable Insurance Fund

The Contract is intended for retirement savings or other long-term investment purposes. You bear all investment risk (including the possible loss of principal), and investment results are not guaranteed. The Contract provides a Free Look Period of at least 10 days (20 days or more in some instances) during which the Contract may be cancelled.

Money Market Portfolio

High-Grade Bond Portfolio

High Yield Bond Portfolio

Short-Term Corporate Portfolio

Balanced Portfolio

Diversified Value Portfolio

Equity Income Portfolio

Equity Index Portfolio

Growth Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

Small Company Growth Portfolio

International Portfolio

Why Reading This Prospectus Is Important

This prospectus explains the Vanguard Variable Annuity Plan Contract. Reading the Contract prospectus will help you decide whether the Contract is the right investment for you. The Contract prospectus must be accompanied by a current prospectus for Vanguard Variable Insurance Fund, which discusses in greater depth the objectives, risks, and strategies of each portfolio of Vanguard Variable Insurance Fund. Please read them both carefully before you invest and keep them for future reference. A Statement of Additional Information for the Contract prospectus has been filed with the Securities and Exchange Commission, is incorporated by reference, and is available free by writing to the Vanguard Variable Annuity Center, P.O. Box 1105, Valley Forge, PA 19482-1105 or by calling 1-800-522-5555 on business days between 8 a.m. and 8 p.m. Eastern time. The Table of Contents for the Statement of Additional Information is included at the end of the Contract prospectus.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Contract is available in all states except New York.

This prospectus does not constitute an offering in any jurisdiction where it would be unlawful to make an offering like this. No one has been authorized to give any information or make any representations about this offering other than those contained in this prospectus. You should not rely on any other information or representations.

    Contents

1   Cross Reference to Definitions

2   Summary

4   Fee Table

6   Example

7   The Annuity Contract

8   Annuity Payments

10  Purchase

13  Investment Options

16  Expenses

17  Taxes

20  Access to Your Money

21  Performance

21  Death Benefit

23  Other Information

26  Table of Contents of
    Statement of Additional

    Information

27  Appendix (Condensed
    Financial Information)

                                                                               1
CROSS REFERENCE TO DEFINITIONS
We have generally defined the technical terms associated with the Contract where they are used in the prospectus. The following list shows where certain of the more technical and more frequently used terms are defined in the prospectus. In the text you can easily locate the defined word because it will appear in bold type or its definition will be covered in a space on the page set aside specifically for discussion of the term.

Accumulated Value                                                    13

Accumulation Phase                                                    7

Accumulation Unit                                                    13

Accumulation Unit Value                                              13

Annuitant                                                         21,22

Annuity Date                                                          8

Annuity Payment Options                                               8

Beneficiary(ies)                                                  21,22

Business Day                                                         10

Contract                                                              7

Contract Date                                                        11

Contract Owner                                                       23

Free Look Period                                                     24

Income Phase                                                          7

Initial Purchase Payment                                             10

Joint Annuitant                                                      22

Net Purchase Payment                                                 11

Non-Qualified Contract                                                7

Qualified Contract                                                   11

Portfolios                                                           13

Premium Tax                                                          11

Purchase Payment                                                     11

Tax Deferral                                                         17

2

Summary

The sections in this Summary provide you with a concise discussion of the major topics covered in this prospectus. Each section of the Summary is discussed in greater detail in the main body of the prospectus at corresponding section headings.
Please read the full prospectus carefully.

THE ANNUITY CONTRACT
The Vanguard Variable Annuity Plan Contract is a flexible-premium multi-funded variable annuity offered by Peoples Benefit Life Insurance Company (the "Company"). The Contract provides a means of investing on a tax-deferred basis in thirteen portfolios of Vanguard Variable Insurance Fund ("Portfolios").

Who Should Invest
The Contract is intended for long-term investors who want tax-deferred accumulations of funds, generally for retirement but also for other long-term purposes.
     The Contract provides benefits in two distinct phases: accumulation and income.

The Accumulation Phase
During the Accumulation Phase, you choose to allocate your investment in the Contract among the thirteen Vanguard Portfolios available under the Contract. You can contribute additional dollars to the Contract and you can take withdrawals from the Contract during the Accumulation Phase. The value of your investment depends on the investment performance of the Portfolios you choose. Your earnings are generally not taxed during this phase unless you withdraw them.

The Income Phase
During the Income Phase, you can receive regular annuity payments on a fixed or variable basis and for various periods of time depending on your need for income and the choices available under the Contract. See Annuity Payments, page 8, for more information about Annuity Payment Options.

Vanguard Variable Insurance Fund

The Portfolios available for investment under the Contract are portfolios of Vanguard Variable Insurance Fund (the "Fund"), an open-end diversified investment company. The Fund is a member of The Vanguard Group, a family of more than 35 investment companies with more than 100 distinct investment portfolios holding assets worth more than $570 billion.

ANNUITY PAYMENTS
During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options. The Contract allows you to receive an income guaranteed for as long as you live or until the second of two people dies. You may also choose to receive a guaranteed number of payments over a number of years. Most Annuity Payment Options are available on either a variable basis (where the amount of the payment rises or falls depending on the investment performance of the Portfolios you have chosen) or a fixed basis (where the payment amount is guaranteed).

PURCHASE
You can buy the Contract with a minimum investment of $5,000 under most circumstances. You can add $250 or more at any time during the Accumulation Phase. The total of all your Purchase Payments in the Contract may not exceed $1,000,000 without prior approval from the Company.

INVESTMENT OPTIONS
You can allocate your Purchase Payments to one or more of the following Portfolios described in the Fund prospectus:

Managed by Vanguard's Fixed Income Group
     Money Market Portfolio
     High-Grade Bond Portfolio
     Short-Term Corporate Portfolio

Managed by Vanguard's Core Management Group
     Equity Index Portfolio
     Mid-Cap Index Portfolio
     REIT Index Portfolio

Managed by Wellington Management Company, LLP
     High Yield Bond Portfolio
     Balanced Portfolio

Managed by Newell Associates
     Equity Income Portfolio

Managed by Barrow, Hanley, Mewhinney & Strauss, Inc.
     Diversified Value Portfolio

Managed by Lincoln Capital Management Company
     Growth Portfolio


Managed by Granahan Investment Management, Inc. and Grantham, Mayo, Van Otterloo & Co. LLC
     Small Company Growth Portfolio

Managed by Schroder Investment Management North America Inc.
     International Portfolio


     Each Portfolio's board of trustees may, without prior approval from Contract Owners, change the terms of an advisory agreement or hire a new investment adviser--either as a replacement for an existing adviser or as an additional adviser. Any significant change in a Portfolio's advisory arrangements will be communicated to Contract Owners in writing. In addition, as each Portfolio's sponsor and overall manager, The Vanguard Group may provide investment advisory services to a Portfolio, on an at-cost basis, at any time.

     You can make or lose money in any of these Portfolios depending on their investment performance.

EXPENSES
There are no sales charges or sales loads associated with the Contract.
     The Company will deduct a daily charge corresponding to an annual charge of 0.10% of the net asset value of the Separate Account as an Administrative Expense Charge and an annual charge of 0.27% for the mortality and expense risks assumed by the Company. For Contracts valued at less than $25,000, there is also a $25 Annual Contract Maintenance Fee.

     You will also pay Fund Operating Expenses, which currently range from 0.16% to 0.47% annually of the average daily value of the Portfolios.

TAXES
In general, you are not taxed on earnings on your investment in the Contract until you withdraw them or receive Annuity Payments. Earnings are taxed as ordinary income. During the Accumulation Phase, for tax purposes withdrawals are taken from earnings first, then from your investment in the Contract. If you receive money from the Contract before age 59 1/2, you may have to pay a 10% federal penalty tax on the earnings portion received. During the Income Phase, payments come partially from earnings, partially from your investment. You are taxed only on the earnings portion of each Annuity Payment.

ACCESS TO YOUR MONEY

You can take money out of your Contract at any time during the Accumulation Phase after the Free Look Period without incurring a withdrawal charge. Each withdrawal you make must be at least $250. You may have to pay income tax and a tax penalty on any money you take out.

PERFORMANCE
The investment performance of the Portfolios you choose directly affects the value of your Contract. You bear all investment risk (including the possible loss of principal), and investment results are not guaranteed.
     From time to time, the Company may advertise the investment performance of the Portfolios. In doing so, it will use standardized methods prescribed by the Securities and Exchange Commission, as well as certain non-standardized methods.
     Past performance does not indicate or predict future performance.

4

DEATH BENEFIT
If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the greater of the then-current Accumulated Value of the Contract or the sum of all Purchase Payments (less any partial withdrawals and any applicable Premium Taxes). The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.
     Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. Special rules may apply to a surviving spouse. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement.

OTHER INFORMATION
Free Look Period
The Contract provides for a Free Look Period of at least 10 days after the Contract Owner receives the Contract (20 or more days in some instances as specified in your Contract) plus 5 days for mailing. If you cancel your Contract during the Free Look Period, the Company will return the greater of the Purchase Payments received under the Contract or the Accumulated Value of the Contract as of the day the Company receives the Contract, except in Pennsylvania, where the Contract Owner will receive the Accumulated Value whether or not it exceeds Purchase Payments made under the Contract.

Peoples Benefit Life Insurance Company
Peoples Benefit Life Insurance Company is a life insurance company incorporated under Iowa law. It is principally engaged in offering life insurance and annuity contracts.

Peoples Benefit Life Insurance Company Separate Account IV
The Separate Account IV (the "Separate Account") is a unit investment trust registered with the Securities and Exchange Commission and operating under Iowa law. The Separate Account has thirteen Subaccounts, each of which invests solely in a corresponding Portfolio of the Fund.

Other topics
Additional information on the topics summarized above and on other topics not summarized here can be found at Other Information, page 23.

INQUIRIES AND CONTRACT AND POLICYHOLDER INFORMATION
For more information about the Vanguard Variable Annuity Plan Contract, call 1-800-522-5555 or write:

Regular Mail:                                Overnight or Certified Mail:

Vanguard Variable Annuity Center             Vanguard Variable Annuity Center
P.O. Box 1105                                100 Vanguard Boulevard, R13
Valley Forge, PA 19482-1105                  Malvern, PA 19355

     If you have questions about your Contract, please telephone the Vanguard Variable Annuity Center at 1-800-462-2391. Please have ready the Contract number and the Contract Owner's name when you call. As Contract Owner, you will receive periodic statements confirming any transactions that take place as well as quarterly statements and an annual report.


Fee Table

The following Fee Table illustrates all expenses that you would incur as a Contract Owner. The expenses and fees shown are for the Fund's 2000 fiscal year. The purpose of this Fee Table is to assist you in understanding the various costs and expenses that you would pay directly or indirectly as a purchaser of the Contract. The Fee Table reflects all expenses for both the Separate Account and the Fund. For a complete discussion of contract costs and expenses, see Expenses, page 16.

--------------------------------------------------------------------------------
Owner Transaction Expenses                                    Separate Account
--------------------------------------------------------------------------------
Sales Load Imposed on Purchases                                     None
Surrender Fees                                                      None
Exchange Fees                                                       None
Annual Contract Maintenance Fee*                                    $ 25
--------------------------------------------------------------------------------
*Applies to Contracts valued at less than $25,000 at the time of initial purchase and on the last Business Day of each calendar year.
--------------------------------------------------------------------------------

ANNUAL SEPARATE ACCOUNT EXPENSES
(as a percentage of average account value)                    Separate Account
--------------------------------------------------------------------------------
Mortality and Expense Risk Charge**                                 0.27%
Administrative Expense Charge                                       0.10
                                                                ----------------
Total Annual Separate Account Expenses                              0.37%
--------------------------------------------------------------------------------
** This charge is based on the combined net assets of the Separate Account and Separate Account B of the Company's affiliate, AUSA Life Insurance Company, Inc., in the Fund, according to the following schedule:
--------------------------------------------------------------------------------
Net Assets                                                   Rate For All Assets
--------------------------------------------------------------------------------
Up to $2.5 billion                                                  0.30%
Over $2.5 billion and up to $5 billion                              0.28
Over $5 billion                                                     0.27
--------------------------------------------------------------------------------
The charge is currently 0.27%. See Expenses , page 16, for more information.
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES during the fiscal year ended September 30, 2000
--------------------------------------------------------------------------------

                                               High-     High       Short-
                                     Money     Grade     Yield      Term                   Diversified    Equity
                                     Market    Bond      Bond       Corporate   Balanced   Value          Income
                                     Portfolio Portfolio Portfolio  Portfolio   Portfolio  Portfolio      Portfolio
--------------------------------------------------------------------------------------------------------------------
Management & Administrative
        Expenses                     0.13%     0.16%     0.18%      0.15%       0.15%      0.30%          0.18%
Investment Advisory Fees             0.01      0.01      0.06       0.01        0.08       0.10           0.10
12b-1 Distribution Fees              None      None      None       None        None       None           None
Other Expenses
        Distribution Costs           0.02      0.01      0.01       0.01        0.01       0.01           0.01
        Miscellaneous Expenses       0.01      0.02      0.01       0.03        0.01       0.04           0.02
                                   ---------------------------------------------------------------------------------
Total Other Expenses                 0.03      0.03      0.02       0.04        0.02       0.05           0.03
                                   ---------------------------------------------------------------------------------
        Total Fund Operating
          Expenses                   0.17%     0.20%     0.26%      0.20%       0.25%      0.45%          0.31%
--------------------------------------------------------------------------------------------------------------------

TOTAL EXPENSES
--------------------------------------------------------------------------------------------------------------------
Total Separate Account Expenses      0.37%     0.37%     0.37%      0.37%       0.37%      0.37%          0.37%
Total Fund Operating Expenses        0.17      0.20      0.26       0.20        0.25       0.45           0.31
                                   ---------------------------------------------------------------------------------
        Grand Total, Separate
          Account and Fund
          Operating Expenses         0.54%     0.57%     0.63%      0.57%       0.62%      0.82%          0.68%
--------------------------------------------------------------------------------------------------------------------

6


ANNUAL FUND OPERATING EXPENSES during the fiscal year ended September 30, 2000
-----------------------------------------------------------------------------------------------------------------
                                                                                        Small
                                              Equity               Mid-Cap   REIT       Company
                                              Index     Growth     Index     Index      Growth     International
                                              Portfolio Portfolio  Portfolio Portfolio  Portfolio  Portfolio
-----------------------------------------------------------------------------------------------------------------
Management & Administrative Expenses          0.13%     0.14%      0.21%     0.34%      0.25%      0.17%
Investment Advisory Fees                      0.01      0.15       0.01      0.06       0.19       0.13
12b-1 Distribution Fees                       None      None       None      None       None       None
Other Expenses
   Distribution Costs                         0.01      0.01       0.01      0.01       0.01       0.01
   Miscellaneous Expenses                     0.01      0.01       0.05      0.06       0.01       0.07
                                            ---------------------------------------------------------------------
Total Other Expenses                          0.02      0.02       0.06      0.07       0.02       0.08
                                            ---------------------------------------------------------------------
   Total Fund Operating Expenses              0.16%     0.31%      0.28%     0.47%      0.46%      0.38%
-----------------------------------------------------------------------------------------------------------------

TOTAL EXPENSES
-----------------------------------------------------------------------------------------------------------------
Total Separate Account Expenses               0.37%     0.37%      0.37%     0.37%      0.37%      0.37%
Total Fund Operating Expenses                 0.16      0.31       0.28      0.47       0.46       0.38
                                            ---------------------------------------------------------------------
   Grand Total, Separate Account and
     Fund Operating Expenses                  0.53%     0.68%      0.65%     0.84%      0.83%      0.75%
-----------------------------------------------------------------------------------------------------------------

Automated Quotes
The Vanguard Tele-Account Service provides access to Accumulation Unit Values (to six decimal places) and total returns for all Portfolios, and yield information for the Money Market, High-Grade Bond, High Yield Bond, and the Short-Term Corporate Portfolios of the Fund. Contract Owners may use this service for 24-hour access to Portfolio information. To access the ser- vice you may call Tele-Account at 1-800-662-6273 (ON-BOARD) and follow the step-by-step instructions, or speak with a Vanguard Variable Annuity Center associate at 1-800-522-5555 to request a brochure that explains how to use the service.
     Vanguard's website also has Accumulation Unit Values (to six decimal places) for all Portfolios. This service can be accessed from www.vanguard.com by double-clicking on fund prices.


Example

The following example illustrates the expenses that you would incur on a $1,000 purchase payment over various periods, assuming (1) a 5% annual rate of return and (2) full surrender at the end of each period. The Contract imposes no surrender fees of any kind. Your expenses are identical whether you continue the Contract or withdraw the entire value of your Con- tract at the end of the applicable period as a lump sum or under one of the Contract's Annuity Payment Options.

------------------------------------------------------------------------------------------------------------------------
                                                                      1 Year       3 Years        5 Years       10 Years
------------------------------------------------------------------------------------------------------------------------
Money Market Portfolio                                                  $6            $18           $31            $69
High-Grade Bond Portfolio                                                6             18            32             72
High Yield Bond Portfolio                                                7             21            36             80
Short-Term Corporate Portfolio                                           6             18            32             72
Balanced Portfolio                                                       6             20            35             78
Diversified Value Portfolio                                              8             26            46            102
Equity Income Portfolio                                                  7             22            38             85
Equity Index Portfolio                                                   5             17            30             67
Growth Portfolio                                                         7             22            38             85
Mid-Cap Index Portfolio                                                  7             21            37             82
REIT Index Portfolio                                                     9             27            47            104
Small Company Growth Portfolio                                           9             27            47            103
International Portfolio                                                  8             24            42             93
------------------------------------------------------------------------------------------------------------------------



    You should not consider this example to be a representation of past or future expenses or performance. Actual expenses may be higher or lower than those shown, subject to the guarantees in the Contract.

CONDENSED FINANCIAL INFORMATION
Please note that the Appendix contains a history of accumulation unit values in a table labeled "Condensed Financial Information."


The Annuity Contract

The Vanguard Variable Annuity Plan Contract is a flexible-premium multi-funded variable annuity offered by Peoples Benefit Life Insurance Company (the "Company"). The Contract provides a means of investing on a tax-deferred basis in various portfolios (the "Portfolios") offered by Vanguard Variable Insurance Fund. You may purchase a Contract using after-tax dollars (a Non-Qualified Contract), or you may purchase a Qualified Contract by "rolling over" funds from another individual retirement annuity or from a qualified plan.

Who Should Invest
The Contract is intended for long-term investors who want tax-deferred accumulation of funds, generally for retirement but also for other long-term investment purposes. The tax-deferred feature of the Contract is most attractive to investors in high federal and state marginal tax brackets who have exhausted other avenues of tax deferral, such as pre-tax contributions to employer-sponsored retirement or savings plans. The tax-deferred feature of the Contract is unnecessary when the Contract is purchased to fund a qualified plan.

About the Contract
The Vanguard Variable Annuity Plan Contract is a contract between you, the Contract Owner, and the Company, the issuer of the Contract.
     The Contract provides benefits in two distinct phases: accumulation and income.

Accumulation Phase
The Accumulation Phase starts when you purchase your Contract and ends immediately before the Annuity Date, when the Income Phase starts. During the Accumulation Phase, you choose to allocate your investment in the Contract among the thirteen available Portfolios. The Contract is a variable annuity because the value of your investment in the Portfolios can go up or down depending on the investment performance of the Portfolios you choose. The Contract is a flexible-premium annuity because you can make additional investments of at least $250 until the Income Phase begins. During this phase, you are generally not taxed on earnings from amounts invested unless you withdraw them.
     Other benefits available during the Accumulation Phase include the ability to:

 .    Make exchanges among your Portfolio choices at no charge and without current tax consequences. (See Exchanges Among the Portfolios, page 14.)
 .    Withdraw all or part of your money with no surrender penalty charged by the
     Company, although you may incur income taxes and a 10% penalty tax prior to age 59 1/2. (See Full and Partial Withdrawals, page 20.)

Income Phase
During the Income Phase, you receive regular annuity payments. The amount of these payments is based in part on the amount of money accumulated under your Contract (its Accumulated Value) and the Annuity Payment Option you select.
The Annuity Payment Options are explained at Annuity Payments, on the next page.
     At your election, payments can be either variable or fixed. If variable, the payments rise or fall depending on the invest- ment performance of the Portfolios you choose. If fixed, the payment amounts are guaranteed.
     Annuity payments are available in a wide variety of options, including payments over a specified period or for life (for either a single life or joint lives), with or without a guaranteed number of payments.

8

The Separate Account
When you purchase a Contract, your money is deposited into the Company's Separate Account IV (the "Separate Account"). The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios.
The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to the Company but are accounted for separately from the Company's other assets and can be used only to satisfy its obligations to Contract Owners.

Vanguard Variable Insurance Fund
The Portfolios available for investment under the Contract are portfolios of Vanguard Variable Insurance Fund, an open-end diversified investment company intended exclusively as an investment vehicle for variable annuity and variable life insurance contracts offered by insurance companies. The Fund is a member of The Vanguard Group, a family of more than 35 investment companies with more than 100 distinct investment portfolios holding assets worth more than $570 billion. Through their jointly owned subsidiary, The Vanguard Group, Inc., Vanguard Variable Insurance Fund and the other funds in the group obtain at cost virtually all of their corporate management, administrative, shareholder accounting, and distribution services.


Annuity Payments

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options.

Starting the Income Phase
As Contract Owner, you exercise control over when the Income Phase begins by specifying an Annuity Date on the Application when you purchase the Contract. The Annuity Date is the date on which annuity payments begin and is always the first day of the month you specify. You may also change the Annuity Date at any time in writing, as long as the Annuitant or Joint Annuitant is living and the Company receives the request at least 30 days before the then-scheduled Annuity Date. Any Annuity Date you request must be at least 30 days from the day the Company receives written notice of it. The latest possible Annuity Date the Company will accept without prior approval is the first day of the month after the Annuitant's 85th birthday.
     If you do not specify an Annuity Date, either on the Application or by written request, your Annuity Date will be the first day of the month after ten full years from the date of your Contract or the first day of the month after the Annuitant's 65th birthday, whichever is later.
     The Annuity Date for Qualified Contracts may also be controlled by endorsements, the plan, or applicable law.

Annuity Payment Options
The income you take from the Contract during the Income Phase can take several different forms, depending on your particular needs. Except for the Designated Period Annuity Option listed below, the Annuity Payment Options listed below are available on either a variable basis or a fixed basis.
     If available on a variable basis, the Annuity Payment Options provide payments that, after the initial payment, will go up or down depending on the investment performance of the Portfolios you choose.
     If available on a fixed basis, the Annuity Payment Options provide payments in an amount that does not change. If you choose a fixed Annuity Payment Option, the Company will move your investment out of the Portfolios and into the general account of the Company.

 .    Life Annuity--Monthly Annuity Payments are paid for the life of an
     Annuitant, ending with the last payment before the Annuitant dies.
 .    Joint and Last Survivor Annuity--Monthly Annuity Payments are paid for as long as at least one of two named Annuitants is living, ending with the last payment before the surviving Annuitant dies.
 .    Life Annuity With Period Certain--Monthly Annuity Payments are paid for as long as the Annuitant lives, with payments guaranteed to be made for a period of at least 10 years, 15 years, or 20 years, as elected. If the Annuitant dies before the period certain ends, the Company will make any remaining payments to the Beneficiary.
 .    Installment or Unit Refund Life Annuity--Available as either a fixed
     (Installment Refund) or variable (Unit Refund) Annuity Payment Option. Monthly Annuity Payments are paid for the life of an Annuitant, with a period certain determined by dividing the Accumulated Value by the first Annuity Payment. If the Annuitant dies before the period certain ends, the Company will make any remaining payments to the Beneficiary.
 .    Designated Period Annuity--Available only on a fixed basis. Monthly Annuity
     Payments are paid for a specified period, which may be from 10 to 30 years.

Calculating Annuity Payments
Fixed Annuity Payments. Each fixed Annuity Payment is guaranteed to be at least the amount shown in the Contract's Annuity Tables corresponding to the Annuity Payment Option selected.

Variable Annuity Payments. To calculate variable Annuity Payments, the Company determines the amount of the first variable Annuity Payment. The first variable Annuity Payment will equal the amount shown in the applicable Annuity Table in the Contract. This amount depends on the Accumulated Value of your Contract on the Annuity Date, the sex and age of the Annuitant (and Joint Annuitant where there is one), the Annuity Payment Option selected, and any applicable Premium Taxes. Subsequent variable Annuity Payments depend on the investment experience of the Portfolios chosen. If the actual net investment experience of the Portfolios chosen exactly equals the Assumed Interest Rate (AIR) of 4%, then the variable Annuity Payments will not change in amount. If the actual net investment experience of the Portfolios chosen is greater than the Assumed Interest Rate of 4%, then the variable Annuity Payments will increase. On the other hand, they will decrease if the actual experience is lower. The Statement of Additional Information contains a more detailed description of the method of calculating variable Annuity Payments.

Impact of Annuitant's Age on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant's Sex on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the sex of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Annuity Payments. The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

10

                    A FEW THINGS TO KEEP IN MIND REGARDING
                               Annuity Payments

     . If an Annuity Payment Option is not selected, the Company will assume that you chose the Life Annuity With Period Certain option (with 10 years of payments guaranteed) on a variable basis.
     . The minimum payment is $100 ($20 for Contracts issued to South Carolina, Texas, and Massachusetts residents). If on the Annuity Date your Accumulated Value is below $5,000 (or $2,000 for Contracts issued to South Carolina, Texas, and Massachusetts residents), the Company reserves the right to pay that amount to you in a lump sum.
     . From time to time, the Company may require proof that the Annuitant, Joint Annuitant, or Contract Owner is living.
     . If someone has assigned ownership of a Contract to you, or if a non-natural person (e.g., a corporation) owns a Contract, you may not start the Income Phase of the Contract without the Company's consent.
     . At the time the Company calculates your fixed Annuity Payments, the Company may offer more favorable rates than those guaranteed in the Annuity Tables found in the Contract.
     . Once Annuity Payments begin, you may not select a different Annuity Payment Option. Nor may you cancel an Annuity Payment Option after Annuity Payments have begun.
     . If you have selected a variable Annuity Payment Option, you may change the Portfolios funding the variable Annuity Payments by written request or by calling the Vanguard Variable Annuity Center at 1-800-462-2391. However, because excessive exchanges can potentially disrupt the management of the Portfolios and increase transaction costs, exchange activity is limited to two substantive "round trips" through the Portfolios (except the Money Market Portfolio) during any 12-month period. A "round trip" is a redemption from a Portfolio followed by a purchase back into the Portfolio within 30 days. Also, "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to or from another Vanguard fund. "Substantive" means a dollar amount that The Vanguard Group, Inc. determines, in its sole discretion, could adversely affect the management of the Fund.
     . You may select an Annuity Payment Option and allocate a portion of the value of your Contract to a fixed version of that Annuity Payment Option and a portion to a variable version of that Annuity Payment Option (assuming the Annuity Payment Option is available on both a fixed and variable basis). You may not select more than one Annuity Payment Option.
     . If you choose an Annuity Payment Option and the postal or other delivery service is unable to deliver checks to the Payee's address of record, no interest will accrue on amounts represented by uncashed Annuity Payment checks. It is the Payee's responsibility to keep the Company informed of the Payee's most current address of record.
     . Variable Annuity Payments are calculated on the 10th Business Day prior to the first day of the following month.



Purchase

Application and Issuance of Contracts
Contract Issuance. To invest in the Vanguard Variable Annuity Plan Contract, you should send a completed Application and your Initial Purchase Payment to the Vanguard Variable Annuity Center. The Company will issue a Contract only if the Annuitant and Joint Annuitant are 75 years of age or less.
If the Application is received in good order, the Company will issue the Contract and will credit the Initial Purchase Payment within two Business Days after receipt. A Business Day is any day that the New York Stock Exchange is open for trading.
     If the Company cannot credit the Initial Purchase Payment because the Application is incomplete, the Company will contact the applicant in writing, explain the reason for the delay, and refund the Initial Purchase Payment within five Business Days unless the applicant consents to the Company's retaining the Initial Purchase Payment and crediting it as soon as the necessary requirements are fulfilled.
     In order to prevent lengthy processing delays caused by the clearing of foreign checks, the Company will accept only those foreign checks that are drawn in U.S. dollars and are issued by a foreign bank with a U.S. correspondent bank.
     You may purchase a Qualified Contract only in connection with a "rollover" of funds from another qualified plan or individual retirement annuity.
Qualified Contracts contain certain other restrictive provisions limiting the timing of payments to and distributions from the Qualified Contract. (See QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES, page 19.)

                                  DEFINITION
                              Qualified Contract

     When the term "Qualified Contract" is used in this prospectus we mean a Contract that qualifies as an individual retirement annuity under Section 408(b) of the Internal Revenue Code. There are other types of qualified annuity contracts defined under different Internal Revenue Code sections, but we are not referring to those in this prospectus.

Purchase Payments

A Purchase Payment is any amount you use to buy or add to the Contract. A Purchase Payment may be reduced by any applicable Premium Tax or an initial Annual Contract Maintenance Fee. In that case, the resulting amount is called a Net Purchase Payment.


                    A FEW THINGS TO KEEP IN MIND REGARDING
                               Purchase Payments

     .    The minimum Initial Purchase Payment for a Contract is $5,000.
     .    The Company will not accept third-party checks for Purchase Payments.
     . You may make additional Purchase Payments at any time during the Accumulation Phase and while the Annuitant or Joint Annuitant, if applicable, is living. Additional Purchase Payments must be at least $250.
     . Additional Purchase Payments received before the close of the New York Stock Exchange (usually 4 p.m. Eastern time) are credited to the Contract's Accumulated Value as of the close of business that same day.
     . The minimum amount that you can allocate to any one Portfolio is $1,000.
     . The total of all Purchase Payments may not exceed $1,000,000 without prior approval from the Company.


The date on which the Initial Purchase Payment is credited and the Contract is issued is called the Contract Date.


                                   DEFINITION
                                   Premium Tax

     A Premium Tax is a regulatory tax some states assess on the Purchase Payments made into a Contract. If the Company should have to pay any Premium Tax, it will be deducted from each Purchase Payment or from the Accumulated Value as the Company incurs the tax. As of the date of this Prospectus, the following state assesses a Premium Tax on all Initial and subsequent Purchase Payments:

                                      Qualified            Non-Qualified
                                      ---------            -------------
          South Dakota                  0.00%                  1.25%

     As of the date of this Prospectus, the following states assess a Premium Tax against the Accumulated Value if the Contract Owner chooses an Annuity Payment Option instead of receiving a lump sum distribution:

                                      Qualified            Non-Qualified
                                      ---------            -------------
          California                    0.50%                  2.35%
          Maine                         0.00                   2.00
          Nevada                        0.00                   3.50
          West Virginia                 1.00                   1.00
          Wyoming                       0.00                   1.00

Purchasing by Wire
Money should be wired to:             FIRST UNION NATIONAL BANK
                                      ABA 031201467
                                      DEPOSIT ACCOUNT NUMBER 2014126521732
                                      PEOPLES BENEFIT LIFE INSURANCE COMPANY and
                                      THE VANGUARD GROUP, INC.
                                      [YOUR CONTRACT NUMBER]
                                      [YOUR CONTRACT REGISTRATION]

Please call 1-800-462-2391 before wiring.

12

     Please be sure your bank includes your Contract number to assure proper receipt.
     If you would like to wire your Initial Purchase Payment, you should complete the Vanguard Variable Annuity Plan Application and mail it to the Vanguard Variable Annuity Center, P.O. Box 1105, Valley Forge, PA 19482-1105, prior to completing wire arrangements.
     The Company will accept Federal Funds wire purchase orders only when the New York Stock Exchange and Custodian Bank are open for business.

Annuity Express/TM/
The Annuity Express service allows you to make additional Purchase Payments by transferring funds automatically from your checking or statement savings account (not passbook savings account) to one or more Portfolios on a monthly, quarterly, semi-annual, or annual basis. You may add to existing Portfolios provided you have a minimum balance of $1,000. The minimum automatic purchase is $50; the maximum is $100,000.

Section 1035 Exchanges
Under Section 1035 of the Internal Revenue Code, you may exchange the assets of an existing annuity contract or life insurance or endowment policy to the Vanguard Variable Annuity Plan Contract without any current tax consequences. To make a "1035 Exchange," complete a 1035 Exchange form and mail it along with your signed and completed Application and your current contract, to the Vanguard Variable Annuity Center.
     To accommodate owners of Vanguard Variable Annuity Plan Contracts, under certain conditions the Company will allow for the consolidation of two or more Vanguard Variable Annuity Plan Contracts into one Contract. In order to provide Contract Owners with consolidated account reporting, the Company will accept these exchanges on a case-by-case basis. If applicable, you will be responsible for only one Annual Contract Maintenance Fee. Under no circumstances will the Company allow the exchange of an existing Vanguard Variable Annuity Plan Contract for an identical new Vanguard Variable Annuity Plan Contract.
     Because special rules and procedures apply to 1035 Exchanges, particularly if the Contract being exchanged was issued prior to August 14, 1982, you should consult a tax adviser before making a 1035 Exchange.
     Please note that any outstanding loans you may have on a contract you wish to exchange may create a current tax consequence. For this reason we encourage you to settle any outstanding loans with your current insurance company before initiating a 1035 Exchange into a Vanguard Variable Annuity Plan Contract.

Allocation of Purchase Payments
You specify on the Application what portion of your Purchase Payments you want to be allocated among which Portfolios. You may allocate your Purchase Payments to one or more Portfolios. All allocations you make must be in whole-number percentages and must be at least 10% of your Contract's Accumulated Value and $1,000. Your Initial Net Purchase Payment will be immediately allocated among the Portfolios in the percentages you specified on your Application without waiting for the Free Look Period to pass.
     Should your investment goals change, you may change the allocation percentages for additional Net Purchase Payments by sending written notice to the Vanguard Variable Annuity Center. The change will take effect on the date the Company receives your written notice. You may sign the appropriate section of the Application to establish an option that allows you to give allocation instructions by telephone. See Telephone Exchanges, page 15.

                        WHAT'S MY CONTRACT WORTH TODAY?
                               Accumulated Value

     The Accumulated Value of your Contract is the value of all amounts accumulated under the Contract during the Accumulation Phase (similar to the current market value of a mutual fund account). When the Contract is opened, the Accumulated Value is equal to your initial Net Purchase Payment. On any Business Day thereafter, the Accumulated Value equals the Accumulated Value from the previous Business Day. plus:

     .    Any additional Net Purchase Payments credited
     . Any increase in the Accumulated Value due to investment results of the Portfolio(s) you selected minus:
     . Any decrease in the Accumulated Value due to investment results of the Portfolio(s) you selected
     .    The daily Mortality and Expense Risk Charge
     .    The daily Administrative Expense Charge
     .    The Annual Contract Maintenance Fee, if applicable
     .    Any withdrawals
     .    Any Premium Taxes that occur during the Valuation Period.

     The Valuation Period is any period between two successive Business Days beginning at the close of business of the first Business Day and ending at the close of business of the next Business Day. You should expect the Accumulated Value of your Contract to change from Valuation Period to Valuation Period, reflecting the investment experience of the Portfolios you have selected as well as the daily deduction of charges.

     An Accumulation Unit is a measure of your ownership interest in the Contract during the Accumulation Phase. When you allocate your Net Purchase Payments to a selected Portfolio, the Company will credit a certain number of Accumulation Units to your Contract. The Company determines the number of Accumulation Units it credits by dividing the dollar amount you have allocated to a Portfolio by the Accumulation Unit Value for that Portfolio as of the end of the Valuation Period in which the payment is received. Each Portfolio has its own Accumulation Unit Value (similar to the share price (net asset value) of a mutual fund). The Accumulation Unit Value varies each Valuation Period with the net rate of return of the Portfolio. The net rate of return reflects the performance of the Portfolio for the Valuation Period and is net of asset charges to the Portfolio. Per Portfolio, the Accumulated Value equals the number of Accumulation Units multiplied by the Accumulation Unit Value for that Portfolio.

     All dividends and capital gains earned will be reinvested and reflected in the Accumulation Unit Value, keeping the earnings tax-deferred.


Investment Options

Vanguard Variable Insurance Fund
The Vanguard Variable Annuity Plan Contract offers you a means of investing in thirteen Portfolios of Vanguard Variable Insurance Fund. A brief description of each Portfolio is given below. For more detailed information regarding the Portfolios, you should read the prospectus for Vanguard Variable Insurance Fund that accompanies the Contract prospectus.
     The general public may invest in the Portfolios of Vanguard Variable Insurance Fund only through certain insurance contracts. The investment objectives and policies of the Portfolios may be similar to those of publicly available Vanguard funds or portfolios. You should not expect that the investment results of any publicly available Vanguard funds or portfolios will be comparable to those of the Portfolios.

 .    The Money Market Portfolio seeks to provide current income consistent with the preservation of capital and liquidity. The Portfolio also seeks to maintain a stable net asset value of $1 per share. The Portfolio invests primarily in high-quality money market instruments issued by financial institutions, non-financial corporations, the U.S. government, state and municipal governments and their agencies or instrumentalities, as well as repurchase agreements collateralized by such securities. The Portfolio also invests in Eurodollar obligations (dollar-denominated obligations issued outside the U.S. by foreign banks or foreign branches of domestic banks) and Yankee obligations (dollar-denominated obligations issued in the U.S. by foreign banks). An investment in the Portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Portfolio. Vanguard's Fixed Income Group serves as this Portfolio's investment adviser.

14

 .    The High-Grade Bond Portfolio seeks to parallel the investment results of the Lehman Brothers Aggregate Bond Index. The Portfolio invests primarily in a diversified portfolio of U.S. government and corporate bonds and mortgage-backed securities. Vanguard's Fixed Income Group serves as this Portfolio's investment adviser.
 .    The High Yield Bond Portfolio seeks to provide a high level of current income by investing in lower-rated debt securities, which may be regarded as having speculative characteristics and are commonly referred to as "junk bonds." Under normal circumstances, at least 80% of the Portfolio's assets will be invested in high-yield corporate debt obligations rated at least B by Moody's Investors Service, Inc. or Standard & Poor's Corporation or, if unrated, of comparable quality as determined by the Portfolio's adviser, Wellington Management Company.
 .    The Short-Term Corporate Portfolio seeks to provide a high level of income by investing primarily in high-quality, short-term bonds issued by corporations. Vanguard's Fixed Income Group serves as this Portfolio's investment adviser.
 .    The Balanced Portfolio seeks the conservation of capital, while providing moderate income, and moderate long-term growth of capital and income. The Portfolio invests in a diversified portfolio of common stocks and bonds, with common stocks expected to represent 60% to 70% of the Portfolio's total assets and bonds to represent 30% to 40%. Wellington Management Company serves as this Portfolio's investment adviser.
 .    The Diversified Value Portfolio seeks to provide long-term growth of capital and a moderate level of dividend income by investing primarily in common stocks of large and medium-sized companies whose stocks the adviser considers to be undervalued and out of favor with investors. Such "value" stocks typically have above-average dividend yields and/or below-average prices in relation to such financial measures as earnings, book value, and cash flow. Barrow, Hanley, Mewhinney & Strauss, Inc. serves as this Portfolio's investment adviser.
 .    The Equity Income Portfolio seeks to provide a high level of current income by investing principally in dividend-paying equity securities. Newell Associates serves as this Portfolio's investment adviser.
 .    The Equity Index Portfolio seeks to provide long-term growth of capital by attempting to match the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), which contains the stocks of 500 of the largest domestic companies. Vanguard's Core Management Group serves as this Portfolio's investment adviser.
 .    The Growth Portfolio seeks to provide long-term capital appreciation. The
     Portfolio invests primarily in equity securities of seasoned U.S. companies with above-average prospects for growth. Lincoln Capital Management Company serves as this Portfolio's investment adviser.
 .    The Mid-Cap Index Portfolio seeks to provide long-term growth of capital by attempting to match the performance of the Standard & Poor's MidCap 400 Index ("S&P MidCap 400"), which is made up of stocks of medium-sized companies. Vanguard's Core Management Group serves as this Portfolio's investment adviser.
 .    The REIT Index Portfolio seeks to provide a high level of income and moderate long-term growth of capital by investing in stocks of real estate investment trusts ("REITs"), which own office buildings, hotels, shopping centers, and other properties. The Portfolio seeks to match the performance of the Morgan Stanley REIT Index, a benchmark of U.S. REITs. Vanguard's Core Management Group serves as this Portfolio's investment adviser.

 .    The Small Company Growth Portfolio seeks to provide long-term growth in capital by investing primarily in equity securities of small companies deemed to have favorable prospects for growth. These securities are primarily common stocks but may also include securities convertible into common stock. Granahan Investment Management and Grantham, Mayo, Van Otterloo & Co. LLC serve as this Portfolio's investment advisers.
 .    The International Portfolio seeks to provide long-term capital appreciation. The Portfolio invests primarily in equity securities of companies based outside the United States. Schroder Investment Management North America Inc. serves as this Portfolio's investment adviser.
     There is no assurance that a Portfolio will achieve its stated objective. Additional information regarding the investment objectives and policies of the Portfolios and the investment advisory services can be found in the current Fund prospectus accompanying this prospectus.

Exchanges Among the Portfolios
Should your investment goals change, you may exchange money among the Portfolios of the Fund at no cost, subject to the following conditions:

 .    You may make requests for exchanges in writing or by telephone. The Company will process requests it receives prior to the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern time) at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.
 .    The minimum amount you may exchange from a Portfolio is $250 (unless the
     Accumulated Value in a Portfolio is less than $250).
 .    The $1,000 minimum balance requirement per Portfolio must be satisfied at all times.
 .    The Company does not charge a fee for exchanges among the Portfolios.

                                LIMITATIONS ON
                                   Exchanges

     Because excessive exchanges can disrupt management of the Fund and increase the Fund's costs for all Contract Owners, the Fund limits exchanges as follows:

     . You may make no more than two substantive "round trips" through a Portfolio (not including the Money Market Portfolio) during any 12-month period.
     . The Fund and the Company may refuse an exchange at any time, for any reason.
     . The Company may revoke a Contract Owner's telephone exchange privilege at any time, for any reason.

     A "round trip" is a redemption from a Portfolio followed by a purchase back into the Portfolio within 30 days. Also, "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to or from another Vanguard fund. "Substantive" means a dollar amount that The Vanguard Group, Inc. determines, in its sole discretion, could adversely affect the management of the Fund.

Automatic Exchange Service
With the Automatic Exchange Service you can move money automatically among the Portfolios of the Fund. You can exchange fixed dollar amounts or percentages of your Portfolio balance into the other Portfolios offered under the Contract on either a monthly, quarterly, semiannual, or annual basis (provided the $1,000 minimum balance requirement has been met in the Portfolios to which you are moving money).
     The minimum amount you may exchange is $250.

                               A CLOSER LOOK AT
                             Dollar-Cost Averaging

     Using the Automatic Exchange Service, you can establish exchanges at regular intervals in a plan of investing often referred to as "dollar-cost averaging," moving money, for example, from the Money Market Portfolio into a stock or bond Portfolio. The main objective of Dollar-Cost Averaging is to shield your investment from short-term price fluctuations. Since the same dollar amount is transferred to other Portfolios each month, more Accumulation Units are credited to a Portfolio if the value per Accumulation Unit is low, while fewer Accumulation Units are credited if the value per Accumulation Unit is high. Therefore, it is possible to achieve a lower average cost per Accumulation Unit over the long term if the Accumulation Unit Value declines over that period. This plan of investing allows investors to take advantage of market fluctuations but does not assure a profit or protect against a loss in declining markets.

     To take advantage of the Automatic Exchange Service, complete a Vanguard Variable Annuity Plan Automatic Exchange Service Application Form or send a letter of instruction to the Vanguard Variable Annuity Center.
     You may change the amount to be transferred or cancel this service at any time in writing or by telephone if you have telephone authorization on your Contract. This service cannot be used to establish a new Portfolio, and will not go into effect until the Free Look Period has expired.

Telephone Exchanges
You may establish the telephone exchange privilege on your Contract by completing the appropriate section of the Application or by sending a letter authorizing the Company to take exchange instructions over the telephone. The Company, the Fund, and The Vanguard Group, Inc. shall not be responsible for the authenticity of exchange instructions received by telephone. We will take reasonable steps to confirm that instructions communicated by telephone are genuine. Before we act on any telephoned instruction, we will ask the caller for his or her Contract number and Social Security number. This information will be verified against the Contract Owner's records and all transactions performed will be verified with the Contract Owner through a written confirmation statement. We will record all calls. The Company, the Fund, and The Vanguard Group, Inc. shall not be liable for any loss, cost, or expense for action on telephone instructions believed to be genuine in accordance with these procedures. We will make every effort to maintain the exchange privilege. However, the Company and the Fund reserve the right to revise or terminate its provisions, limit the amount of any exchange, or reject any exchange, as deemed necessary, at any time.

16

Expenses

                               A CLOSER LOOK AT
                 The Costs of Investing in a Variable Annuity

     Costs are an important consideration in choosing a variable annuity. That's because you, as a contract owner, pay the costs of operating underlying mutual funds, plus any transaction costs associated with the fund's buying and selling of securities, as well as the costs associated with the annuity contract itself. These combined costs can have a significant effect on the investment performance of the annuity contract. Even seemingly small differences in mutual fund and annuity contract expenses can, over time, have a dramatic effect on performance.

     The projected expenses for the Vanguard Variable Annuity Plan Contract are substantially below the costs of other variable annuity contracts. For example, on a $25,000 Contract the average expense ratio of other variable annuity contracts was 2.14% as of December 31, 2000, compared to 0.67% for the Vanguard Variable Annuity Plan Contract as of the date of this prospectus. (Source for competitors' data: Morningstar Principia Pro for VA/L Subaccounts, December 2000.)

                         SUMMARY OF COSTS OF INVESTING
                in the Vanguard Variable Annuity Plan Contract

     .    No sales load or sales charge
     .    No charge to make full or partial withdrawals
     .    No fee to exchange money among the Portfolios
     . $25 Annual Contract Maintenance Fee on Contracts valued at less than $25,000
     .    Annual Mortality and Expense Risk Charge: 0.27%
     .    Annual Administrative Expense Charge: 0.10%
     . Fees and expenses paid by the Portfolios which ranged from 0.16% to 0.47% in the fiscal year ended September 30, 2000

Mortality and Expense Risk Charge
The Company charges a fee as compensation for bearing certain mortality and expense risks under the Contract. The annual charge is assessed daily based on the combined net assets of the Separate Account and Separate Account B of the Company's affiliate, AUSA Life Insurance Company, Inc., in the Fund, according to the following schedule:

           -------------------------------------------------------------------
           Net Assets                                      Rate For All Assets
           -------------------------------------------------------------------
           Up to $2.5 billion                                      0.30%
           Over $2.5 billion and up to $5 billion                  0.28
           Over $5 billion                                         0.27
           -------------------------------------------------------------------
           The charge is currently 0.27%.
           -------------------------------------------------------------------

     The mortality and expense risk rates described above cannot be increased. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to the Company's surplus. If the charges collected under the Contract are not enough to cover actual costs or assumed risks, then the Company will bear the loss.

                               A CLOSER LOOK AT
                     The Mortality and Expense Risk Charge

     The Company assumes mortality risk in two ways. First, where Contract Owners elect an Annuity Payment Option under which the Company guarantees a number of payments over a life or joint lives, the Company assumes the risk of making monthly annuity payments regardless of how long all Annuitants may live. Second, the Company assumes mortality risk in guaranteeing a minimum Death Benefit in the event the Annuitant dies during the Accumulation Phase.

     The expense risk the Company assumes is that the charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Contract, may not be great enough to cover the actual costs of issuing and administering the Contract.

Administrative Expense Charge
The Company assesses each Contract an annual Administrative Expense Charge to cover the cost of issuing and administering each Contract and of maintaining the Separate Account. The Administrative Expense Charge is assessed daily at a rate equal to 0.10% annually of the net asset value of the Separate Account.

Annual Contract Maintenance Fee
In certain situations, the Company charges an Annual Contract Maintenance Fee of $25. The fee is to reimburse the Company for the costs it expects over the life of the Contract for maintaining each Contract and the Separate Account.
     The Company charges the fee if:
 .    Your Initial Purchase Payment is less than $25,000. In that case, your
     Initial Purchase Payment is reduced by a pro rated amount of the $25 fee to reflect the remaining portion of the calendar year of purchase.
 .    The Accumulated Value of your Contract is less than $25,000 on the last
     Business Day of any year. In that case, the fee will be deducted on the last Business Day of the year for the following year.
     The fee is deducted proportionately from each of the Portfolios you have selected.

Fund Operating Expenses
The value of the assets in the Separate Account will reflect the fees and expenses paid by Vanguard Variable Insurance Fund. A complete description of these expenses is found in the "Fee Table" section of this prospectus and in the "Management of the Fund" section of the Fund's Statement of Additional Information.

Taxes

INTRODUCTION
The following discussion of annuity taxation is general in nature and is based on the Company's understanding of the treatment of annuity contracts under current federal income tax law, particularly Section 72 of the Internal Revenue Code and various Treasury Regulations and Internal Revenue Service interpretations dealing with Section 72. The discussion does not touch upon state or local taxes. It is not tax advice. You may want to consult with a qualified tax adviser about your particular situation to ensure that your purchase of a Contract results in the tax treatment you desire. Additional discussion of tax matters is included in the Statement of Additional Information.

TAXATION OF ANNUITIES IN GENERAL
Tax Deferral
Special rules in the Internal Revenue Code for annuity taxation exist today. In general, those rules provide that you are not currently taxed on increases in value under a Contract until you take some form of withdrawal or distribution from it. However, it is important to note that, under certain circumstances, you might not get the advantage of tax deferral, meaning that the increase in value would be subject to current federal income tax. (See ANNUITY CONTRACTS OWNED BY NON-NATURAL PERSONS, page 19, and DIVERSIFICATION STANDARDS, page 19.)

                               A CLOSER LOOK AT
                                 Tax Deferral

     Tax deferral means no current tax on earnings in your Contract. The amount you would have paid in income taxes can be left in the Contract and earn money for you.

     One tradeoff of tax deferral is that there are certain restrictions on your ability to access your money, including penalty taxes for early withdrawals. This is one reason why a variable annuity is intended as a long-term investment.

     Another tradeoff is that, when funds are withdrawn, they are taxed at ordinary income rates instead of capital gains rates, which apply to certain other sorts of investments.

Taxation of Full and Partial Withdrawals
If you make a full or partial withdrawal (including a Systematic Withdrawal) from a Non-Qualified Contract during the Accumulation Phase, you as Contract Owner will be taxed at ordinary income rates on earnings you withdraw at that time. For purposes of this rule, withdrawals are taken first from earnings on the Contract and then from the money you invested in the Contract. This "investment in the contract" can generally be described as the cost of the Contract, and it generally includes all Purchase Payments minus any amounts you have already received under the Contract that represented the return of invested money. Also for purposes of this rule, a pledge or assignment of a Contract is treated as a partial withdrawal from a Contract. (If you are contemplating using your Contract as collateral for a loan, you may be asked to pledge or assign it.)

18

Taxation of Annuity Payments
When you take Annuity Payments in the Income Phase of a Non-Qualified Contract, for tax purposes each payment is deemed to return to you a portion of your investment in the Contract. Since with a Non-Qualified Contract you have already paid taxes on those amounts (the Contract was funded with after-tax dollars), you will not be taxed again on your investment--only on your earnings.
     For fixed Annuity Payments from a Non-Qualified Contract, in general, the Company calculates the taxable portion of each payment using a formula known as the "exclusion ratio." This formula establishes the ratio that the investment in the Contract bears to the total expected amount of Annuity Payments for the term of the Contract. The Company then applies that ratio to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxable at ordinary income tax rates.
     For variable Annuity Payments from a Non-Qualified Contract, in general, the Company calculates the taxable portion of each payment using a formula that establishes a specific dollar amount of each payment that is not taxed. To find the dollar amount, the Company divides the investment in the Contract by the total number of expected periodic payments. The remaining portion of each payment is taxable at ordinary income tax rates.
     Once your investment in the Contract has been returned, the balance of the Annuity Payments represent earnings only and therefore are fully taxable.

Taxation of Withdrawals and Distributions From Qualified Contracts
Generally, the entire amount distributed from a Qualified Contract is taxable to the Contract Owner. In the case of Qualified Contracts with after-tax contributions, you may exclude the portion of each withdrawal or Annuity Payment constituting a return of after-tax contributions. Once all of your after-tax contributions have been returned to you on a non-taxable basis, subsequent withdrawals or annuity payments are fully taxable as ordinary income. Since the Company has no knowledge of the amount of after-tax contributions you have made, you will need to make this computation in the preparation of your federal income tax return.

Tax Withholding
Federal tax law requires that the Company withhold federal income taxes on all distributions unless the recipient elects not to have any amounts withheld and properly notifies the Company of that election. In certain situations, the Company will withhold taxes on distributions to non-resident aliens at a flat 30% rate unless an exemption from withholding applies under an applicable tax treaty and the Company has received the appropriate Form W-8 certifying the U.S. taxpayer identification number.

Penalty Taxes on Certain Early Withdrawals
The Internal Revenue Code provides for a penalty tax in connection with certain withdrawals or distributions that are includible in income. The penalty amount is 10% of the amount includible in income that is received under an annuity. However, there are exceptions to the penalty tax. For instance, it does not apply to withdrawals: (i) made after the taxpayer reaches age 59 1/2 (ii) made on or after the death of the Contract Owner or, where the Contract Owner is not an individual, on or after the death of the primary Annuitant (who is defined as the individual the events in whose life are of primary importance in affecting the timing and payment under the Contracts); (iii) attributable to the disability of the taxpayer which occurred after the purchase of the Contract (as defined in the Internal Revenue Code); (iv) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer, or joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (v) from a Qualified Contract (note, however, that other penalties may apply); (vi) under an immediate annuity contract (as defined in the Internal Revenue Code); (vii) that can be traced to an investment in the Contract prior to August 14, 1982; or (viii) under a Contract that an employer purchases on termination of certain types of qualified plans and that the employer holds until the employee separates from service.
     If the penalty tax does not apply to a withdrawal as a result of the application of item (iv) above, and the series of payments is subsequently modified (for some reason other than death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under Treasury Regulations) equal to the penalty tax that would have been imposed but for item (iv) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2. Because the Company cannot predict whether the payments will be substantially equal, the Company will report such withdrawals to the Internal Revenue Service as early withdrawals with no known exception.
     For Qualified Contracts, other tax penalties may apply to certain distributions as well as to certain contributions and other transactions.
     The penalty tax may not apply to distributions from Qualified Contracts issued under Section 408(b) of the Internal Revenue Code that you use to pay qualified higher education expenses, the acquisition costs (up to $10,000) involved in the purchase of a principal residence by a first-time homebuyer, or a distribution made on account of an Internal Revenue Service levy. Because the Company cannot verify that such an early withdrawal is for qualified higher education expenses or a first home purchase, the Company will report such withdrawals to the Internal Revenue Service as early withdrawals with no known exception.

ANNUITY CONTRACTS OWNED BY NON-NATURAL PERSONS
Where a non-natural person (for example, a corporation) holds a Contract, that Contract is generally not treated as an annuity contract for federal income tax purposes, and the income on that Contract (generally the increase in the net Accumulated Value less the payments) is considered taxable income each year. This rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an agent for a natural person. The rule also does not apply where the estate of a decedent acquires a Contract, where an employer purchases a Contract on behalf of an employee upon termination of a qualified plan, or to an immediate annuity (as defined in the Internal Revenue Code).

MULTIPLE-CONTRACTS RULE
All non-qualified annuity contracts issued by the same company (or affiliate) to the same Contract Owner during any calendar year are to be aggregated and treated as one contract for purposes of determining the amount includible in the taxpayer's gross income. Thus, any amount received under any Contract prior to the Contract's Annuity Date, such as a partial withdrawal, will be taxable
(and possibly subject to the 10% federal penalty tax) to the extent of the combined income in all such contracts. The Treasury Department has specific authority to issue regulations that prevent the avoidance of the multiple-contracts rules through the serial purchase of annuity contracts or otherwise. In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more Contracts purchased by the same Contract Owner. Accordingly, a Contract Owner should consult a tax adviser before purchasing more than one Contract or other annuity contracts. (The aggregation rules do not apply to immediate annuities (as defined in the Internal Revenue Code).)

TRANSFERS OF ANNUITY CONTRACTS
Any transfer of a Non-Qualified Contract during the Accumulation Phase for less than full and adequate consideration will generally trigger income tax (and possibly the 10% federal penalty tax) on the gain in the Contract to the Contract Owner at the time of such transfer. The transferee's investment in the Contract will be increased by any amount included in the Contract Owner's income. This provision, however, does not apply to transfers between spouses or former spouses incident to a divorce that are governed by Internal Revenue Code
Section 1041(a).

ASSIGNMENTS OF ANNUITY CONTRACTS
A transfer of ownership in a Contract, a collateral assignment, or the designation of an Annuitant or other beneficiary who is not also the Contract Owner may result in tax consequences to the Contract Owner, Annuitant, or beneficiary that this prospectus does not discuss. A Contract Owner considering such a transfer or assignment of a Contract should contact a tax adviser about the potential tax effects of such a transaction.

DIVERSIFICATION STANDARDS
To comply with certain regulations under Internal Revenue Code Section 817(h), after a start-up period, each Subaccount of the Separate Account will be required to diversify its investments in accordance with certain diversification standards. A "look-through" rule applies that suggests that each Subaccount of the Separate Account will be tested for compliance with the diversification standards by looking through to the assets of the Portfolios in which each Subaccount invests.
     In connection with the issuance of temporary diversification regulations in 1986, the Treasury Department announced that such regulations did not provide guidance on the extent to which Contract Owners may direct their investments to particular subaccounts of a separate account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this time, what these regulations or rulings would provide. It is possible that when the regulations or rulings are issued, the Contract may need to be modified in order to remain in compliance. For these reasons, the Company reserves the right to modify the Contract, as necessary, to maintain the tax-deferred status of the Contract.
     We intend to comply with the diversification regulations to assure that the Contract continues to be treated as an annuity contract for federal income tax purposes.

QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES
Generally, you may purchase Qualified Contracts only in connection with a "rollover" of funds from another individual retirement annuity (IRA) or qualified plan. Qualified Contracts must contain special provisions and are subject to limitations on contributions and the timing of when distributions can and must be made. Tax penalties may apply to contributions greater than specified limits, loans, reassignments, distributions that do not meet specified requirements, or in other circumstances. Anyone desiring to purchase a Qualified Contract should consult a personal tax adviser.

20

Access To Your Money

The value of your Contract can be accessed during the Accumulation Phase:
 .   By making a full or partial withdrawal.
 .   By electing an Annuity Payment Option.
 .   By your Beneficiary in the form of a Death Benefit.

Full and Partial Withdrawals
You may withdraw all or part of your money at any time during the Accumulation Phase of your Contract without a Company charge, provided the Annuitant or Joint Annuitant is still living. All partial withdrawals must be for at least $250.
     On the date the Company receives your request for a full withdrawal, the amount payable is the Accumulated Value.
     On the date the Company receives your request for a partial withdrawal, the Accumulated Value will be reduced by the amount of the partial withdrawal.
     Because you assume the investment risk under the Contract, the total amount paid upon a full withdrawal of the Contract may be more or less than the total Purchase Payments made (taking prior withdrawals into account).
     To make a withdrawal, send your written request to the Vanguard Variable Annuity Center. Your written request should include your Contract number, Social Security number, the amount you wish to withdraw, how you want that amount allocated among the various Portfolios, the signature of all Contract Owners, and your federal tax withholding election.

Systematic Withdrawals
You may elect to have a specified dollar amount or a percentage of the balance withdrawn from your Contract's Accumulated Value on a monthly, quarterly, semiannual, or annual basis. The Company requires a Contract balance of at least $10,000 and a Portfolio balance of at least $1,000 in order to establish the systematic withdrawal program for your Contract. The minimum amount for each Systematic Withdrawal is $250.
     You may elect this option by completing the Vanguard Variable Annuity Plan Systematic Withdrawal Program Application Form. The Form must be signed by all Contract Owners and must be signature-guaranteed if you are directing the withdrawal payments to an address other than the Contract address.
     The Company must receive your Form at least 30 days before the date you want systematic withdrawals to begin. The Company will process each Systematic Withdrawal on the date and at the frequency you specified in your Systematic Withdrawal Program Application Form.
     You may change the amount to be withdrawn and the percentage or the frequency of distributions by telephone. Any other changes you make, including a change in the destination of the check or your election to cancel this option, must be made in writing, and should include signatures of all Contract Owners.

Minimum Balance Requirements
The minimum required balance in any Portfolio is $1,000. If an exchange or withdrawal would reduce the balance in a Portfolio to less than $1,000, the Company will transfer the remaining balance to the other Portfolios under the Contract on a pro rata basis. If the entire value of the Contract falls below $1,000, the Company may notify you that the Accumulated Value of your Contract is below the minimum balance requirement. In that case, you will be given 60 days to make an Additional Purchase Payment before your Contract is liquidated. The Company would then promptly pay proceeds to the Contract Owner. The proceeds would be taxed as a withdrawal from the Contract. Full withdrawal will result in an automatic termination of the Contract.

Payment of Full or Partial Withdrawal Proceeds
The Company will pay cash withdrawals within seven days after receipt of your written request for withdrawal except in one of the following situations, in which the Company may delay the payment beyond seven days:

 .    The New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted.
 .    An emergency exists as defined by the Securities and Exchange Commission
     (the "SEC"), or the SEC requires that trading be restricted.
 .    The SEC permits a delay for your protection as a Contract Owner.
 .    The payment is derived from premiums paid by check, in which case the
     Company may delay payment until the check has cleared your bank, which may take up to ten calendar days.

                                  TAXATION OF
                                  Withdrawals

     For important information on the tax consequences of withdrawals, see Taxation of Full and Partial Withdrawals, page 17, and Penalty Taxes on Certain Early Withdrawals, page 18.

Tax Withholding on Withdrawals
If you do not provide the Company with a written request not to have federal income taxes withheld when you request a full or partial withdrawal, federal tax law requires the Company to withhold federal income taxes from the taxable portion of any withdrawal and send that amount to the federal government. In that case, we will withhold at a rate of 10%.

Performance

Standardized Performance
From time to time, the Company may advertise the yield and total return investment performance of a Portfolio for various periods, including quarter-to-date, year-to-date, one-year, five-year, and since inception. The Company will calculate advertised yields and total returns according to standardized methods prescribed by the SEC, so that all charges and expenses attributable to the Contract will be included. Including these fees has the effect of decreasing the advertised performance of a Portfolio, so that a Portfolio's investment performance will not be directly comparable to that of an ordinary mutual fund.

Non-Standardized Performance
The Company may also advertise total return or other performance data in non-standardized formats that do not reflect the Annual Contract Maintenance Fee.

Not Indications of Future Performance
The performance measures discussed above are not intended to indicate or predict future performance.

Statement of Additional Information
Please refer to the Statement of Additional Information for a description of the method used to calculate a Portfolio's yield and total return and a list of the indexes and other benchmarks used in evaluating a Portfolio's performance.

Death Benefit

In General
If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is either the then-current Accumulated Value of the Contract or the sum of all Purchase Payments (minus any partial withdrawals and any applicable Premium Taxes)--whichever is greater. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.
     Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement. Special rules may apply to a surviving spouse.

Death of the Annuitant During the Accumulation Phase
If the Annuitant dies during the Accumulation Phase, the Beneficiary will be entitled to the Death Benefit. When we receive Due Proof of Death of the Annuitant, we will calculate the Death Benefit. The Beneficiary can choose to receive the amount payable in a lump-sum cash benefit or under one of the Annuity Payment Options. The Contract Owner can choose an Annuity Payment Option for the Beneficiary before the Annuitant's death. However, if the Contract Owner does not make such a choice and the Company has not already paid a cash benefit, the Beneficiary may choose a payment option after the Annuitant's death.
     Paid as a lump sum, the Death Benefit is the greater of:
(1)   The Accumulated Value on the date we receive Due Proof of Death; or
(2) The amount of all Purchase Payments made to date minus the amount of all partial withdrawals and Premium Taxes, if any.
     Paid under one of the Annuity Payment Options, the Death Benefit will be based on the greater of:
(1) The Accumulated Value ten Business Days prior to the Annuity Date elected by the Beneficiary and approved by the Company; or
(2) The amount of all Purchase Payments minus the amount of all partial withdrawals and Premium Taxes, if any.

                                  DEFINITION
                              Due Proof of Death

When the term "Due Proof of Death" is used in this prospectus we mean any of the following:
 .    A certified death certificate
 .    A certified decree of a court of competent jurisdiction as to the finding of death
 .    A written statement by a medical doctor who attended the deceased
 .    Any other proof satisfactory to the Company

22

Death of the Annuitant During the Income Phase
The Death Benefit, if any, payable if the Annuitant dies during the Income Phase depends on the Annuity Payment Option selected. Upon the Annuitant's death, the Company will pay the Death Benefit, if any, to the Beneficiary under the Annuity Payment Option in effect. For instance, if the Life Annuity With Period Certain option has been elected, and if the Annuitant dies during the Income Phase, then any unpaid payments certain will be paid to the Beneficiary.

                                 A WORD ABOUT
                               Joint Annuitants

     The Contract permits you as Contract Owner to name a Joint Annuitant. This can have different effects depending on whether the Contract is in the Accumulation Phase or the Income Phase.

     During the Accumulation Phase, the Death Benefit is payable only after the death of both the Annuitant and the Joint Annuitant.

     During the Income Phase, it will not matter that you have named a Joint Annuitant unless you have chosen an Annuity Payment Option, such as the Joint and Last Survivor Annuity option, that pays over the life of more than one person. Therefore, if you have chosen an Annuity Payment Option that provides income over the life of someone other than the person named as Joint Annuitant, the Joint Annuitant's death during the Income Phase will have no effect on the benefits due under the Contract.

Designation of a Beneficiary
The Contract Owner may select one or more Beneficiaries for the Annuitant and name them on the Application. Thereafter, while the Annuitant or Joint Annuitant is living, the Contract Owner may change the Beneficiary by written notice. The change will take effect as of the date the Contract Owner signs the notice, but it will not affect any payment made or any other action taken before the Company acknowledges the notice. The Contract Owner may also make the designation of Beneficiary irrevocable by sending written notice to the Company and obtaining approval from the Company. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary. In the event the Contract Owner and the Annuitant are different, the Contract Owner may also name an Owner's Designated Beneficiary. The Owner's Designated Beneficiary may assume ownership of the Contract upon the Contract Owner's death subject to any restrictions required under federal tax law. See Death of Contract Owner During the Accumulation Phase section below. The Owner's Designated Beneficiary may be added or changed only with a written letter of instruction to the Company.
     If the Annuitant dies during the Accumulation Period, the following will apply unless the Contract Owner has made other provisions:
 .    If there is more than one Beneficiary, each will share in the Death Benefit equally.
 .    If one or two or more Beneficiaries have already died, the Company will pay that share of the Death Benefit equally to the survivor(s).
 .    If no Beneficiary is living, the Company will pay the proceeds to the
     Contract Owner.
 .    If a Beneficiary dies at the same time as the Annuitant, the Company will pay the proceeds as though the Beneficiary had died first. If a Beneficiary dies within 15 days after the Annuitant's death and before the Company receives due proof of the Annuitant's death, the Company will pay proceeds as though the Beneficiary had died first. If a Beneficiary who is receiving Annuity Payments dies, the Company will pay any remaining Payments Certain to that Beneficiary's named Beneficiary(ies) when due. If no Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is not living at this time, this right will pass to his or her estate.

Death of the Contract Owner
Death of the Contract Owner During the Accumulation Phase. With two exceptions, federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Accumulation Phase, the Company must pay out the entire value of the Contract within five years of the date of death. First exception:
If the entire value is to be distributed to the Owner's Designated Beneficiary, he or she may elect to have it paid under an Annuity Payment Option over his or her life or over a period certain no longer than his or her life expectancy as long as the payments begin within one year of the Contract Owner's death. Second exception: If the Owner's Designated Beneficiary is the spouse of the Contract Owner (or Joint Owner), the spouse may elect to continue the Contract in his or her name as Contract Owner indefinitely and to continue deferring tax on the accrued and future income under the Contract. ("Owner's Designated Beneficiary" means the natural person whom the Contract Owner names as a beneficiary and who becomes the Contract Owner upon the Contract Owner's death.) If the Contract Owner and the Annuitant are the same person, then upon that person's death the Beneficiary is entitled to the Death Benefit. In this regard, see Death of the Annuitant During the Accumulation Phase, page 21.

Death of the Contract Owner During the Income Phase. Federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Income Phase, the Company must pay the remaining portions of the value of the Contract at least as rapidly as under the method of distribution being used on the date of death.

Non-Natural Person as Contract Owner. Where the Contract Owner is not a natural person (for example, is a corporation), the death of the "primary Annuitant" is treated as the death of the Contract Owner for purposes of federal tax law. (The Internal Revenue Code defines a "primary Annuitant" as the individual who is of primary importance in affecting the timing or the amount of payout under the Contract.) In addition, where the Contract Owner is not a natural person, a change in the identity of the "primary Annuitant" is also treated as the death of the Contract Owner for purposes of federal tax law.

Payment of Lump-Sum Death Benefits
The Company will pay lump-sum Death Benefits within seven days after the election to take a lump sum becomes effective except in one of the following situations, in which the Company may delay the payment beyond seven days:
 .    The New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted.
 .    An emergency exists as defined by the SEC, or the SEC requires that trading be restricted.
 .    The SEC permits a delay for your protection as a Contract Owner.
 .    The payment is derived from premiums paid by check, in which case the
     Company may delay payment until the check has cleared your bank, which may take up to ten calendar days.

Other Information

Peoples Benefit Life Insurance Company (the "Company," "We," "Us," "Our ") Peoples Benefit Life Insurance Company is an Iowa stock life insurance company incorporated on August 6, 1920, with offices at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499. It is principally engaged in offering life insurance and annuity contracts, and is licensed in 49 states, the District of Columbia, and Puerto Rico.

      As of December 31, 2000, the Company had statutory-basis assets of approximately $13.5 billion. It is a wholly owned indirect subsidiary of AEGON USA, Inc., which conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. AEGON N.V. of The Netherlands indirectly owns all of the stock of AEGON USA, Inc. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.

Peoples Benefit Life Insurance Company Separate Account IV
Established by the Company on July 16, 1990, the Separate Account operates under Iowa law.
     The Separate Account is a unit investment trust registered with the SEC under the Investment Company Act of 1940 (the "1940 Act"). Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account.
     The Company owns the assets of the Separate Account, and the obligations under the Contract are obligations of the Company. These assets are held separately from the other assets of the Company and are not chargeable with liabilities incurred in any other business operation of the Company (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). The Company will always keep assets in the Separate Account with a value at least equal to the total Accumulated Value under the Contracts. Income, gains, and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Company's general account assets or any other separate account the Company maintains.
     The Separate Account has thirteen Subaccounts, each of which invests solely in a corresponding Portfolio of the Fund. Additional Subaccounts may be established at the Company's discretion. The Separate Account meets the definition of a "separate account" under Rule 0-1(e)(1) of the 1940 Act.

Contract Owner ("You," "Your")
The Contract Owner is the person or persons designated as the Contract Owner in the Application to participate in the Contract. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all respects with the Owner. The Owner has the right to assign ownership to a person or party other than himself.

24

Payee
The Payee is the Contract Owner, Annuitant, Beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

Free Look Period
The Contract provides for a Free Look Period of at least 10 days after the Contract Owner receives the Contract (20 or more days in some instances as specified in your Contract) plus 5 days for mailing. The Contract Owner may cancel the Contract during the Free Look Period by returning it to the Vanguard Variable Annuity Center, P.O. Box 1105, Valley Forge, PA 19482-1105. Upon cancellation, the Contract is treated as void from the Contract Date and the Contract Owner will receive the greater of the Purchase Payments made under the Contract or the Accumulated Value of the Contract as of the day the Contract is received by the Company, except in Pennsylvania, where the Contract Owner will receive the Accumulated Value plus fees and charges deducted from Purchase Payments whether or not this amount exceeds Purchase Payments made under the Contract.
     Withdrawals are not permitted during the Free Look Period.

Administrative Services
Administrative services are provided by The Vanguard Group, Inc., Vanguard Variable Annuity Center, 100 Vanguard Boulevard, Malvern, PA 19355.

Distributor of the Contracts
The Vanguard Group, Inc., through its wholly owned subsidiary, Vanguard Marketing Corporation, is the principal distributor of the Contract. During the fiscal year ended September 30, 2000, each Portfolio incurred distribution and marketing expenses representing 0.01% (0.02% for the Money Market Portfolio) of each Portfolio's average net assets. These expenses are guaranteed not to exceed 0.20% of each Portfolio's average month-end net assets. A complete description of the services provided by Vanguard Marketing Corporation is found in the "Management of the Fund" section in the Fund's Statement of Additional Information. The principal business address for The Vanguard Group, Inc. is 100 Vanguard Boulevard, Malvern, PA 19355.

Voting Rights
The Fund does not hold regular meetings of shareholders. The Trustees of the Fund may call special meetings of shareholders as the 1940 Act or other applicable law may require. To the extent required by law, the Company will vote the Portfolio shares held in the Separate Account at shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the corresponding Portfolio. The Company will vote Fund shares as to which no timely instructions are received and those shares held by the Company as to which Contract Owners have no beneficial interest in proportion to the voting instructions that are received with respect to all Contracts participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.
     Prior to the Annuity Date, the Contract Owner holds a voting interest in each Portfolio to which the Accumulated Value is allocated. The number of votes which are available to a Contract Owner will be determined by dividing the Accumulated Value attributable to a Portfolio by the net asset value per share of the applicable Portfolio. After the Annuity Date, the person receiving Annuity Payments under any variable Annuity Payment Option has the voting interest. The number of votes after the Annuity Date will be determined by dividing the reserve for such Contract allocated to the Portfolio by the net asset value per share of the corresponding Portfolio. After the Annuity Date, the votes attributable to a Contract decrease as the reserves allocated to the Portfolio decrease. In determining the number of votes, fractional shares will be recognized.
     The number of votes of the Portfolio that are available will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

Additions, Deletions, or Substitutions of Investments
The Company retains the right, subject to any applicable law, to make certain changes. The Company reserves the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio of the Fund or of another registered open-end management investment company, if the shares of the Portfolios are no longer available for investment or if, in the Company's judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Separate Account.
To the extent the 1940 Act requires, substitutions of shares attributable to a Contract Owner's interest in a Portfolio will not be made until SEC approval has been obtained and the Contract Owner has been notified of the change.
     The Company may establish new Portfolios when marketing, tax, investment, or other conditions so warrant. The Company will make any new Portfolios available to existing Contract Owners on a basis the Company will determine. The Company may also eliminate one or more Portfolios if marketing, tax, investment, or other conditions so warrant.

     In the event of any such substitution or change, the Company may, by appropriate endorsement, make whatever changes in the Contracts may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Contracts, the Company may operate the Separate Account as a management company under the 1940 Act or any other form permitted by law, may deregister the Separate Account under the 1940 Act in the event such registration is no longer required, or may combine the Separate Account with one or more other separate accounts.

Financial Statements
The audited statutory-basis financial statements and schedules of the Company and the audited financial statements of the subaccounts of the Separate Account which are available for investment by Vanguard Variable Annuity Plan Contract Owners (as well as the Independent Auditors' Reports on them) are contained in the Statement of Additional Information.

Auditors
Ernst & Young LLP serves as independent auditors for the Company and the subaccounts of the Separate Account which are available for investment by Vanguard Variable Annuity Plan Contract Owners and audits their financial statements annually.

Legal Matters
The law firm of Morgan, Lewis & Bockius LLP, of Washington, D.C., has provided legal advice concerning the issue and sale of the Contract under the applicable federal securities laws. On behalf of the Company, Brenda D. Sneed, Esquire, has passed upon all matters of Iowa law pertaining to the validity of the Contract and the Company's right to issue the Contract.

26

Table of Contents for the Vanguard Variable Annuity Plan Contract
Statement of Additional Information

Contents

   B-2   The Contract

   B-2   Computation of Variable Annuity
         Income Payments

   B-3   Exchanges

   B-3   Joint Annuitant

   B-3   General Matters

   B-3   Non-Participating

   B-3   Misstatement of Age or Sex

   B-3   Assignment

   B-4   Annuity Data

   B-4   Annual Report

   B-4   Incontestability

   B-4   Ownership

   B-4   Distribution of the Contract

   B-4   Performance Information

   B-4   Subaccount Inception Dates

   B-5   Money Market Subaccount Yields

   B-5   30-Day Yield for Non-Money
         Market Subaccounts

   B-6   Standardized Average Annual
         Total Return

   B-8   Additional Performance
         Measures

   B-8   Non-Standardized Cumulative
         Total Return and Non-Standardized
         Average Annual Total Return

   B-9   Non-Standardized Total Return
         Year-to-Date

   B-10  Non-Standardized One Year Return

   B-10  Safekeeping of Account
         Assets

   B-10  Conflicts of Interest with
         Other Separate Accounts

   B-11  The Company

   B-11  Taxes

   B-11  State Regulation of the
         Company

   B-12  Records and Reports

   B-12  Legal Proceedings

   B-12  Other Information

   B-12  Financial Statements

Appendix

CONDENSED FINANCIAL INFORMATION
The Accumulation Unit Values and the number of Accumulation Units outstanding for each Subaccount are as follows:

For the period April 29, 1991 through December 31, 2000
-----------------------------------------------------------------------------------------------------------------------------

                                                    High-        High           Short-
                                         Money      Grade       Yield             Term                Diversified      Equity
                                        Market       Bond        Bond        Corporate     Balanced         Value      Income
-----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value as of:
   Start Date*                           1.000     10.000      10.000           10.000       10.000        10.000      10.000
   12/31/1991                            1.032     11.027          --               --       10.802            --          --
   12/31/1992                            1.064     11.656          --               --       11.514            --          --
   12/31/1993                            1.091     12.695          --               --       12.961            --      10.488
   12/31/1994                            1.130     12.290          --               --       12.815            --      10.304
   12/31/1995                            1.191     14.437          --               --       16.885            --      14.239
   12/31/1996                            1.250     14.882      10.871               --       19.532            --      16.820
   12/31/1997                            1.314     16.219      12.135               --       23.946            --      22.503
   12/31/1998                            1.381     17.546      12.576               --       26.729            --      26.365
   12/31/1999                            1.447     17.343      12.892           10.180       27.774         8.662      25.617
   12/31/2000                            1.536     19.237      12.579           10.974       30.541        10.879      28.424
Number of units outstanding as of:
   12/31/1991                           32,495      2,122          --               --        3,395            --          --
   12/31/1992                           75,564      4,417          --               --        8,682            --          --
   12/31/1993                          109,190      6,592          --               --       16,164            --       6,411
   12/31/1994                          154,415      6,589          --               --       16,429            --       6,089
   12/31/1995                          183,867      8,684          --               --       17,021            --       7,355
   12/31/1996                          246,219      9,395       3,042               --       17,307            --       9,260
   12/31/1997                          282,813     12,403       7,810               --       19,528            --      13,361
   12/31/1998                          387,603     18,252      10,817               --       21,507            --      15,409
   12/31/1999                          456,736     17,857      10,721            3,165       20,007         3,397      14,334
   12/31/2000                          528,543     18,332       9,742            6,000       16,672         5,810      11,262
   (Units are shown in thousands)
-----------------------------------------------------------------------------------------------------------------------------

For the period April 29, 1991 through December 31, 2000
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                       Small
                                          Equity                        Mid-Cap          REIT        Company
                                           Index          Growth          Index         Index         Growth    International
-----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value as of:
   Start Date*                            10.000          10.000         10.000        10.000         10.000           10.000
   12/31/1991                             11.275              --             --            --             --               --
   12/31/1992                             12.039              --             --            --             --               --
   12/31/1993                             13.144          10.569             --            --             --               --
   12/31/1994                             13.224          10.964             --            --             --           10.128
   12/31/1995                             18.073          15.089             --            --             --           11.678
   12/31/1996                             22.098          19.057             --            --          9.725           13.319
   12/31/1997                             29.301          24.034             --            --         10.970           13.708
   12/31/1998                             37.565          33.697             --            --         11.792           16.226
   12/31/1999                             45.300          41.101         12.454         9.738         18.957           20.265
   12/31/2000                             41.052          32.753         14.640        12.251         21.872           18.834
Number of units outstanding as of:
   12/31/1991                              2,311              --             --            --             --               --
   12/31/1992                              9,645              --             --            --             --               --
   12/31/1993                             12,971           4,879             --            --             --               --
   12/31/1994                             13,676           8,004             --            --             --            6,818
   12/31/1995                             16,292          11,857             --            --             --            8,146
   12/31/1996                             19,360          15,744             --            --          5,362           12,435
   12/31/1997                             28,886          18,975             --            --         11,350           14,597
   12/31/1998                             28,884          23,656             --            --         11,841           14,564
   12/31/1999                             33,247          26,900          5,746         2,281         14,077           15,970
   12/31/2000                             31,161          27,577         13,486         4,174         19,483           17,227
   (Units are shown in thousands)
-----------------------------------------------------------------------------------------------------------------------------

* Date of commencement of operations for the High-Grade Bond and Equity Index Subaccounts was April 29, 1991, for the Money Market Subaccount was May 2, 1991, for the Balanced Subaccount was May 23, 1991, for the Equity Income and Growth Subaccounts was June 7, 1993, for the International Subaccount was
  June 3, 1994, for the High Yield Bond and Small Company Growth Subaccounts was June 3, 1996, and for the Short Term Corporate, Diversified Value, Mid-Cap Index, and REIT Index Subaccounts was February 8, 1999.

                     PEOPLES BENEFIT LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT IV

                       STATEMENT OF ADDITIONAL INFORMATION
                                     FOR THE
                     VANGUARD VARIABLE ANNUITY PLAN CONTRACT

                                   OFFERED BY
                     PEOPLES BENEFIT LIFE INSURANCE COMPANY
                             (AN IOWA STOCK COMPANY)
                             ADMINISTRATIVE OFFICES
                              4333 EDGEWOOD ROAD NE
                            CEDAR RAPIDS, IOWA 52499

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Vanguard Variable Annuity Plan Contract (the "Contract") offered by Peoples Benefit Life Insurance Company (the "Company"). You may obtain a copy of the Prospectus dated April 30, 2001 by calling 800-522-5555, or writing to Vanguard Variable Annuity Center, P.O. Box 1105, Valley Forge, PA 19482-1105. Terms used in the current Prospectus for the Contract are incorporated in this Statement.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.

                                 April 30, 2001

TABLE OF CONTENTS                                                                    PAGE
-----------------                                                                    ----
THE CONTRACT                                                                          B-2
     Computation of Variable Annuity Income Payments                                  B-2
     Exchanges                                                                        B-3
     Joint Annuitant                                                                  B-3
GENERAL MATTERS                                                                       B-3
     Non-Participating                                                                B-3
     Misstatement of Age or Sex                                                       B-3
     Assignment                                                                       B-3
     Annuity Data                                                                     B-4
     Annual Report                                                                    B-4
     Incontestability                                                                 B-4
     Ownership                                                                        B-4
DISTRIBUTION OF THE CONTRACT                                                          B-4
PERFORMANCE INFORMATION                                                               B-4
     Subaccount Inception Dates                                                       B-4
     Money Market Subaccount Yields                                                   B-5
     30-Day Yield for Non-Money Market Subaccounts                                    B-5
     Standardized Average Annual Total Return                                         B-6
ADDITIONAL PERFORMANCE MEASURES                                                       B-8
     Non-Standardized Cumulative Total Return and Non-Standardized Average
        Annual Total Return                                                           B-8
     Non-Standardized Total Return Year-to-Date                                       B-9
     Non-Standardized One Year Return                                                 B-10
SAFEKEEPING OF ACCOUNT ASSETS                                                         B-10
CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS                                    B-10
THE COMPANY                                                                           B-11
TAXES                                                                                 B-11
STATE REGULATION OF THE COMPANY                                                       B-11
RECORDS AND REPORTS                                                                   B-12
LEGAL PROCEEDINGS                                                                     B-12
OTHER INFORMATION                                                                     B-12
FINANCIAL STATEMENTS                                                                  B-12

                                  THE CONTRACT

     In order to supplement the description in the Prospectus, the following provides additional information about the Contract which may be of interest to Contract Owners.

Computation of Variable Annuity Income Payments

     Variable Annuity Income Payments are computed as follows. First, the Accumulated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Table contained in the Contract corresponding to the Annuity Option elected by the Contract Owner and based on an assumed interest rate of 4%. This will produce a dollar amount which is the first monthly payment.
     The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit value for the selected Subaccount ten Business Days prior to the Annuity Date. The number of Annuity Units for the Subaccount then remains fixed, unless an exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment, the dollar amount of each subsequent Annuity Payment is equal to the number of Annuity Units multiplied by the Annuity Unit value for the Subaccount ten Business Days before the due date of the Annuity Payment.

     The Annuity Unit value for each Subaccount was initially established at $10.00 on the day money was first deposited in that Subaccount. The Annuity Unit value for any subsequent Business Day is equal to (a) times (b) times (c), where:

     (a)  the Annuity Unit value for the immediately preceding Business Day;

     (b)  the Net Investment Factor for the day;

     (c) the investment result adjustment factor (0.99989255 per day), which recognizes an assumed interest rate of 4% per year used in determining the Annuity Payment amounts.

     The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount due to:

     (a) any increase or decrease in the value of the Subaccount due to investment results;

     (b) a daily charge for the mortality and expense risks assumed by the Company corresponding to an annual rate according to the following schedule:

                                                                    Rate For
          Net Assets*                                              All Assets
          -----------                                              ----------

          Up to $2.5 Billion......................................... 0.30%
          Over $2.5 Billion and Up To $5 Billion..................... 0.28%
          Over $5 Billion............................................ 0.27%

          *Based on combined net assets of the Separate Account and Separate
           Account B of AUSA Life Insurance Company, Inc.

     (c) a daily charge for the cost of administering the Contract corresponding to an annual charge of 0.10%.

     (d) an annual charge of $25 for maintenance of Contracts valued at less than $25,000 at time of initial purchase and on the last business day of each year.

     The Annuity Tables contained in the Contract are based on the 1983 Table "A" Mortality Table projected for mortality improvement to the year 2000 using Projection Scale G and an interest rate of 4% a year; except that in Massachusetts and Montana, the Annuity Tables contained in the Contract are based on a 60% female/40% male blending of the above, for all annuitants of either gender.

Exchanges

     After the Annuity Date, if a Variable Annuity Option has been chosen, the Contract Owner may, by making written request or by calling the Vanguard Variable Annuity Center, exchange the current value of the existing Subaccount to Annuity Units of any other Subaccount then available. The request for the exchange must be received, however, at least 10 Business Days prior to the first payment date on which the exchange is to take effect. This exchange shall result in the same dollar amount of Annuity Payment on the date of exchange. The Contract Owner is limited to two substantive exchanges (at least 30 days apart) from a Portfolio (except the Money Market Portfolio) in any Contract Year, and the value of the Annuity Units exchanged must provide a monthly Annuity Payment of at least $100 at the time of the exchange. "Substantive" means a dollar amount that The Vanguard Group, Inc. determines, in its sole discretion, could adversely affect management of the Fund.

     Exchanges will be made using the Annuity Unit value for the Subaccounts on the date the request for exchange is received by the Company. On the exchange date, the Company will establish a value for the current Subaccount by multiplying the Annuity Unit value by the number of Annuity Units in the existing Subaccount, and compute the number of Annuity Units for the new Subaccount by dividing the Annuity Unit value of the new Subaccount into the value previously calculated for the existing Subaccount.

Joint Annuitant

     The Contract Owner may, in the Contract Application or by written request at least 30 days prior to the Annuity Date, name a Joint Annuitant. Such Joint Annuitant must meet the Company's underwriting requirements. If approved by the Company, the Joint Annuitant shall be named on the Contract Schedule or added by endorsement. An Annuitant or Joint Annuitant may not be replaced.

     The Annuity Date shall be determined based on the date of birth of the Annuitant. If the Annuitant or Joint Annuitant dies prior to the Annuity Date, the survivor shall be the sole Annuitant. Another Joint Annuitant may not be designated. Payment to a Beneficiary shall not be made until the death of the surviving Annuitant.

                                 GENERAL MATTERS

Non-Participating

     The Contracts are non-participating. No dividends are payable and the Contracts will not share in the profits or surplus earnings of the Company.

Misstatement of Age or Sex

     Depending on the state of issue of a Contract, the Company may require proof of age and/or sex before making Annuity Payments. If the Annuitant's stated age, sex or both in the Contract are incorrect, the Company will change the Annuity Benefits payable to those which the Purchase Payments would have purchased for the correct age and sex. In the case of correction of the stated age or sex after payments have commenced, the Company will: (1) in the case of underpayment, pay the full amount due with the next payment; or (2) in the case of overpayment, deduct the amount due from one or more future payments.

Assignment

     Any Nonqualified Contract may be assigned by the Contract Owner prior to the Annuity Date and during the Annuitant's lifetime. The Company is not responsible for the validity of any assignment. No assignment will be recognized until the Company receives written notice thereof. The interest of any Beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum, notwithstanding any settlement agreement in effect at the time assignment was executed. The Company shall not be liable as to any payment or other settlement made by the Company before receipt of written notice.

Annuity Data

     The Company will not be liable for obligations which depend on receiving information from a Payee until such information is received in a form satisfactory to the Company.

Annual Report

     Once each Contract Year, the Company will send the Contract Owner an annual report of the current Accumulated Value allocated to each Subaccount; and any Purchase Payments, charges, exchanges or withdrawals during the year. This report will also give the Contract Owner any other information required by law or regulation. The Contract Owner may ask for a report like this at any time.

Incontestability

     This Contract is incontestable from the Contract Date, subject to the "Misstatement of Age or Sex" or "Misstatement of Age" provision.

Ownership

     The Owner of the Contract on the Contract Date is the Annuitant, unless otherwise specified in the Application. The Owner may specify a new Owner by written notice at any time thereafter. The term Owner also includes any person named as a Joint Owner. A Joint Owner shares ownership in all respects with the Owner. During the Annuitant's lifetime all rights and privileges under this Contract may be exercised solely by the Owner. Upon the death of the Owner(s), Ownership is retained by the surviving Joint Owner or passes to the Owner's Designated Beneficiary, if one has been designated by the Owner. If no Owner's Designated Beneficiary is designated or if no Owner's Designated Beneficiary is living, the Owner's Designated Beneficiary is the Owner's estate. From time to time the Company may require proof that the Owner is still living.

                          DISTRIBUTION OF THE CONTRACT

     The Vanguard Group, Inc., through its wholly owned subsidiary, Vanguard Marketing Corporation, is the principal distributor of the Contract. During the fiscal year ended September 30, 2000, each Portfolio incurred distribution and marketing expenses representing 0.01% (0.02% for the Money Market Portfolio) of each Portfolio's average net assets. These expenses are guaranteed not to exceed 0.20% of each Portfolio's average month-end net assets. A complete description of the services provided by Vanguard Marketing Corporation is found in the "Management of the Fund" section in the Fund's Statement of Additional Information. The principal business address for The Vanguard Group, Inc. is 100 Vanguard Boulevard, Malvern, PA 19355.

                             PERFORMANCE INFORMATION

     Performance information for the Subaccounts, including the yield and effective yield of the Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts, may appear in reports or promotional literature to current or prospective Contract Owners.

Subaccount Inception Dates

     Where applicable, the following Subaccount inception dates are used in the calculation of performance figures: April 29, 1991 for the Equity Index Subaccount and the High-Grade Bond Subaccount; May 2, 1991 for the Money Market Subaccount; May 23, 1991 for the Balanced Subaccount; June 7, 1993 for the Equity Income Subaccount and the Growth Subaccount; June 3, 1994 for the International Subaccount; June 3, 1996 for the High Yield Bond Subaccount and the Small Company Growth Subaccount; February 8, 1999 for the Diversified Value Subaccount and the Short-Term Corporate Subaccount; and February 9, 1999 for the Mid-Cap Index Subaccount and the REIT Index Subaccount.

     The underlying series of Vanguard Variable Insurance Fund in which the Mid-Cap Index Subaccount and the REIT Index Subaccount invest commenced operations on February 8, 1999 (and sold shares to these subaccounts on that day), but they held all of their assets in money market instruments until February 9, 1999, when performance measurement begins.

Money Market Subaccount Yields

     Current yield for the Money Market Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the "base-period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

     Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

               Effective Yield = [(Base Period Return +1)365/7] -1

     The yield of the Money Market Subaccount for the 7-day period ended December 31, 2000, was 6.10%.

30-Day Yield for Non-Money Market Subaccounts

     Quotations of yield for the remaining Subaccounts will be based on all investment income per Unit earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

                          YIELD = 2[(a - b + 1)6 -1]
                                     -----
                                     c x d

Where:

     [a] equals the net investment income earned during the period by the Series attributable to shares owned by a Subaccount
     [b]  equals the expenses accrued for the period (net of reimbursements)
     [c] equals the average daily number of Units outstanding during the period [d] equals the maximum offering price per Accumulation Unit on the last day of the period

Yield on the Subaccount is earned from the increase in net asset value of shares of the Series in which the Subaccount invests and from dividends declared and paid by the Series, which are automatically reinvested in shares of the Series.

     The yield of each Subaccount for the 30-day period ended December 31, 2000, is set forth below. Yields are calculated daily for each Subaccount. Premiums and discounts on asset-backed securities are not amortized.

     High-Grade Bond Subaccount.......................................    6.27%
     High Yield Bond Subaccount.......................................   10.55%
     Short-Term Corporate Subaccount..................................    6.65%
     Balanced Subaccount..............................................    3.49%
     Diversified Value Subaccount.....................................    2.56%
     Equity Income Subaccount.........................................    1.92%
     Equity Index Subaccount..........................................    0.74%
     Growth Subaccount................................................    0.00%
     Mid-Cap Index Subaccount.........................................    0.44%
     REIT Index Subaccount............................................    6.10%
     Small Company Growth Subaccount..................................    0.59%
     International Subaccount.........................................      ---

Standardized Average Annual Total Return

     When advertising performance of the Subaccounts, the Company will show the "Standardized Average Annual Total Return," calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable sales loads or sales charges, the Annual Contract Maintenance Fee and all other Portfolio, Separate Account and Contract level charges except Premium Taxes, if any. In calculating performance information, the Annual Contract Maintenance Fee is reflected as a percentage equal to the total amount of fees collected during a year divided by the total average net assets of the Portfolios during the same year. The fee is assumed to remain the same in each year of the applicable period. The fee is prorated to reflect only the remaining portion of the calendar year of purchase. Thereafter, the fee is deducted on the last business day of the year for the following year, on a pro rata basis, from each of the Portfolios you have chosen.

     Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, three, five and 10 years (or, if less, up to the life of the Subaccount) and year-to-date, six months to date, month-to-date, and quarter-to-date, calculated pursuant to the formula:

                                 P(1 + T)n = ERV
Where:

     (1)  [P] equals a hypothetical Initial Purchase Payment of $1,000

     (2)  [T] equals an average annual total return

     (3)  [n] equals the number of years

     (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 Purchase Payment made at the beginning of the period (or fractional portion thereof)

     The following tables show the average annual total return for the Subaccounts for the period beginning at the inception of each Subaccount and ending on December 31, 2000.

                                                                                                         Since
                                                                               Year      Year Ended    Subaccount
                                              1 year    3 years    5 years    to date    12/31/2000    Inception*
                                              ------    -------    -------    -------    ----------    ----------
     Money Market Subaccount...............    6.10%      5.33%      5.20%      6.10%       6.10%         4.50%
     High-Grade Bond Subaccount............   10.92%      5.85%      5.90%     10.92%      10.92%         6.96%
     High Yield Bond Subaccount............   -2.44%      1.20%        ---     -2.44%      -2.44%         5.13%
     Short-Term Corporate Subaccount.......    7.79%        ---        ---      7.79%       7.79%         5.02%
     Balanced Subaccount...................    9.96%      8.44%     12.57%      9.96%       9.96%        12.29%
     Diversified Value Subaccount..........   25.58%        ---        ---     25.58%      25.58%         4.54%
     Equity Income Subaccount..............   10.95%      8.09%     14.81%     10.95%      10.95%        14.78%
     Equity Index Subaccount...............   -9.38%     11.89%     17.82%     -9.38%      -9.38%        15.68%
     Growth Subaccount.....................  -20.32%     10.86%     16.75%    -20.32%     -20.32%        16.95%
     Mid-Cap Index Subaccount..............   17.54%        ---        ---     17.54%      17.54%        22.33%
     REIT Index Subaccount.................   25.80%        ---        ---     25.80%      25.80%        11.33%
     Small Company Growth Subaccount.......   15.37%     25.85%        ---     15.37%      15.37%        18.64%
     International Subaccount..............   -7.06%     11.16%     10.02%     -7.06%      -7.06%        10.08%

 -------------
*Refer to "Subaccount Inception Dates" under the "PERFORMANCE INFORMATION" section of this Statement of Additional Information.

                                                                  Month-          Quarter-           6 Months-
                                                                  to-date          to-date            to-date
                                                                  -------         --------           ---------
     Money Market Subaccount..................................     0.54%            1.55%              3.12%
     High-Grade Bond Subaccount...............................     1.80%            3.84%              6.95%
     High Yield Bond Subaccount...............................     2.88%           -3.42%             -1.95%
     Short-Term Corporate Subaccount..........................     1.35%            2.49%              5.14%
     Balanced Subaccount......................................     4.05%            6.59%             11.45%
     Diversified Value Subaccount.............................     8.63%            9.70%             23.20%
     Equity Income Subaccount.................................     3.94%            6.99%             14.42%
     Equity Index Subaccount..................................     0.48%           -7.88%             -8.80%
     Growth Subaccount........................................    -2.67%          -25.13%            -24.33%
     Mid-Cap Index Subaccount.................................     7.76%           -3.80%              7.80%
     REIT Index Subaccount....................................     6.89%            3.58%             11.32%
     Small Company Growth Subaccount..........................    11.05%           -3.64%             -2.20%
     International Subaccount.................................     4.55%           -0.64%            -10.16%

     All total return figures reflect the deduction of the administrative charge, and the mortality and expense risk charge. The SEC requires that an assumption be made that the Contract Owner surrenders the entire Contract at the end of the 1-, 5- and 10-year periods (or, if less, up to the life of the Subaccount) for which performance is required to be calculated.

     Performance information for a Subaccount may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institutional Averages, or other indices that measure performance of a pertinent group of securities so that investors may compare a Subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely-used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and
(iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

     Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Accumulation Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolio of the Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

     Reports and marketing materials may, from time to time, include information concerning the rating of Peoples Benefit Life Insurance Company as determined by A.M. Best, Moody's, Standard & Poor's or other recognized rating services. Reports and promotional literature may also contain other information including
(i) the ranking of any Subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

                         ADDITIONAL PERFORMANCE MEASURES

Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return

     The Company may show Non-Standardized Cumulative Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods. The Company may also show Non-Standardized Average Annual Total Return (i.e., the average annual change in Accumulation Unit Value) with respect to one or more periods. For one year and periods less than one year, the Non- Standardized Cumulative Total Return and the Non-Standardized Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the Non-Standardized Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (see Fee Table in the Prospectus), the Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return also reflect these expenses. However, these percentages do not reflect the Annual Contract Maintenance Fee or Premium Taxes (if any), which, if included, would reduce the percentages reported by the Company.

                    Non-Standardized Cumulative Total Return
                          For Period Ending 12/31/2000

                                                                                                        Since
                                              Month-         Quarter-       6 Month-        One       Subaccount
                                              to-date         to-date        to-date        Year      Inception*
                                              -------        --------       --------       ------     ----------
     Money Market Subaccount................   0.54%           1.55%          3.12%         6.11%        53.55%
     High-Grade Bond Subaccount.............   1.80%           3.84%          6.95%        10.93%        92.37%
     High Yield Bond Subaccount.............   2.88%          -3.41%         -1.95%        -2.43%        25.79%
     Short-Term Corporate Subaccount........   1.35%           2.49%          5.14%         7.80%         9.74%
     Balanced Subaccount....................   4.05%           6.59%         11.46%         9.96%       205.41%
     Diversified Value Subaccount...........   8.63%           9.70%         23.20%        25.59%         8.79%
     Equity Income Subaccount...............   3.94%           6.99%         14.43%        10.95%       184.24%
     Equity Index Subaccount................   0.48%          -7.88%         -8.80%        -9.37%       310.52%
     Growth Subaccount......................  -2.67%         -25.13%        -24.33%       -20.31%       227.53%
     Mid-Cap Index Subaccount...............   7.76%          -3.80%          7.80%        17.55%        46.39%
     REIT Index Subaccount..................   6.89%           3.59%         11.32%        25.80%        22.50%
     Small Company Growth Subaccount........  11.05%          -3.64%         -2.19%        15.38%       118.72%
     International Subaccount...............   4.55%          -0.64%        -10.15%        -7.06%        88.34%

-------------
*Refer to "Subaccount Inception Dates" under the "PERFORMANCE INFORMATION" section of this Statement of Additional Information.

                  Non-Standardized Average Annual Total Returns
                          For Period Ending 12/31/2000

                                                                                                        Since
                                                                                                      Subaccount
                                                   One Year       Three Year        Five Year         Inception%
                                                   --------       ----------        ---------         ----------
     Money Market Subaccount...................      6.11%           5.34%             5.22%             4.54%
     High-Grade Bond Subaccount................     10.93%           5.85%             5.91%             7.00%
     High Yield Bond Subaccount................     -2.43%           1.20%               ---             5.14%
     Short-Term Corporate Subaccount...........      7.80%             ---               ---             5.03%
     Balanced Subaccount.......................      9.96%           8.45%            12.58%            12.32%
     Diversified Value Subaccount..............     25.59%             ---               ---             4.55%
     Equity Income Subaccount..................     10.95%           8.10%            14.83%            14.80%
     Equity Index Subaccount...................     -9.37%          11.90%            17.83%            15.72%
     Growth Subaccount.........................    -20.31%          10.87%            16.77%            16.97%
     Mid-Cap Index Subaccount..................     17.55%             ---               ---            22.34%
     REIT Index Subaccount.....................     25.80%             ---               ---            11.33%
     Small Company Growth Subaccount...........     15.38%          25.86%               ---            18.65%
     International Subaccount..................     -7.06%          11.17%            10.03%            10.10%

-------------
*Refer to "Subaccount Inception Dates" under the "PERFORMANCE INFORMATION" section of this Statement of Additional Information.

Non-Standardized Total Return Year-to-Date

     The Company may show Non-Standardized Total Return Year-to-Date as of a particular date, or simply Total Return YTD, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year. Total Return YTD figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Maintenance Fee or Premium Taxes (if any), which, if included, would reduce the percentages reported by the Company.

                                                              Total Return YTD
                                                              as of 12/31/2000
                                                              ----------------
     Money Market Subaccount............................            6.11%
     High-Grade Bond Subaccount.........................           10.93%
     High Yield Bond Subaccount.........................           -2.43%
     Short-Term Corporate Subaccount....................            7.80%
     Balanced Subaccount................................            9.96%
     Diversified Value Subaccount.......................           25.59%
     Equity Income Subaccount...........................           10.95%
     Equity Index Subaccount............................           -9.37%
     Growth Subaccount..................................          -20.31%
     Mid-Cap Index Subaccount...........................           17.55%
     REIT Index Subaccount..............................           25.80%
     Small Company Growth Subaccount....................           15.38%
     International Subaccount...........................           -7.06%

Non Standardized One Year Return

     The Company may show Non-Standardized One Year Return, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year (or date of inception, if during the relevant year) and ending at the end of such calendar year. One Year Return figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Maintenance Fee or Premium Taxes (if any), which if included would reduce the percentages reported by the Company.

                                                 2000       1999       1998       1997       1996
                                                 ----       ----       ----       ----       ----
     Money Market Subaccount.................    6.11%      4.80%      5.11%      5.10%      4.97%
     High-Grade Bond Subaccount..............   10.93%     -1.16%      8.18%      8.98%      3.08%
     High Yield Bond Subaccount..............   -2.43%      2.52%      3.63%     11.63%        ---
     Short-Term Corporate Subaccount.........    7.80%        ---        ---        ---        ---
     Balanced Subaccount.....................    9.96%      3.91%     11.62%     22.60%     15.68%
     Diversified Value Subaccount............   25.59%        ---        ---        ---        ---
     Equity Income Subaccount................   10.95%     -2.84%     17.16%     33.78%     18.13%
     Equity Index Subaccount.................   -9.37%     20.58%     28.21%     32.59%     22.27%
     Growth Subaccount.......................  -20.31%     21.97%     40.20%     26.12%     26.29%
     Mid-Cap Index Subaccount................   17.55%        ---        ---        ---        ---
     REIT Index Subaccount...................   25.80%        ---        ---        ---        ---
     Small Company Growth Subaccount.........   15.38%     60.76%      7.49%     12.80%        ---
     International Subaccount................   -7.06%     24.98%     18.36%      2.92%     14.05%

                                                 1995       1994       1993       1992
                                                 ----       ----       ----       ----
     Money Market Subaccount.................    5.34%      3.66%      2.47%      3.10%
     High-Grade Bond Subaccount..............   17.47%     -3.19%      8.92%      5.70%
     High Yield Bond Subaccount..............      ---        ---        ---        ---
     Short-Term Corporate Subaccount.........      ---        ---        ---        ---
     Balanced Subaccount.....................   31.76%     -1.13%     12.56%      6.59%
     Diversified Value Subaccount............      ---        ---        ---        ---
     Equity Income Subaccount................   38.19%     -1.76%        ---        ---
     Equity Index Subaccount.................   36.67%      0.61%      9.18%      6.77%
     Growth Subaccount.......................   37.62%      3.74%        ---        ---
     Mid-Cap Index Subaccount................      ---        ---        ---        ---
     REIT Index Subaccount...................      ---        ---        ---        ---
     Small Company Growth Subaccount.........      ---        ---        ---        ---
     International Subaccount................   15.31%        ---        ---        ---

                          SAFEKEEPING OF ACCOUNT ASSETS

     Title to assets of the Separate Account is held by the Company. The assets are kept physically segregated and held separate and apart from the Company's general account assets. Records are maintained of all purchases and redemptions of eligible Portfolio shares held by each of the Subaccounts.

               CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS

     The Portfolios may be made available to registered separate accounts offering variable annuity and variable life products of the Company or other insurance companies. Although the Company believes it is unlikely, a material conflict could arise between the interests of the Separate Account and one or more of the other participating separate accounts. In the event a material conflict does exist, the affected insurance companies agree to take any necessary steps, including removing their separate accounts from the Fund if required by law, to resolve the matter.

                                   THE COMPANY

     The Company is a direct subsidiary of Monumental Life Insurance Company, Capital Liberty, L.P., and Commonwealth General Corporation, which, respectively, have 76.3%, 20%, and 3.7% interests in the Company. Monumental Life Insurance Company is a direct subsidiary of Capital General Development Corporation and First AUSA Life Insurance Company, which, respectively, have 73.23% and 26.77% interests in Monumental Life Insurance Company. Monumental Life Insurance Company and Commonwealth General Corporation have, respectively, 99% and 1% interests in Capital Liberty, L.P. Commonwealth General Corporation is a wholly owned subsidiary of Transamerica Holding Company. Capital General Development Corporation is a wholly owned subsidiary of Commonwealth General Corporation. First AUSA Life Insurance Company is a wholly owned subsidiary of Transamerica Holding Company. Transamerica Holding Company is a wholly owned subsidiary of AEGON USA, Inc.

     The Company is a wholly owned indirect subsidiary of AEGON USA, Inc., which in turn is wholly owned by AEGON U.S. Holding Corporation, a wholly owned subsidiary of AEGON International N.V. AEGON International N.V. is a wholly owned subsidiary of AEGON N.V. Vereniging AEGON (a Netherlands membership association) has a 53.16% interest in AEGON N.V.

     The Company was formerly known as National Home Life Assurance Company, until July 1, 1995, when it changed its name to Providian Life and Health Insurance Company. On October 1, 1998, it changed its name to Peoples Benefit Life Insurance Company.

                                      TAXES

     The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Separate Account is not a separate entity from the Company and its operations form a part of the Company, the Separate Account will not be taxed separately as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the Accumulated Value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to the Company. The Company reserves the right to make a deduction for taxes should they be imposed with respect to such items in the future.

     Under present laws, the Company will incur state or local taxes in several states. If there is a change in state or local tax laws, the Company may make charges for such taxes. At present time, the Company does not charge the Contract Owner for these other taxes. If there is a change in state or local tax laws, charges for such taxes may be made. The Company does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Contracts. Based upon these expectations, no charge is currently being made to the Separate Account for corporate federal income taxes that may be attributable to the Separate Account.

     The Company will periodically review the question of a charge to the Separate Account for corporate federal income taxes related to the Separate Account. Such a charge may be made in future years for any federal income taxes the Company incurs. This might become necessary if the Company ultimately determines that its tax treatment is not what it currently believes it to be, if there are changes in the federal income tax treatment of annuities at the corporate level, or if there is a change in the Company's tax status. If the Company should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Contracts, the Accumulated Value of the Contract would be correspondingly adjusted by any provision or charge for such taxes.

                         STATE REGULATION OF THE COMPANY

     The Company is a stock life insurance company organized under the laws of Iowa, and is subject to regulation by the Iowa Insurance Division. An annual statement in a prescribed form is filed with Iowa Insurance Division on or before March 1 of each year covering the operations and reporting on the financial condition of the Company as of December 31 of the preceding calendar year. Periodically, the Iowa Insurance Division examines the financial condition of the Company, including the liabilities and reserves of the Separate Account.

                               RECORDS AND REPORTS

     All records and accounts relating to the Separate Account will be maintained by the Company or by its administrator, The Vanguard Group, Inc. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, the Company will mail to all Contract Owners at their last known address of record, at least semiannually, reports containing such information as may be required under that Act or by any other applicable law or regulation.

                                LEGAL PROCEEDINGS

     There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. The Company is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Account.

                                OTHER INFORMATION

     A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                              FINANCIAL STATEMENTS

     The audited financial statements of the subaccounts of the Separate Account which are available for investment by Vanguard Variable Annuity Plan Contract Owners as of December 31, 2000, including the Report of Independent Auditors thereon, are included in this Statement of Additional Information.

     The audited statutory-basis financial statements of the Company as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000, including the Report of Independent Auditors thereon, which are also included in this Statement of Additional Information, should be distinguished from the financial statements of subaccounts of the Separate Account which are available for investment by Vanguard Variable Annuity Plan Contract Owners and should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                             Financial Statements

                    Peoples Benefit Life Insurance Company
             Separate Account IV - Vanguard Variable Annuity Plan

                         Year ended December 31, 2000
                      with Report of Independent Auditors

                    Peoples Benefit Life Insurance Company
             Separate Account IV - Vanguard Variable Annuity Plan

                             Financial Statements


                         Year ended December 31, 2000



                                    Contents

Report of Independent Auditors........................................    1

Financial Statements

Balance Sheets........................................................    2
Statements of Operations..............................................    4
Statements of Changes in Contract Owners' Equity......................    6
Notes to Financial Statements.........................................   12


                         Report of Independent Auditors



The Board of Directors and Contract Owners of the Vanguard Variable Annuity Plan,
Peoples Benefit Life Insurance Company


We have audited the accompanying balance sheets of Peoples Benefit Life Insurance Company Separate Account IV (comprised of the Money Market, High-Grade Bond, Balanced, Equity Index, Growth, Equity Income, International, High Yield Bond, Small Company Growth, Mid-Cap Index, Short-Term Corporate, Diversified Value, and REIT Index subaccounts), which are available for investment by contract owners of the Vanguard Variable Annuity Plan, as of December 31, 2000, and the related statements of operations for the year then ended and changes in contract owners' equity for the periods indicated thereon. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2000, by correspondence with the mutual fund's transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Peoples Benefit Life Insurance Company Separate Account IV which are available for investment by contract owners of the Vanguard Variable Annuity Plan at December 31, 2000, and the results of their operations for the year then ended and changes in their contract owners' equity for the periods indicated thereon in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Des Moines, Iowa
February 2, 2001

                    Peoples Benefit Life Insurance Company
             Separate Account IV - Vanguard Variable Annuity Plan

                                Balance Sheets

                               December 31, 2000

                                  Money Market    High-Grade Bond
                                   Subaccount        Subaccount    Balanced Subaccount   Equity Index Subaccount  Growth Subaccount
                             -------------------------------------------------------------------------------------------------------
Assets
Cash                            $      2,462          $      2,269          $        585          $         3,757     $       6,242
Investments in mutual
 funds, at current market
 value:
 Vanguard Variable
  Insurance Fund:
  Money Market Portfolio         811,601,176                     -                     -                        -                 -
  High-Grade Bond Portfolio                -           352,663,389                     -                        -                 -
  Balanced Portfolio                       -                     -           509,190,595                        -                 -
  Equity Index Portfolio                   -                     -                     -            1,279,215,461                 -
  Growth Portfolio                         -                     -                     -                        -        903,236,818
  Equity Income Portfolio                  -                     -                     -                        -                 -
  International Portfolio                  -                     -                     -                        -                 -
  High Yield Bond Portfolio                -                     -                     -                        -                 -
  Small Company Growth                     -                     -                     -                        -                 -
   Portfolio
  Mid-Cap Index Portfolio                  -                     -                     -                        -                 -
  Short-Term Corporate                     -                     -                     -                        -                 -
   Portfolio
  Diversified Value                        -                     -                     -                        -                 -
   Portfolio
  REIT Index Portfolio                     -                     -                     -                        -                 -
                            -------------------------------------------------------------------------------------------------------
Total investments in mutual      811,601,176           352,663,389           509,190,595            1,279,215,461       903,236,060
 funds
                            -------------------------------------------------------------------------------------------------------
Total assets                    $811,603,638          $352,665,658          $509,191,180          $ 1,279,219,218     $ 903,243,060
                            =======================================================================================================

Liabilities and contract
 owners' equity
Liabilities:
 Contract terminations
  payable                       $          -          $          -          $          -          $             -     $           -
                            -------------------------------------------------------------------------------------------------------
Total liabilities                          -                     -                     -                        -                 -

Contract owners' equity:
 Deferred annuity contracts
  terminable by owners           811,603,638           352,665,658           509,191,180            1,279,219,218       903,243,060
                            -------------------------------------------------------------------------------------------------------
Total liabilities and
 contract owners' equity        $811,603,638          $352,665,658          $509,191,180           $1,279,219,218      $903,243,060
                            =======================================================================================================



See accompanying notes.



                                                 Small
  Equity                        High Yield      Company          Mid-Cap       Short-Term         Diversified
  Income      International         Bond         Growth           Index        Corporate             Value           REIT Index
Subaccount      Subaccount       Subaccount    Subaccount      Subaccount      Subaccount          Subaccount        Subaccount
------------------------------------------------------------------------------------------------------------------------------------
$        521     $           -    $        774     $      1,897    $      1,002    $      517        $     138          $      226



           -                 -               -                -               -             -                  -                 -
           -                 -               -                -               -             -                  -                 -
           -                 -               -                -               -             -                  -                 -
           -                 -               -                -               -             -                  -                 -
           -                 -               -                -               -             -                  -                 -
 320,113,455                 -               -                -               -             -                  -                 -
           -       324,459,243               -                -               -             -                  -                 -
           -                 -     122,539,161                -               -             -                  -                 -
           -                 -               -      426,126,147               -             -                  -                 -
           -                 -               -                -     197,432,249             -                  -                 -
           -                 -               -                -               -    65,844,155                  -                 -
           -                 -               -                -               -             -         63,207,932                 -
           -                 -               -                -               -             -                  -        51,141,290
----------------------------------------------------------------------------------------------------------------------------------
 320,113,455       324,459,243     122,539,161      426,126,147     197,432,249    65,844,155         63,207,932        51,141,290
----------------------------------------------------------------------------------------------------------------------------------
$320,113 976      $324,459,243    $122,539,935     $426,128,044    $197,433,251   $65,844,672        $63,208,070       $51,141,516
==================================================================================================================================



$          -      $        680  $            -     $          -    $          -   $         -        $         -       $         -
------------------------------------------------------------------------------------------------------------------------------------
           -               680               -                -               -             -                  -                 -



 320,113,976       324,458,563     122,539,935      426,128,044     197,433,251    65,844,672         63,208,070        51,141,516
----------------------------------------------------------------------------------------------------------------------------------

$320,113,976      $324,459,243    $122,539,935     $426,128,044    $197,433,251   $65,844,672        $63,208,070       $51,141,516
==================================================================================================================================

                     Peoples Benefit Life Insurance Company
              Separate Account IV - Vanguard Variable Annuity Plan

                            Statements of Operations

                          Year ended December 31, 2000



                                    Money          High-Grade
                                    Market            Bond             Balanced           Equity Index          Growth
                                  Subaccount       Subaccount         Subaccount           Subaccount          Subaccount
                                 ------------------------------------------------------------------------------------------
Net investment income
Income:
 Dividends                        48,422,947      $ 20,703,484       $ 47,311,761        $  27,366,826        $ 221,360,205
Expenses:
 Administrative, mortality
   and expense risk charge         2,889,657         1,167,210          1,853,434            5,316,209            4,210,356
                                 ------------------------------------------------------------------------------------------
Net investment income             45,533,290        19,536,274         45,458,327           22,050,617          217,149,849

Net realized and unrealized
   capital gain (loss) from
    investments
Net realized capital gain
 (loss) from sales of
 investments:
 Proceeds from sales             127,136,365        31,328,456         99,729,554          157,969,822           61,505,028
 Cost of investments sold        127,136,365        32,505,290         87,867,250           84,716,176           37,178,010
                                 ------------------------------------------------------------------------------------------
Net realized capital gain
 (loss) from sales of
 investments                               -        (1,176,834)        11,862,304           73,253,646           24,327,018


Net change in unrealized
 appreciation/depreciation of
 investments:
 Beginning of the period                   -       (13,986,899)        50,801,127          596,626,485          376,763,094
 End of the period                         -           220,189         37,929,239          366,930,932          (99,840,644)
                                -------------------------------------------------------------------------------------------
Net change in unrealized
 appreciation/depreciation of
 investments                               -        14,207,088        (12,871,888)        (229,695,553)        (476,603,738)
                                 ------------------------------------------------------------------------------------------
Net realized and
 unrealized capital gain
 (loss) from investments                   -        13,030,254         (1,009,584)        (156,441,907)        (452,276,720)
                                 ------------------------------------------------------------------------------------------
Increase (decrease) from
 operations                     $ 45,533,290      $ 32,566,528       $ 44,448,743        $(134,391,290)       $(235,126,871)
                                 ==========================================================================================

See accompanying notes.

                                                       Small
   Equity                             High Yield      Company         Mid-Cap          Short-Term         Diversified
   Income          International         Bond          Growth          Index           Corporate            Value         REIT Index
 Subaccount          Subaccount       Subaccount     Subaccount      Subaccount        Subaccount         Subaccount      Subaccount
------------------------------------------------------------------------------------------------------------------------------------
$27,809,821        $ 31,529,303      $ 12,192,580    $119,279,581    $13,553,861       $3,386,100        $ 1,003,894      $  609,123

  1,149,220           1,330,085           488,025       1,497,205        511,059          184,260            145,553         135,920
------------------------------------------------------------------------------------------------------------------------------------
 26,660,601          30,199,218        11,704,555     117,782,376     13,042,802        3,201,840            858,341         473,203




 83,492,547          46,899,969        28,759,519      35,470,401      2,599,601        4,618,183          6,994,315       3,783,553

 66,956,199          34,638,280        33,409,266      19,815,227      2,041,004        4,780,379          9,117,133       3,481,989
------------------------------------------------------------------------------------------------------------------------------------

 16,536,348          12,261,689        (4,649,747)     15,655,174        558,597         (162,196)        (2,122,818)        301,564



 63,792,185          83,304,710       (10,166,889)    102,425,500      7,205,750         (503,645)        (7,832,162)      (908,614)

 48,992,532          14,062,048       (20,479,206)      6,162,473     11,218,226          431,018          3,453,228       6,265,169
------------------------------------------------------------------------------------------------------------------------------------

(14,799,653)        (69,242,662)      (10,312,317)    (96,263,027)     4,012,476          934,663         11,285,390       7,173,783
------------------------------------------------------------------------------------------------------------------------------------

  1,736,695         (56,980,973)      (14,962,064)    (80,607,853)     4,571,073          772,467          9,162,572       7,475,347

$28,397,296        $(26,781,755)     $ (3,257,509)   $ 37,174,523    $17,613,875       $3,974,307        $10,020,913      $7,948,550
====================================================================================================================================

                     Peoples Benefit Life Insurance Company
              Separate Account IV - Vanguard Variable Annuity Plan

                Statements of Changes in Contract Owners' Equity

            Years ended December 31, 2000 and 1999, except as noted



                                           Money Market Subaccount                    High-Grade Bond Subaccount
                                 ----------------------------------------      -------------------------------------
                                          2000                1999                     2000               1999
                                 ----------------------------------------      -------------------------------------
Operations:
 Net investment income (loss)           $  45,533,290        $ 28,392,517            $ 19,536,274       $ 18,655,575
 Net realized capital gain (loss)                   -                   -              (1,176,834)          (122,459)
 Net change in unrealized
  appreciation/depreciation of
  investments                                       -                   -              14,207,088        (22,206,916)
                                 ----------------------------------------      -------------------------------------
Increase (decrease) from
 operations                                45,533,290          28,392,517              32,566,528         (3,673,800)


Contract transactions:
 Net contract purchase payments           209,577,982         242,500,329              25,822,308         43,607,289
 Transfer payments from (to)
  other subaccounts or general
  account                                   1,576,308         (72,193,810)                634,386        (36,777,353)
Contract terminations,
  withdrawals and other
  deductions                             (106,051,342)        (72,963,789)            (16,052,140)       (13,722,088)
Increase (decrease) from
 contract transactions                    105,102,948          97,342,730              10,404,554         (6,892,152)
                                 ----------------------------------------      -------------------------------------
Net increase (decrease) in
 contract owners' equity                  150,636,238         125,735,247              42,971,082        (10,565,952)
                                 ----------------------------------------      -------------------------------------
Contract owners' equity:
 Beginning of the period                  660,967,400         535,232,153             309,694,576        320,260,528
                                 ----------------------------------------      -------------------------------------
 End of the period                      $ 811,603,638        $660,967,400            $352,665,658       $309,694,576
                                 ========================================      =====================================


See accompanying notes.

        Balanced Subaccount                        Equity Index Subaccount                            Growth Subaccount
----------------------------------      ------------------------------------------      -------------------------------------------
     2000                 1999                       2000                 1999                       2000                  1999
----------------------------------      ------------------------------------------      -------------------------------------------
$  45,458,327         $ 44,627,054             $   22,050,617       $   22,233,076             $  217,149,849        $   48,514,315
   11,862,304           11,322,074                 73,253,646           13,583,668                 24,327,018            18,729,662


  (12,871,888)         (34,058,622)              (229,695,553)         208,202,407               (476,603,738)          124,701,452
----------------------------------      ------------------------------------------      -------------------------------------------

   44,448,743           21,890,506               (134,391,290)         244,019,151               (235,126,871)          191,945,429


   21,571,706           55,949,817                101,583,567          161,500,993                 77,407,136           114,447,793


  (83,760,279)         (70,729,641)              (118,574,417)          70,467,436                 27,454,907            49,500,989


  (28,745,871)         (26,287,059)               (75,417,411)         (54,986,421)               (72,133,286)          (47,409,967)
----------------------------------      ------------------------------------------      -------------------------------------------

  (90,934,444)         (41,066,883)               (92,408,261)         176,982,008                 32,728,757           116,538,815
----------------------------------      ------------------------------------------      -------------------------------------------

  (46,485,701)         (19,176,377)              (226,799,551)         421,001,159               (202,398,114)          308,484,244


  555,676,881          574,853,258              1,506,018,769        1,085,017,610              1,105,641,174           797,156,930
----------------------------------      ------------------------------------------      -------------------------------------------
 $509,191,180         $555,676,881             $1,279,219,218       $1,506,018,769             $  903,243,060        $1,105,641,174
==================================      ==========================================      ===========================================

                     Peoples Benefit Life Insurance Company
              Separate Account IV - Vanguard Variable Annuity Plan

          Statements of Changes in Contract Owners' Equity (continued)



                                          Equity Income Subaccount                    International Subaccount
                                 ---------------------------------------      --------------------------------------
                                          2000                1999                     2000               1999
                                 ---------------------------------------      --------------------------------------
Operations:
 Net investment income (loss)           $ 26,660,601        $ 11,034,056             $ 30,199,218       $ 10,002,803
 Net realized capital gain (loss)         16,536,348          15,481,278               12,261,689          4,366,255
 Net change in unrealized
  appreciation/depreciation of
  investments                            (14,799,653)        (37,839,937)             (69,242,662)        47,408,164
                                 ---------------------------------------      --------------------------------------
Increase (decrease) from
 operations                               28,397,296         (11,324,603)             (26,781,755)        61,777,222


Contract transactions:
 Net contract purchase payments           14,439,095          50,573,106               30,054,766         26,385,990
 Transfer payments from (to)
  other subaccounts or general
  account                                (72,262,099)        (63,458,331)              15,072,154          7,518,460
                                  ---------------------------------------      --------------------------------------
 Contract terminations,
  withdrawals and other
  deductions                             (17,668,784)        (14,844,242)             (17,516,895)        (8,358,128)
                                  ---------------------------------------      --------------------------------------
Increase (decrease) from
 contract transactions                   (75,491,788)        (27,729,467)              27,610,025         25,546,322
                                  ---------------------------------------      --------------------------------------
Net increase (decrease) in
 contract owners' equity                 (47,094,492)        (39,054,070)                 828,270         87,323,544


Contract owners' equity:
 Beginning of the period                 367,208,468         406,262,538              323,630,293        236,306,749
                                 ---------------------------------------      --------------------------------------
 End of the period                      $320,113,976        $367,208,468             $324,458,563       $323,630,293
                                 =======================================      ======================================


See accompanying notes.



(1)  Commencement of operations, February 8, 1999.

                                                      Small Company                                Mid-Cap Index
     High Yield Bond Subaccount                     Growth Subaccount                              Subaccount (1)
-----------------------------------      -------------------------------------      -----------------------------------------
    2000                 1999                    2000               1999                      2000                 1999
-----------------------------------      -------------------------------------      -----------------------------------------
$  11,704,555          $ 11,554,294            $117,782,376       $    277,646              $ 13,042,802          $ 1,125,101
   (4,649,747)           (2,161,780)             15,655,174          1,442,899                   558,597              108,299


   (10,312,317)          (6,072,875)            (96,263,027)        88,923,122                 4,012,476            7,205,750
-----------------------------------      -------------------------------------      -----------------------------------------

    (3,257,509)           3,319,639              37,174,523         90,643,667                17,613,875            8,439,150


    13,305,370           26,655,624              35,698,134         21,467,829                27,177,036           16,525,650


   (17,813,602)         (22,354,634)            110,566,552         23,746,251                89,469,493           48,879,994


    (7,916,142)          (5,434,993)            (24,169,226)        (8,622,599)               (8,382,176)          (2,289,771)
-----------------------------------      -------------------------------------      -----------------------------------------

   (12,424,374)          (1,134,003)            122,095,460         36,591,481               108,264,353           63,115,873
-----------------------------------      -------------------------------------      -----------------------------------------

   (15,681,883)           2,185,636             159,269,983        127,235,148               125,878,228           71,555,023


   138,221,818          136,036,182             266,858,061        139,622,913                71,555,023                    -
-----------------------------------      -------------------------------------      -----------------------------------------
  $122,539,935         $138,221,818            $426,128,044       $266,858,061              $197,433,251          $71,555,023
===================================      =====================================      =========================================

                     Peoples Benefit Life Insurance Company
              Separate Account IV - Vanguard Variable Annuity Plan

          Statements of Changes in Contract Owners' Equity (continued)



                                                                  Short-Term Corporate Subaccount (1)
                                                             ------------------------------------------
                                                                        2000                  1999
                                                             ------------------------------------------
Operations:
 Net investment income (loss)                                         $ 3,201,840           $ 1,056,450
 Net realized capital gain (loss)                                        (162,196)              (65,219)
 Net change in unrealized appreciation/depreciation of
  investments                                                             934,663              (503,645)
                                                              ------------------------------------------
Increase (decrease) from operations                                     3,974,307               487,586

Contract transactions:
 Net contract purchase payments                                        15,642,206            10,329,332
 Transfer payments from (to) other subaccounts or general
  account                                                              16,993,074            22,305,462
 Contract terminations, withdrawals and other deductions               (2,984,969)             (902,326)
                                                             ------------------------------------------
Increase (decrease) from contract transactions                         29,650,311            31,732,468
                                                             ------------------------------------------
Net increase (decrease) in contract owners' equity                     33,624,618            32,220,054

Contract owners' equity:
 Beginning of the period                                               32,220,054                     -
                                                             ------------------------------------------
 End of the period                                                    $65,844,672           $32,220,054
                                                             ==========================================



See accompanying notes.



(1)  Commencement of operations, February 8, 1999.

              Diversified Value                                   REIT Index
               Subaccount (1)                                   Subaccount (1)
--------------------------------------------      ---------------------------------------
      2000                          1999                     2000                1999
--------------------------------------------      ---------------------------------------
$     858,341                    $   388,024         $        473,203         $   (54,245)
   (2,122,818)                    (1,311,738)                 301,564             (33,724)

   11,285,390                     (7,832,162)               7,173,783            (908,614)
--------------------------------------------      ---------------------------------------
   10,020,913                     (8,755,876)               7,948,550            (996,583)


   10,053,249                     12,938,084                8,097,363           7,084,977

   16,235,646                     26,955,600               14,757,103          16,380,852
   (2,526,831)                    (1,712,715)              (1,876,878)           (253,868)
--------------------------------------------      ---------------------------------------
   23,762,064                     38,180,969               20,977,588          23,211,961
--------------------------------------------      ---------------------------------------
   33,782,977                     29,425,093               28,926,138          22,215,378


   29,425,093                              -               22,215,378                   -
--------------------------------------------      ---------------------------------------
  $63,208,070                    $29,425,093              $51,141,516         $22,215,378
============================================      =======================================

                     Peoples Benefit Life Insurance Company
              Separate Account IV - Vanguard Variable Annuity Plan

                         Notes to Financial Statements

                               December 31, 2000



1. Organization and Summary of Significant Accounting Policies

Organization of the Account

Peoples Benefit Life Insurance Company Separate Account IV (the "Mutual Fund Account") is a segregated investment account of Peoples Benefit Life Insurance Company ("PBL"), an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of thirteen investment subaccounts which invest exclusively in shares of a corresponding portfolio of the Vanguard Variable Insurance Fund (the "Series Fund"), an open-end diversified investment company offered by The Vanguard Group, Inc. ("Vanguard"). Activity in these thirteen investment subaccounts is available to contract owners of the Vanguard Variable Annuity Plan.

Investments

Net purchase payments received by the Mutual Fund Account for the Vanguard Variable Annuity Plan are invested in the portfolios of the Series Fund, as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2000.

Realized capital gains and losses from sale of shares in the Series Fund are determined on a first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from the investments in the Series Fund are credited or charged to contract owners' equity.

Dividend Income

Dividends received from the Series Fund investments are reinvested to purchase additional mutual fund shares.

                     Peoples Benefit Life Insurance Company
              Separate Account IV - Vanguard Variable Annuity Plan

                   Notes to Financial Statements (continued)



2. Investments

A summary of the mutual fund investments at December 31, 2000 follows:

                                     Number of Shares       Net Asset            Market
                                           Held          Value Per Share         Value                Cost
                                    ------------------------------------------------------------------------------
 Money Market Portfolio                811,601,175.570           $ 1.0000      $  811,601,176      $  811,601,176
 High-Grade Bond Portfolio              33,295,888.247            10.5918         352,663,389         352,443,200
 Balanced Portfolio                     31,315,149.586            16.2602         509,190,595         471,261,356
 Equity Index Portfolio                 37,631,953.268            33.9928       1,279,215,461         912,284,529
 Growth Portfolio                       42,842,762.168            21.0826         903,236,818       1,003,077,462
 Equity Income Portfolio                15,606,003.030            20.5122         320,113,455         271,120,923
 International Portfolio                21,351,621.650            15.1960         324,459,243         310,397,195
 High Yield Bond Portfolio              14,406,033.398             8.5061         122,539,161         143,018,367
 Small Company Growth Portfolio         27,384,591.214            15.5608         426,126,147         419,963,674
 Mid-Cap Index Portfolio                14,841,070.795            13.3031         197,432,249         186,214,023
 Short-Term Corporate Portfolio          6,720,505.759             9.7975          65,844,155          65,413,137
 Diversified Value Portfolio             5,973,607.177            10.5812          63,207,932          59,754,704
 REIT Index Portfolio                    4,248,003.574            12.0389          51,141,290          44,876,121

The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                             Period ended December 31
                                                2000                                         1999
                              ----------------------------------------     ----------------------------------------
                                    Purchases             Sales                  Purchases             Sales
                              ----------------------------------------     ----------------------------------------
 Money Market Portfolio               $277,770,415        $127,136,365             $232,665,769        $106,930,520
 High-Grade Bond Portfolio              61,262,710          31,328,456               59,925,010          48,156,894
 Balanced Portfolio                     54,252,428          99,729,554               67,892,625          64,331,956
 Equity Index Portfolio                 87,606,971         157,969,822              230,595,313          31,378,121
 Growth Portfolio                      311,377,243          61,505,028              213,866,973          48,813,316
 Equity Income Portfolio                34,660,575          83,492,547               42,470,854          59,165,457
 International Portfolio               104,709,861          46,899,969               60,714,029          25,165,158
 High Yield Bond Portfolio              28,038,402          28,759,519               41,616,926          31,195,462
 Small Company Growth
  Portfolio                            275,345,535          35,470,401               59,864,183          22,995,522
 Mid-Cap Index Portfolio               123,905,614           2,599,601               65,367,279           1,126,165
 Short-Term Corporate
  Portfolio                             37,469,635           4,618,183               35,982,770           3,193,670
 Diversified Value Portfolio            31,614,505           6,994,315               53,085,407          14,516,337
 REIT Index Portfolio                   25,234,098           3,783,553               25,107,941           1,950,205

                     Peoples Benefit Life Insurance Company
              Separate Account IV - Vanguard Variable Annuity Plan

                   Notes to Financial Statements (continued)



3. Contract Owners' Equity

A summary of deferred annuity contracts terminable by owners at December 31, 2000 follows:

                                             Accumulation Units    Accumulation Unit           Total
                Subaccount                         Owned                 Value             Contract Value
------------------------------------------------------------------------------------------------------------
 Money Market                                    528,543,319.950            $ 1.535548        $  811,603,638
 High-Grade Bond                                  18,332,256.082             19.237439           352,665,658
 Balanced                                         16,672,497.573             30.540786           509,191,180
 Equity Index                                     31,161,202.572             41.051664         1,279,219,218
 Growth                                           27,577,044.124             32.753440           903,243,060
 Equity Income                                    11,262,265.643             28.423586           320,113,976
 International                                    17,226,975.738             18.834331           324,458,563
 High Yield Bond                                   9,741,777.955             12.578806           122,539,935
 Small Company Growth                             19,483,059.626             21.871721           426,128,044
 Mid-Cap Index                                    13,485,676.037             14.640219           197,433,251
 Short-Term Corporate                              6,000,306.714             10.973551            65,844,672
 Diversified Value                                 5,810,191.707             10.878827            63,208,070
 REIT Index                                        4,174,363.053             12.251334            51,141,516

A summary of changes in contract owners' account units follows:

                                                              Money            High-Grade
                                                              Market              Bond             Balanced
                                                            Subaccount         Subaccount         Subaccount
                                                      --------------------------------------------------------
 Units outstanding at January 1, 1999                         387,603,062         18,252,488        21,507,007
 Units purchased                                              172,106,887          2,509,166         2,027,638
 Units redeemed and transferred                              (102,974,216)        (2,904,242)       (3,527,313)
                                                      --------------------------------------------------------
 Units outstanding at December 31, 1999                       456,735,733         17,857,412        20,007,332
 Units purchased                                              140,719,547          1,426,591           775,825
 Units redeemed and transferred                               (68,911,960)          (951,747)       (4,110,659)
                                                      --------------------------------------------------------
 Units outstanding at December 31, 2000                       528,543,320         18,332,256        16,672,498
                                                      ========================================================

                     Peoples Benefit Life Insurance Company
              Separate Account IV - Vanguard Variable Annuity Plan

                   Notes to Financial Statements (continued)

3. Contract Owners' Equity (continued)

                                                               Equity                              Equity
                                                               Index             Growth            Income
                                                             Subaccount        Subaccount         Subaccount
                                                        ------------------------------------------------------
 Units outstanding at January 1, 1999                          28,883,542        23,656,408         15,409,102
 Units purchased                                                3,975,194         3,244,146          1,883,801
 Units redeemed and transferred                                   388,413              (227)        (2,958,551)
                                                        ------------------------------------------------------
 Units outstanding at December 31, 1999                        33,247,149        26,900,327         14,334,352
 Units purchased                                                2,317,457         1,890,330            568,752
 Units redeemed and transferred                                (4,403,403)       (1,213,613)        (3,640,838)
                                                        ------------------------------------------------------
 Units outstanding at December 31, 2000                        31,161,203        27,577,044         11,262,266
                                                        ======================================================

                                                                                                   Small
                                                                                                  Company
                                                            International    High Yield Bond       Growth
                                                             Subaccount         Subaccount       Subaccount
                                                         ------------------------------------------------------
 Units outstanding at January 1, 1999                           14,563,557        10,817,255        11,840,740
 Units purchased                                                 1,548,211         2,092,419         1,689,523
 Units redeemed and transferred                                   (141,740)       (2,188,497)          547,126
                                                        ------------------------------------------------------
 Units outstanding at December 31, 1999                         15,970,028        10,721,177        14,077,389
 Units purchased                                                 1,489,577         1,039,999         1,669,808
 Units redeemed and transferred                                   (232,629)       (2,019,398)        3,735,863
                                                        ------------------------------------------------------
 Units outstanding at December 31, 2000                         17,226,976         9,741,778        19,483,060
                                                        ======================================================

                                                                Short-Term       Diversified
                                             Mid-Cap Index       Corporate          Value         REIT Index
                                               Subaccount       Subaccount       Subaccount       Subaccount
                                           ---------------------------------------------------------------------
 Units outstanding at January 1, 1999                      -                -                -                -
 Units purchased                                   1,484,592        1,027,546        1,264,202          702,309
 Units redeemed and transferred                    4,260,963        2,137,594        2,132,707        1,579,071
                                          ---------------------------------------------------------------------
 Units outstanding at December 31, 1999            5,745,555        3,165,140        3,396,909        2,281,380
 Units purchased                                   1,955,415        1,495,708        1,082,835          745,889
 Units redeemed and transferred                    5,784,706        1,339,459        1,330,448        1,147,094
                                          ---------------------------------------------------------------------
 Units outstanding at December 31, 2000           13,485,676        6,000,307        5,810,192        4,174,363
                                          =====================================================================

                     Peoples Benefit Life Insurance Company
              Separate Account IV - Vanguard Variable Annuity Plan

                   Notes to Financial Statements (continued)



4. Administrative, Mortality and Expense Risk Charge

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for PBL's assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the combined net assets of the Series Fund attributable to the Mutual Fund Account and Separate Account B of AUSA Life Insurance Company, Inc. ("AUSA"), an affiliate of PBL. The annual rate is .30% on the first $2.5 billion of combined net assets in the Series Fund, is reduced to .28% when combined net assets in the Series Fund exceed $2.5 billion, and is further reduced to .27% when combined net assets in the Series Fund exceed $5 billion.

An administrative charge of .10% annually is deducted from the unit values of the subaccounts of the Mutual Fund Account. This charge is assessed daily by PBL, based on the net assets of the Series Fund attributable to the Mutual Fund Account and Separate Account B of AUSA. Additionally, an annual maintenance fee of $25 per contract is charged for contracts valued at less than $25,000 at the time of initial purchase and on the last business day of each year. The maintenance fee is deducted proportionately from the contract's accumulated value. These deductions represent reimbursement to Vanguard for the costs expected to be incurred for issuing and maintaining each contract and the Mutual Fund Account.


5. Taxes

Operations of the Mutual Fund Account form a part of PBL which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Mutual Fund Account are accounted for separately from other operations of PBL for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PBL. Under existing federal income tax laws, the income of the Mutual Fund Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to PBL.

                     Financial Statements - Statutory Basis

                     Peoples Benefit Life Insurance Company

                  Years ended December 31, 2000, 1999 and 1998
                       with Report of Independent Auditors

                     Peoples Benefit Life Insurance Company

                     Financial Statements - Statutory Basis

                  Years ended December 31, 2000, 1999 and 1998






                                    Contents

Report of Independent Auditors.................................................1

Audited Financial Statements

Balance Sheets - Statutory Basis...............................................3
Statements of Operations - Statutory Basis.....................................5
Statements of Changes in Capital and Surplus - Statutory Basis.................6
Statements of Cash Flow - Statutory Basis......................................7
Notes to Financial Statements - Statutory Basis................................8


Statutory-Basis Financial Statement Schedules

Summary of Investments - Other Than Investments in
   Related Parties............................................................31
Supplementary Insurance Information...........................................32
Reinsurance...................................................................34

                         Report of Independent Auditors






The Board of Directors
Peoples Benefit Life Insurance Company


We have audited the accompanying statutory-basis balance sheets of Peoples Benefit Life Insurance Company, an indirect wholly-owned subsidiary of AEGON N.V., as of December 31, 2000 and 1999, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2000. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Peoples Benefit Life Insurance Company at December 31, 2000 and 1999, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2000.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Peoples Benefit Life Insurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2000, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

/s/ Ernst & Young LLP

Des Moines, Iowa
February 15, 2001

                     Peoples Benefit Life Insurance Company

                        Balance Sheets - Statutory Basis
                (Dollars in thousands, except per share amounts)


                                                                          December 31
                                                                      2000            1999
                                                               ---------------------------------
Admitted assets
Cash and invested assets:
   Cash and short-term investments                               $    151,922     $    174,117
   Bonds                                                            3,353,083        3,219,493
   Stocks:
     Preferred                                                         99,754          160,990
     Common (cost: 2000 - $206,802; 1999 - $180,645)                  208,711          201,185
     Common stocks sold, but not yet purchased
       [cost: 2000 - $(169,780); 1999 - $(137,497)]                  (116,725)        (147,374)
     Affiliated entity (cost: 2000 - $202,706;
       1999 - $202,606)                                               564,103          515,075
   Mortgage loans on real estate                                    1,696,380        1,933,540
   Real estate                                                          7,029            7,605
   Policy loans                                                       165,450          159,161
   Other invested assets                                              258,898          316,696
                                                               ---------------------------------
Total cash and invested assets                                      6,388,605        6,540,488

Premiums deferred and uncollected                                      40,631           45,553
Accrued investment income                                              62,042           64,418
Receivable from affiliates                                             73,368           42,290
Federal income taxes recoverable                                            -            2,709
Transfers to separate accounts due or accrued                           7,167            3,781
Other assets                                                           36,627           20,577
Separate account assets                                             6,875,688        6,505,330







                                                               ---------------------------------
Total admitted assets                                            $ 13,484,128     $ 13,225,146
                                                               =================================



                                                                                        December 31
                                                                                    2000           1999
                                                                              ------------------------------
Liabilities and capital and surplus
Liabilities:
   Aggregate reserves for policies and contracts:
     Life                                                                       $ 1,138,729    $ 1,099,807
     Annuity                                                                      2,491,651      2,840,176
     Accident and health                                                             79,926         79,058
   Policy and contract claim reserves:
     Life                                                                            25,210         27,588
     Accident and health                                                             29,271         33,522
   Policyholder contract deposits                                                 1,455,290      1,224,174
   Other policyholders' funds                                                       568,954        514,060
   Remittances and items not allocated                                                4,192          6,814
   Asset valuation reserve                                                          198,086        163,728
   Interest maintenance reserve                                                       1,808         10,502
   Net short-term notes payable to affiliates                                        19,700        104,500
   Payable for securities                                                             1,755              -
   Federal income taxes payable                                                       6,808              -
   Other liabilities                                                                 72,837         84,459
   Separate account liabilities                                                   6,875,688      6,505,330
                                                                              ------------------------------
Total liabilities                                                                12,969,905     12,693,718

Commitments and contingencies (Note 9)

Capital and surplus:
   Common stock, $11 par value, 1,145,000 shares authorized, issued
     and outstanding                                                                 12,595         12,595
   Preferred stock, $11 par value, $240 liquidation value, 2,290,000
     shares authorized, issued and outstanding                                       25,190         25,190
   Paid-in surplus                                                                    2,583          2,583
   Unassigned surplus                                                               473,855        491,060
                                                                              ------------------------------
Total capital and surplus                                                           514,223        531,428
                                                                              ------------------------------
Total liabilities and capital and surplus                                       $13,484,128    $13,225,146
                                                                              ==============================


See accompanying notes.

                     Peoples Benefit Life Insurance Company

                   Statements of Operations - Statutory Basis
                             (Dollars in thousands)


                                                                                            Year ended December 31
                                                                                    2000             1999             1998
                                                                              -------------------------------------------------
Revenues:
   Premiums and other considerations, net of reinsurance:
     Life                                                                       $   169,219      $   171,343      $   165,442
     Annuity                                                                      1,703,944        1,358,289        1,584,173
     Accident and health                                                            134,058          132,842          133,490
   Net investment income                                                            406,413          451,064          512,102
   Amortization of interest maintenance reserve                                       7,095            8,274            7,046
   Commissions and expense allowances on reinsurance ceded
                                                                                      6,025            5,474            4,542
   Separate account fee income                                                       26,736           23,824           19,494
   Other                                                                              1,893            3,659           (9,666)
                                                                              -------------------------------------------------
                                                                                  2,455,383        2,154,769        2,416,623
Benefits and expenses:
   Benefits paid or provided for:
     Life benefits                                                                  106,613          189,648          207,521
     Surrender benefits                                                           1,249,431        1,453,339        1,338,387
     Accident and health benefits                                                    72,339           75,768           75,372
     Other benefits                                                                 227,348           95,045           89,301
     Increase (decrease) in aggregate reserves for policies
       and contracts:
       Life                                                                          25,687          (14,358)         (27,717)
       Annuity                                                                     (348,513)        (285,876)        (210,997)
       Accident and health                                                              686           (2,734)          (2,347)
       Other                                                                        253,298         (524,156)          32,453
                                                                              -------------------------------------------------
                                                                                  1,586,889          986,676        1,501,973
   Insurance expenses:
     Commissions                                                                     39,456           34,986           46,200
     General insurance expenses                                                      71,439           97,381           75,102
     Taxes, licenses and fees                                                        11,847            8,705            8,037
     Net transfers to separate accounts                                             611,475          889,687          652,622
     Other expenses                                                                  30,868           15,249              199
                                                                              -------------------------------------------------
                                                                                    765,085        1,046,008          782,160
                                                                              -------------------------------------------------
                                                                                  2,351,974        2,032,684        2,284,133
                                                                              -------------------------------------------------
Gain from operations before federal income tax expense and
   net realized capital gains (losses) on investments                               103,409          122,085          132,490
Federal income tax expense                                                           11,864           37,277           32,960
                                                                              -------------------------------------------------
Gain from operations before net realized capital gains
   (losses) on investments                                                           91,545           84,808           99,530

Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to
   (from) interest maintenance reserve)                                              (5,728)           4,230           27,621
                                                                              -------------------------------------------------
Net income                                                                      $    85,817      $    89,038      $   127,151
                                                                              =================================================


See accompanying notes.

                     Peoples Benefit Life Insurance Company

         Statements of Changes in Capital and Surplus - Statutory Basis
                             (Dollars in thousands)


                                                                                                                      Total
                                                         Common       Preferred       Paid-in      Unassigned      Capital and
                                                         Stock          Stock         Surplus        Surplus         Surplus
                                                     --------------------------------------------------------------------------
Balance at January 1, 1998                             $  12,595      $  25,190      $   2,583      $ 589,903       $ 630,271
   Net income                                                  -              -              -        127,151         127,151
   Change in net unrealized capital
     gains/losses                                              -              -              -        (15,584)        (15,584)
   Change in non-admitted assets                               -              -              -          9,324           9,324
   Change in liability for reinsurance in
     unauthorized companies                                    -              -              -            (27)            (27)
   Change in asset valuation reserve                           -              -              -        (25,363)        (25,363)
   Change in surplus in separate accounts                      -              -              -          3,581           3,581
   Dividends to stockholders                                   -              -              -       (160,000)       (160,000)
   Tax benefits on stock options exercised                     -              -              -          4,119           4,119
                                                     --------------------------------------------------------------------------
Balance at December 31, 1998                              12,595         25,190          2,583        533,104         573,472
   Net income                                                  -              -              -         89,038          89,038
   Change in net unrealized capital
     gains/losses                                              -              -              -         44,119          44,119
   Change in non-admitted assets                               -              -              -          8,328           8,328
   Change in liability for reinsurance in
     unauthorized companies                                    -              -              -             19              19
   Change in asset valuation reserve                           -              -              -        (28,900)        (28,900)
   Change in surplus in separate accounts                      -              -              -         (3,854)         (3,854)
   Dividends to stockholders                                   -              -              -       (160,000)       (160,000)
   Tax benefits on stock options exercised                     -              -              -          5,629           5,629
   Other                                                       -              -              -          3,577           3,577
                                                     --------------------------------------------------------------------------
Balance at December 31, 1999                              12,595         25,190          2,583        491,060         531,428
   Net income                                                  -              -              -         85,817          85,817
   Change in net unrealized capital
     gains/losses                                              -              -              -         53,236          53,236
   Change in non-admitted assets                               -              -              -         (2,932)         (2,932)
   Change in liability for reinsurance in
     unauthorized companies                                    -              -              -              8               8
   Change in asset valuation reserve                           -              -              -        (34,358)        (34,358)
   Dividends to stockholders                                   -              -              -       (120,000)       (120,000)
   Tax benefits on stock options exercised                     -              -              -          1,368           1,368
   Other                                                       -              -              -           (344)           (344)
                                                     --------------------------------------------------------------------------
Balance at December 31, 2000                           $  12,595      $  25,190      $   2,583      $ 473,855       $ 514,223
                                                     ==========================================================================


See accompanying notes.

                     Peoples Benefit Life Insurance Company

                    Statements of Cash Flow - Statutory Basis
                             (Dollars in thousands)


                                                                                         Year ended December 31
                                                                              2000                 1999                 1998
                                                                        ---------------------------------------------------------
Operating activities
Premiums and other considerations, net of reinsurance                     $ 2,016,610          $ 1,700,093          $ 1,884,760
Net investment income                                                         408,946              469,515              529,718
Life claims                                                                  (108,984)            (192,568)            (198,317)
Surrender benefits and other fund withdrawals                              (1,249,431)          (1,453,339)          (1,338,387)
Disability benefits under accident and health policies                        (76,590)             (71,800)             (73,604)
Other benefits to policyholders                                              (195,096)             (94,512)             (89,304)
Commissions, other expenses and other taxes                                  (150,732)            (139,867)            (136,417)
Net transfers to separate accounts                                           (584,745)            (865,863)            (633,128)
Federal income taxes, excluding tax on capital gains                             (979)             (22,200)             (40,998)
Other, net                                                                    (51,896)            (145,568)              78,339
                                                                        ---------------------------------------------------------
Net cash provided by (used in) operating activities                             7,103             (816,109)             (17,338)

Investing activities
Proceeds from investments sold, matured or repaid:
   Bonds and preferred stocks                                               1,788,570            2,402,706            2,370,321
   Common stocks                                                               92,695              369,991              275,513
   Mortgage loans on real estate                                              311,269              368,121              732,217
   Real estate                                                                  1,373                3,645                7,733
   Policy loans, net                                                                -                    -                  727
   Other                                                                       86,702               19,222               51,375
                                                                        ---------------------------------------------------------
                                                                            2,280,609            3,163,685            3,437,886
Cost of investments acquired:
   Bonds and preferred stocks                                              (1,899,094)          (1,411,300)          (2,316,926)
   Common stocks                                                              (81,840)            (490,887)            (293,534)
   Mortgage loans on real estate                                              (80,776)            (265,166)            (485,488)
   Real estate                                                                   (995)              (7,572)                   -
   Policy loans, net                                                           (6,289)              (4,458)                   -
   Other                                                                      (36,113)             (29,650)            (118,648)
                                                                        ---------------------------------------------------------
                                                                           (2,105,107)          (2,209,033)          (3,214,596)
                                                                        ---------------------------------------------------------
Net cash provided by investing activities                                     175,502              954,652              223,290

Financing activities
Issuance (repayment) of short-term intercompany notes
   payable, net                                                               (84,800)               2,207              102,293
Dividends paid to stockholders                                               (120,000)            (160,000)            (160,000)
Other                                                                               -                    -                    -
                                                                        ---------------------------------------------------------
Net cash used in financing activities                                        (204,800)            (157,793)             (57,707)
                                                                        ---------------------------------------------------------
Increase (decrease) in cash and short-term investments                        (22,195)             (19,250)             148,245

Cash and short-term investments at beginning of year                          174,117              193,367               45,122
                                                                        ---------------------------------------------------------
Cash and short-term investments at end of year                            $   151,922          $   174,117          $   193,367
                                                                        =========================================================


See accompanying notes.

                     Peoples Benefit Life Insurance Company

                Notes to Financial Statements - Statutory Basis
                             (Dollars in thousands)

                               December 31, 2000



1. Organization and Summary of Significant Accounting Policies

Organization

Peoples Benefit Life Insurance Company (the "Company") is a stock life and health insurance company. The Company is directly owned by Monumental Life Insurance Company 76%, Capital Liberty Limited Partnership ("CLLP") 20%, and Commonwealth General Corporation 4%. CLLP also owns 100% of the preferred stock of the Company. Each of these companies are indirect wholly-owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands. The Company wholly owns an insurance subsidiary, Veterans Life Insurance Company.

Nature of Operations

The Company sells and services life and accident and health insurance products, primarily utilizing direct response methods, such as television, telephone, mail and third-party programs to reach low to middle-income households nationwide. The Company also sells and services group and individual accumulation products, primarily utilizing brokers, fund managers, financial planners, stock brokerage firms and a mutual fund.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Significant estimates and assumptions are utilized in the calculation of aggregate policy reserves, policy and contract claim reserves, guaranty fund assessment accruals and valuation allowances on investments. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the financial statements.

The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa ("Insurance Department"), which practices differ in some respects from accounting principles generally accepted in the United States. The more significant of these differences are as follows:
(a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications;
(b) common stocks sold but not yet purchased are reported as liabilities for GAAP purposes; (c) acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)




1. Organization and Summary of Significant Accounting Policies (continued)

policies or over the estimated gross profit stream; (d) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (e) certain separate accounts provide policyholders with a guaranteed return; these separate accounts are included in the general account assets and liabilities for GAAP purposes due to the nature of the guaranteed return; (f) policy reserves on certain investment products use discounting methodologies based on statutory interest rates rather than full account values; (g) reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet; (h) deferred income taxes are not provided for the difference between the financial statement and income tax bases of assets and liabilities;
(i) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (j) potential declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability), changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (k) certain assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (l) revenues for universal life and investment products consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (m) pension expense is recorded as amounts are paid; (n) adjustments to federal income taxes of prior years are charged or credited directly to unassigned surplus, rather than reported as a component of expense in the statement of operations; (o) a liability is established for "unauthorized reinsurers" and changes in this liability are charged or credited directly to unassigned surplus; and (p) the financial statements of wholly-owned affiliates are not consolidated with those of the Company. The effects of these variances have not been determined by the Company but are presumed to be material.

The National Association of Insurance Commissioners ("NAIC") has revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. The State of Iowa has adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The cumulative effect of changes in accounting principles adopted to conform to the revised Accounting Practices and Procedures Manual will be reported as an adjustment to surplus as of January 1, 2001. Management believes the effect of these changes will not result in a significant reduction in the Company's statutory-basis capital and surplus as of adoption.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)




1. Organization and Summary of Significant Accounting Policies (continued)

Cash and Short-Term Investments

For purposes of the statements of cash flow, the Company considers all highly liquid investments with remaining maturities of one year or less when purchased to be short-term investments.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accretion of discounts. Amortization is computed using methods which result in a level yield over the expected life of the security. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated companies, which include shares of mutual funds, are carried at market. Common stocks sold but not yet purchased are carried at market as a contra asset. Common stock of the Company's wholly-owned insurance subsidiary is recorded at the equity in statutory-basis net assets. Real estate is reported at cost less allowances for depreciation. Depreciation of real estate is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various limited partnerships, which are recorded at equity in underlying net assets, and derivative financial instruments. These instruments consist primarily of interest rate swap agreements, including basis swaps, and futures, are valued consistently with the hedged item. Hedges of fixed income assets and/or liabilities are valued at amortized cost. Hedges of items carried at fair value are valued at fair value. Derivatives which cease to be effective hedges are valued at fair value. Other "admitted assets" are valued, principally at cost, as required or permitted by Iowa Insurance Laws.

Common stocks sold but not yet purchased represents obligations of the Company to deliver specified securities at contracted prices, thereby creating a liability to purchase the securities at prevailing market prices. Accordingly, these transactions result in off-balance sheet risk as the Company's ultimate obligation to satisfy the sale of securities sold but not yet purchased may exceed the current amount recognized in the financial statements. The Insurance Division, Department of Commerce, of the State of Iowa has approved the Company's accounting for common stocks sold but not yet purchased as a permitted practice.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)




1. Organization and Summary of Significant Accounting Policies (continued)

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve ("AVR") is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve ("IMR"), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. During 2000, 1999 and 1998, the Company excluded investment income due and accrued of $4,641, $1,992 and $1,503, respectively, with respect to such practices.

The Company uses interest rate swaps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. The Company entered into several interest rate swap contracts to modify the interest rate characteristics of the underlying liabilities. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)




1. Organization and Summary of Significant Accounting Policies (continued)

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.50 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Policyholder Contract Deposits

Policyholder contract deposits are comprised primarily of guaranteed investment contracts (GICs). The GICs consist of three types. One type is guaranteed as to principal along with interest guarantees based upon predetermined indices. The second type guarantees principal and interest but also includes a penalty if the contract is surrendered early. The third type guarantees principal and interest and is non-surrenderable before the fixed maturity date. Policy reserves on the GICs are determined following the retrospective deposit method and consist of contract values that accrue to the benefit of the policyholder.

Separate Accounts

Assets held in trust for purchases of variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The Company received variable contract premiums of $1,117,396, $1,266,608 and $858,751 in 2000, 1999 and 1998, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)




1. Organization and Summary of Significant Accounting Policies (continued)

Certain separate account assets and liabilities reported in the accompanying financial statements contain contractual guarantees. Guaranteed separate accounts represent funds invested by the Company for the benefit of individual contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than guaranteed requirements is either transferred to or received from the general account and reported in the statements of operations.

Stock Option Plan

AEGON N.V. sponsors a stock option plan that includes eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to surplus.

Reclassifications

Certain reclassifications have been made to the 1999 and 1998 financial statements to conform to the 2000 presentation.


2. Fair Values of Financial Instruments

Statement of Financial Accounting Standards ("SFAS") No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. SFAS No. 119, Disclosures about Derivative Financial Instruments and Fair Value of Financial Instruments, requires additional disclosure about derivatives. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. SFAS No. 107 and No. 119 exclude certain financial instruments and all nonfinancial instruments from their disclosure requirements and allow companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)




2. Fair Values of Financial Instruments (continued)

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

   Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

   Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for common stock securities are based on quoted market prices.

   Mortgage loans and policy loans: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

   Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

   Interest rate swaps and forward-rate agreements: Estimated fair value of interest rate swaps and forward-rate agreements are based on pricing models or formulas using current assumptions.

   Net short-term notes payable to affiliates: The fair values for short-term notes payable to affiliates are assumed to equal their carrying amount.

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)




2. Fair Values of Financial Instruments (continued)

The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments subject to the provisions of SFAS No. 107 and No. 119:


                                                                    December 31
                                                       2000                           1999
                                           -----------------------------   -----------------------------
                                              Carrying                       Carrying
                                               Amount       Fair Value        Amount        Fair Value
                                           -----------------------------   -----------------------------
Admitted assets
Cash and short-term
  investments                                $   151,922    $   151,922     $   174,117     $   174,117
Bonds                                          3,353,083      3,237,804       3,219,493       3,087,002
Preferred stocks                                  99,754         85,855         160,990         158,736
Common stocks                                     91,986         91,986          53,811          53,811
Mortgage loans on real estate                  1,696,380      1,744,171       1,933,540       1,895,672
Policy loans                                     165,450        165,450         159,161         159,161
Separate account assets                        6,875,688      6,875,688       6,505,330       6,505,330

Liabilities
Investment contract liabilities                3,324,377      3,298,726       3,283,269       3,245,239
Separate account liabilities                   6,823,691      6,676,551       6,414,824       6,264,434
Short-term notes payable to
  affiliates                                      19,700         19,700         104,500         104,500
Interest rate swaps                                   28         (3,650)           (212)         (2,789)
Forwards                                           1,818          1,818             (71)            (71)


3. Investments

Statutory-basis financial information of the Company's wholly-owned insurance subsidiary, Veterans Life Insurance Company, is summarized as follows:

                                                          December 31
                                                     2000              1999
                                                 ------------------------------
Summary statutory-basis balance sheets
Cash and invested assets                           $762,748          $715,766
Other assets                                         39,201            38,247
                                                 ------------------------------
Total admitted assets                              $801,949          $754,013
                                                 ==============================

Insurance reserves                                 $197,542          $192,021
Other liabilities                                    40,304            46,917
Capital and surplus                                 564,103           515,075
                                                 ------------------------------
Total liabilities and capital and surplus          $801,949          $754,013
                                                 ==============================

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)

3. Investments (continued)

                                                 Year ended December 31
                                          2000           1999            1998
                                      ------------------------------------------
Summary statutory-basis statements
   of income
Revenues                                $148,023       $145,549       $152,851
Expenses and taxes                       106,393        102,850        113,042
                                      ------------------------------------------
Net income                              $ 41,630       $ 42,699       $ 39,809
                                      ==========================================

In addition, the Company owns 100% of Coverna Direct Insurance Services, Inc. at December 31, 2000. The related cost of this subsidiary was $100.

The carrying amounts and estimated fair values of investments in debt securities were as follows:


                                                                                Gross          Gross        Estimated
                                                                Carrying      Unrealized     Unrealized        Fair
                                                                 Amount         Gains          Losses         Value
                                                             -----------------------------------------------------------
December 31, 2000
Bonds:
  United States Government and agencies                        $  108,176     $    2,219     $    2,534     $  107,861
  State, municipal and other government                            42,425          1,847          4,378         39,894
  Public utilities                                                200,827          3,092          7,378        196,541
  Industrial and miscellaneous                                  1,889,938         42,160        144,622      1,787,476
  Mortgage and other asset-backed securities
                                                                1,111,717          4,892         10,577      1,106,032
                                                             -----------------------------------------------------------
                                                                3,353,083         54,210        169,489      3,237,804
Preferred stocks                                                   99,754          8,468         22,367         85,855
                                                             -----------------------------------------------------------
                                                               $3,452,837     $   62,678     $  191,856     $3,323,659
                                                             ===========================================================
December 31, 1999
Bonds:
  United States Government and agencies                        $  166,209     $      481     $   10,690     $  156,000
  State, municipal and other government                            53,453            624            985         53,092
  Public utilities                                                202,180            820         12,594        190,406
  Industrial and miscellaneous                                  1,950,758         23,903        114,196      1,860,465
  Mortgage and other asset-backed securities
                                                                  846,893         10,679         30,533        827,039
                                                             -----------------------------------------------------------
                                                                3,219,493         36,507        168,998      3,087,002
Preferred stocks                                                  160,990         19,387         21,641        158,736
                                                             -----------------------------------------------------------
                                                               $3,380,483     $   55,894     $  190,639     $3,245,738
                                                             ===========================================================


                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)




3. Investments (continued)

The carrying amounts and estimated fair values of bonds at December 31, 2000, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                      Carrying       Estimated
                                                       Amount       Fair Value
                                                   -----------------------------

Due in one year or less                              $   18,607     $   18,597
Due after one year through five years                   450,441        426,294
Due after five years through ten years                  302,911        284,594
Due after ten years through fifteen years               309,590        312,502
Due after fifteen years through twenty years            233,784        218,797
Due after twenty years                                  926,033        870,988
                                                   -----------------------------
                                                      2,246,366      2,131,772
Mortgage and other asset-backed securities            1,111,717      1,106,032
                                                   -----------------------------
                                                     $3,353,083     $3,237,804
                                                   =============================

A detail of net investment income is presented below:

                                                  Year ended December 31
                                             2000         1999         1998
                                         --------------------------------------

Interest on bonds and preferred stocks     $ 254,807   $ 291,841    $ 337,793
Dividends on equity investments                1,063        (120)       3,824
Interest on mortgage loans                   144,529     151,329      161,897
Rental income on real estate                   1,114         128          327
Interest on policy loans                       7,587       7,508        4,645
Other investment income                       17,651      24,274       28,830
                                         --------------------------------------
Gross investment income                      426,751     474,960      537,316

Less investment expenses                      20,338      23,896       25,214
                                         --------------------------------------
Net investment income                      $ 406,413   $ 451,064    $ 512,102
                                         ======================================

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)




3. Investments (continued)

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                             Year ended December 31
                                       2000           1999           1998
                                  --------------------------------------------

Proceeds                            $1,788,570     $2,402,706     $2,370,321
                                  ============================================

Gross realized gains                $   62,925     $   87,770     $   67,577
Gross realized losses                  (64,750)       (60,911)       (22,015)
                                  --------------------------------------------
Net realized gains (losses)         $   (1,825)    $   26,859     $   45,562
                                  ============================================

At December 31, 2000, investments with an aggregate carrying amount of $3,916 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:


                                                                    Realized
                                                    ----------------------------------------
                                                              Year ended December 31
                                                         2000         1999          1998
                                                    ----------------------------------------
Debt securities                                       $ (1,825)     $ 26,859      $ 45,562
Short-term investments                                       -           (58)          127
Equity securities                                        4,371       (35,221)        6,098
Mortgage loans on real estate                           (1,693)        2,352         6,921
Real estate                                                (20)         (301)         (243)
Other invested assets                                    2,796        26,414        16,592
                                                    ----------------------------------------
                                                         3,629        20,045        75,057

Federal income tax effect                              (10,956)      (13,170)      (17,257)
Transfer from (to) interest maintenance reserve          1,599        (2,645)      (30,179)
                                                    ----------------------------------------
Net realized gains (losses)                           $ (5,728)     $  4,230      $ 27,621
                                                    ========================================


                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)




3. Investments (continued)

                                             Change in Unrealized
                              --------------------------------------------------
                                            Year ended December 31
                                  2000                1999              1998
                              --------------------------------------------------

Bonds                           $ (8,769)          $(15,291)          $    (78)
Preferred stocks                 (27,883)            (5,657)           (10,690)
Common stocks                     93,229             71,870                760
Mortgage loans                    (4,575)            (6,724)            (5,553)
Other invested assets              1,234                (79)               (23)
                              --------------------------------------------------
Change in unrealized            $ 53,236           $ 44,119           $(15,584)
                              ==================================================

Gross unrealized gains and gross unrealized losses on common stocks were as follows:

                                                    December 31
                                             2000                   1999
                                        ------------------------------------

Unrealized gains                          $ 451,546              $ 356,813
Unrealized losses                           (35,185)               (33,681)
                                        ------------------------------------
Net unrealized gains                      $ 416,361              $ 323,132
                                        ====================================

During 2000, the Company issued mortgage loans with interest rates ranging from 8.94% to 9.42%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 58%. Mortgage loans with a carrying value of $821 were non-income producing for the previous twelve months. Accrued interest of $115 related to these mortgage loans was excluded from investment income. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)




3. Investments (continued)

During 2000 and 1999, mortgage loans of $1,260 and $7,567, respectively, were foreclosed and transferred to real estate. At December 31, 2000 and 1999, the Company held a mortgage loan loss reserve in the asset valuation reserve of $27,051 and $26,509, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

      Geographic Distribution                 Property Type Distribution
------------------------------------    -------------------------------------
                      December 31                              December 31
                     2000     1999                            2000     1999
                   -----------------                        -----------------

Pacific               26%      26%      Office                 25%      26%
South Atlantic        17       18       Residential            20       24
Middle Atlantic       20       18       Apartment              17       16
E. North Central      18       17       Retail                 17       16
W. South Central       5        6       Agricultural           10        9
Mountain               3        3       Industrial              7        7
W. North Central       4        4       Hotel/Motel             2        2
E. South Central       4        5       Other                   2        -
New England            3        3

At December 31, 2000, the Company had two investments (excluding U. S. Government guaranteed or insured issues) which individually represented more than ten percent of capital and surplus and the asset valuation reserve.

              Security Name                                Carrying Value
--------------------------------------------------------------------------------

Amortizing Residential Collateral Trust                       $187,387
Salomon Bros. Mortgage Securities                               81,587

The Company utilizes a variety of off-balance sheet financial instruments as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. Those instruments include interest rate exchange agreements (swaps), options, forward contracts and futures contracts, and all involve elements of credit and market risks in excess of the amounts recognized in the accompanying financial statements at a given point in time. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)




3. Investments (continued)

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in an accounting loss and replacement cost risk (i.e., the cost to replace the contract at current market rates should the counterparty default prior to settlement date). Credit loss exposure resulting from nonperformance by a counterparty for commitments to extend credit is represented by the contractual amounts of the instruments.

At December 31, 2000 and 1999, the Company's outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

                                                           Notional Amount
                                                        2000            1999
                                                   -----------------------------
Derivative securities:
  Interest rate swaps:
    Receive fixed - pay floating                     $  462,719       $405,100
    Receive floating - pay floating                     779,000        574,282
    Receive floating - pay fixed                        203,159        174,345
  Forward contracts                                   2,900,000        334,200

The Company utilizes futures contracts to hedge against changes in market conditions. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, the Company agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the account as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the values of the contracts are recognized as realized gains or losses. When the contracts are closed, the account recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Company's cost basis in the contract. The Company recognized net realized gains (losses) from futures contracts in the amount of $(9,917), $9,713 and $10,385 for the years ended December 31, 2000, 1999 and 1998, respectively.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)




3. Investments (continued)

Open futures contracts at December 31, 2000 and 1999 were as follows:

                                                  Opening          Year-End
    Number of                Contract              Market           Market
    Contracts                  Type                Value            Value
--------------------------------------------------------------------------------

December 31, 2000:

                             S&P 500
       139              March 2001 Futures        $47,465          $46,391

December 31, 1999:

                             S&P 500
       196              March 2000 Futures        $69,832          $72,726

The Company's use of futures contracts may expose the Company to certain risks. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged. Unexpected adverse price movements could cause the Company's hedging strategy to be unsuccessful and result in losses.


4. Reinsurance

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance assumed and ceded amounts:

                                         Year ended December 31
                                   2000           1999           1998
                               -------------------------------------------

Direct premiums                 $1,664,780     $1,559,509     $1,618,574
Reinsurance assumed                362,664        119,418        274,237
Reinsurance ceded                  (20,223)       (16,453)        (9,706)
                               -------------------------------------------
Net premiums earned             $2,007,221     $1,662,474     $1,883,105
                               ===========================================

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)




4. Reinsurance (continued)

The reinsurance assumed reflected in the table above includes premiums assumed from related parties of $284,702, $40,414 and $197,997 for the years ended December 31, 2000, 1999 and 1998, respectively. The related aggregate reserves for policies and contracts are $2,206,975 and $2,164,498 at December 31, 2000 and 1999, respectively.

The Company received reinsurance recoveries in the amount of $11,960, $14,100 and $3,102 during 2000, 1999 and 1998, respectively. At December 31, 2000 and 1999, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $7,262 and $1,007, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2000 and 1999 of $11,106 and $22,003, respectively.


5. Income Taxes

For federal income tax purposes, the Company joins in a consolidated income tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains (losses) on investments for the following reasons:

                                                   Year ended December 31
                                                 2000       1999       1998
                                             -----------------------------------
Computed tax (benefit) at federal statutory
  rate (35%)                                   $ 36,193   $ 42,730   $ 46,371
Deferred acquisition cost                          (795)     1,065      3,916
Tax reserve valuation                              (282)    (2,449)    (1,755)
Excess tax depreciation                            (124)      (196)       888
Amortization of IMR                              (2,483)    (2,896)    (2,466)
Dividend received deduction                      (1,054)      (786)      (547)
Prior year under (over) accrual                  (3,235)     5,019    (10,723)
Low-income housing credits                      (10,899)   (10,233)    (7,467)
Other, net                                       (5,457)     5,023      4,743
                                             -----------------------------------
Federal income tax expense                     $ 11,864   $ 37,277   $ 32,960
                                             ===================================

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)




5. Income Taxes (continued)

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to net realized capital gains on investments due to differences in book and tax asset bases at the time certain investments are sold.

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($17,425 at December 31, 2000). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $6,099.

The Company's federal income tax returns have been examined and closing agreements have been executed with the Internal Revenue Service through 1992. An examination is underway for years 1993 through 1997.


6. Policy and Contract Attributes

Participating life insurance policies are issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted approximately 11% of ordinary life insurance in force at December 31, 2000 and 1999.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)




6. Policy and Contract Attributes (continued)

A portion of the Company's policy reserves and other policyholders' funds (including separate account liabilities) relates to liabilities established on a variety of the Company's annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:


                                                                   December 31
                                                           2000                    1999
                                               ------------------------- -------------------------
                                                                Percent                   Percent
                                                    Amount      of Total     Amount       of Total
                                               ------------------------- -------------------------
Subject to discretionary withdrawal with
  market value adjustment                        $ 1,423,426      12%     $ 1,177,190        10%
Subject to discretionary withdrawal at
  book value less surrender charge                    72,292       1           74,069         1
Subject to discretionary withdrawal at
  market value                                     6,259,441      55        6,287,475        57
Subject to discretionary withdrawal at
  book value (minimal or no charges or
  adjustments)                                     1,142,395      10        1,391,793        13
Not subject to discretionary withdrawal
  provision                                        2,495,064      22        2,127,949        19
                                               ------------------------- -------------------------
                                                  11,392,618     100%      11,058,476       100%
Less reinsurance ceded                                     -                    9,791
                                               ---------------           --------------
Total policy reserves on annuities and
  deposit fund liabilities                       $11,392,618              $11,048,685
                                               ===============           ==============


Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 2000 and 1999, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)




6. Policy and Contract Attributes (continued)


                                                    Gross         Loading         Net
                                                ------------------------------------------
December 31, 2000
Life and annuity:
  Ordinary direct first year business             $  2,648       $  1,614      $  1,034
  Ordinary direct renewal business                  18,871          5,752        13,119
  Group life direct business                        35,103          9,998        25,105
  Reinsurance ceded                                   (216)             -          (216)
                                                ------------------------------------------
Total life and annuity                              56,406         17,364        39,042

Accident and health:
  Direct                                               858              -           858
  Reinsurance assumed                                  830              -           830
  Reinsurance ceded                                    (99)             -           (99)
                                                ------------------------------------------
Total accident and health                            1,589              -         1,589
                                                ------------------------------------------
                                                  $ 57,995       $ 17,364      $ 40,631
                                                ==========================================

December 31, 1999
Life and annuity:
  Ordinary direct first year business             $  2,245       $  1,525      $    720
  Ordinary direct renewal business                  19,812          5,939        13,873
  Group life direct business                        36,054          9,824        26,230
  Reinsurance ceded                                   (301)             -          (301)
                                                ------------------------------------------
Total life and annuity                              57,810         17,288        40,522

Accident and health:
  Direct                                             2,727              -         2,727
  Reinsurance assumed                                2,418              -         2,418
  Reinsurance ceded                                   (114)             -          (114)
                                                ------------------------------------------
Total accident and health                            5,031              -         5,031
                                                ------------------------------------------
                                                  $ 62,841       $ 17,288      $ 45,553
                                                ==========================================


At December 31, 2000 and 1999, the Company had insurance in force aggregating $42,245 and $60,234, respectively, in which the gross premiums are less than the net premiums required by the standard valuation standards established by the Insurance Department. The Company established policy reserves of $596 and $415 to cover these deficiencies at December 31, 2000 and 1999, respectively.

Separate accounts held by the Company represent funds held for individual policyholders. The assets in the separate accounts, carried at estimated fair value, consist of common stocks (including mutual funds), mortgage loans, long-term bonds and cash.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)




6. Policy and Contract Attributes (continued)

Information regarding the separate accounts of the Company is as follows:


                                                                     Nonindexed
                                                     Guaranteed      Guaranteed
                                                      Indexed       Less Than 4%   Nonguaranteed       Total
                                                   --------------------------------------------------------------
Premiums, deposits and other
  considerations for the year ended
  December 31, 2000                                  $  425,000      $      180      $  692,216      $1,117,396
                                                   ==============================================================

Reserves for separate accounts as of
  December 31, 2000                                  $  448,397      $  115,855      $6,279,543      $6,843,795
                                                   ==============================================================

Reserves by withdrawal characteristics
  as of December 31, 2000:
  With market value adjustment                       $  166,695      $  115,855  $            -      $  282,550
  At market value                                             -               -       6,279,543       6,279,543
  Not subject to discretionary withdrawal
                                                        281,702               -               -         281,702
                                                   --------------------------------------------------------------
Total                                                $  448,397      $  115,855      $6,279,543      $6,843,795
                                                   ==============================================================

Premiums, deposits and other
  considerations for the year ended
  December 31, 1999                                  $   51,684      $      193      $1,214,731      $1,266,608
                                                   ==============================================================

Reserves for separate accounts as of
  December 31, 1999                                  $   59,254      $  127,349      $6,311,851      $6,498,454
                                                   ==============================================================

Reserves by withdrawal characteristics
  as of December 31, 1999:
  With market value adjustment                       $   59,254      $  127,349      $  382,840      $  569,443
  At market value                                             -               -       5,929,011       5,929,011
                                                   --------------------------------------------------------------
Total                                                $   59,254      $  127,349      $6,311,851      $6,498,454
                                                   ==============================================================

Premiums, deposits and other
  considerations for the year ended
  December 31, 1998                                  $        -      $      189      $  858,562      $  858,751
                                                   ==============================================================


                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)




6. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the Company's separate accounts is presented below:


                                                                         Year ended December 31
                                                                    2000          1999            1998
                                                              ----------------------------------------------
Transfers as reported in the Summary of
  Operations of the Company's separate
  accounts annual statement:
  Transfers to separate accounts                                $ 1,117,396    $ 1,266,608    $   858,751
  Transfers from separate accounts                                 (513,348)      (384,653)      (218,416)
                                                              ----------------------------------------------
Net transfers to separate accounts                                  604,048        881,955        640,335
Reconciling adjustments:
  Other transfers to modified separate account                        7,427          7,732         12,287
                                                              ----------------------------------------------
                                                                      7,427          7,732         12,287
                                                              ----------------------------------------------
Transfers as reported in the Summary of Operations of
  the Company's Life,
  Accident & Health Annual Statement                            $   611,475    $   889,687    $   652,622
                                                              ==============================================


7. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its stockholders. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the greater of
(1) 10 percent of the Company's statutory capital and surplus as of the preceding December 31, or (2) the Company's statutory net income before net realized capital gains on investments for the preceding year. Subject to availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2001, without prior regulatory approval, is $91,545.

The Company paid dividends to its stockholders of $120,000, $160,000 and $160,000 in 2000, 1999 and 1998, respectively.


8. Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2000, 1999 and 1998, the Company paid $34,205, $38,750 and $1,390, respectively, for these services, which approximates their costs to the affiliates.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)




8. Related Party Transactions (continued)

Payable to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate of 6.37% at December 31, 2000. During 2000 and 1999, the Company received net interest of $2,016 and $3,123, respectively, from affiliates.

At December 31, 2000 and 1999, the Company had short-term notes receivable from affiliates of $184,500 and short-term notes payable to affiliates of $204,200. At December 31, 1999, this consists entirely of short-term notes payable to affiliates. Interest on these notes accrues at rates ranging from 6.48% to 6.52% at December 31, 2000 and 5.30% to 5.90% at December 31, 1999.

The Company participates in various benefit plans sponsored by AEGON and the related costs allocated to the Company are not significant.

The Company has 2,290,000 shares of redeemable preferred stock outstanding, all of which are owned by CLLP. The preferred stock has a par value of $11 per share and a liquidation value of $240 per share. CLLP is entitled to receive a cumulative dividend equal to 8-1/2 percent per annum of the liquidation value of the preferred stock. The Company may redeem all or any portion of the preferred stock at the liquidation value commencing December 18, 2000.


9. Commitments and Contingencies

The Company may lend portfolio securities to approved brokers and other parties to earn additional income. The Company receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of loaned securities is determined at the close of business and any additional required collateral is delivered to the Company on the next business day. Although risk is mitigated by collateral, the Company could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. At December 31, 2000, the value of securities loaned amounted to $83,376.

During 2000, the Company incurred a loss of $30,469 related to the unsuccessful development of an agency and marketing organization. In 1999, the Company incurred a loss of $15,083 due to its inability to recover claims paid on a failed reinsurance contract. Both of these items are included in other expenses in the statement of operations. The Company does not expect any future funding commitments for either of these events.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)




9. Commitments and Contingencies (continued)

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $14,237 and $13,770 and an offsetting premium tax benefit of $3,516 and $4,884 at December 31, 2000 and 1999, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies.

                     Peoples Benefit Life Insurance Company

                       Summary of Investments - Other Than
                         Investments in Related Parties
                             (Dollars in thousands)

                                December 31, 2000



SCHEDULE I


                                                                                           Amount at Which
                                                                              Market        Shown in the
                Type of Investment                          Cost (1)          Value         Balance Sheet
---------------------------------------------------------------------------------------------------------
Fixed maturities
Bonds:
   United States Government and government
     agencies and authorities                              $  108,176       $  107,861       $  108,176
   States, municipalities and political
     subdivisions                                              75,008           72,686           75,008
   Foreign governments                                         33,509           33,670           33,509
   Public utilities                                           200,827          196,541          200,827
   All other corporate bonds                                2,935,563        2,827,046        2,935,563
Preferred stock                                                99,754           85,855           99,754
                                                         ------------------------------------------------
Total fixed maturities                                      3,452,837        3,323,659        3,452,837

Equity securities
Common stocks:
   Public utilities                                             4,583            5,188            5,188
   Banks, trust and insurance                                  14,456           17,596           17,596
   Industrial, miscellaneous and all other                     17,983           69,202           69,202
                                                         ------------------------------------------------
Total equity securities                                        37,022           91,986           91,986

Mortgage loans on real estate                               1,696,380                         1,696,380
Real estate acquired in satisfaction of debt
                                                                7,029                             7,029
Policy loans                                                  165,450                           165,450
Other long-term investments                                   258,898                           258,898
Cash and short-term investments                               151,922                           151,922
                                                         --------------                    --------------
Total investments                                          $5,769,538                        $6,388,605
                                                         ==============                    ==============


(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

                     Peoples Benefit Life Insurance Company

                       Supplementary Insurance Information
                             (Dollars in thousands)



SCHEDULE III

                                    Future Policy                    Policy and
                                     Benefits and     Unearned        Contract
                                       Expenses       Premiums      Liabilities
                                    --------------------------------------------
Year ended December 31, 2000
Individual life                       $  419,535    $         -     $    9,117
Individual health                         13,834          4,566          8,689
Group life and health                    765,876         14,844         36,675
Annuity                                2,491,651              -              -
                                    --------------------------------------------
                                      $3,690,896     $   19,410     $   54,481
                                    ============================================

Year ended December 31, 1999
Individual life                       $  361,443    $         -     $   10,596
Individual health                         14,433          4,748          9,306
Group life and health                    784,352         13,889         41,208
Annuity                                2,840,176              -              -
                                    --------------------------------------------
                                      $4,000,404     $   18,637     $   61,110
                                    ============================================

Year ended December 31, 1998
Individual life                       $  358,943    $         -     $      972
Individual health                         16,292          4,963              7
Group life and health                    807,174         14,472         59,022
Annuity                                3,126,053              -              -
                                    --------------------------------------------
                                      $4,308,462     $   19,435     $   60,001
                                    ============================================

                     Net         Benefits, Claims        Other
    Premium      Investment         Losses and         Operating      Premiums
    Revenue       Income*      Settlement Expenses     Expenses*      Written
--------------------------------------------------------------------------------

  $    78,226    $   26,088         $   80,169        $   10,732
       27,129         1,947             14,606            10,845     $   26,966
      197,922        58,068            136,277            57,341        110,341
    1,703,944       320,310          1,355,637           686,167
------------------------------------------------------------------
  $ 2,007,221    $  406,413         $1,586,889        $  765,085
==================================================================


  $    78,742    $   26,604         $  125,404        $   26,824
       27,394         1,609             14,863            16,517     $   26,830
      198,049        60,431            154,795            54,801        102,430
    1,858,289       362,220            691,614           947,866
------------------------------------------------------------------
  $ 1,662,474    $  451,064         $  986,676        $1,046,008
==================================================================


  $    61,912    $   27,540         $  111,477        $    7,512
       27,795         1,686             15,940            10,096     $   27,394
      209,225        63,847            177,214            53,010        105,970
    1,584,173       419,029          1,197,342           711,542
------------------------------------------------------------------
  $ 1,883,105    $  512,102         $1,501,973        $  782,160
==================================================================

* Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

                     Peoples Benefit Life Insurance Company

                                   Reinsurance
                             (Dollars in thousands)



SCHEDULE IV


                                                                      Assumed                      Percentage
                                                      Ceded to         From                        of Amount
                                           Gross        Other          Other           Net          Assumed
                                          Amount      Companies      Companies       Amount         to Net
                                      ----------------------------------------------------------------------
Year ended December 31, 2000
Life insurance in force                 $3,472,882     $181,294     $5,868,273    $ 9,159,862        64.1%
                                      ======================================================================

Premiums:
   Individual life                      $   65,083     $    485     $   13,628    $    78,226        17.4%
   Individual health                        23,394          623          4,358         27,129        16.1
   Group life and health                   113,389       19,115        103,648        197,922        52.4
   Annuity                               1,462,914            -        241,030      1,703,944        14.1
                                      ----------------------------------------------------------------------
                                        $1,664,780     $ 20,223     $  362,664    $ 2,007,221        18.1%
                                      ======================================================================

Year ended December 31, 1999
Life insurance in force                 $3,692,116     $175,355     $5,977,197    $ 9,493,958        63.0%
                                      ======================================================================

Premiums:
   Individual life                      $   63,879     $  1,172     $   16,035    $    78,742        20.4%
   Individual health                        24,308          656          3,742         27,394        13.7
   Group life and health                   114,108       14,501         98,442        198,049        49.7
   Annuity                               1,357,214          124          1,199      1,358,289         0.1
                                      ----------------------------------------------------------------------
                                        $1,559,509     $ 16,453     $  119,418    $ 1,662,474         7.2%
                                      ======================================================================

Year ended December 31, 1998
Life insurance in force                 $3,998,620     $149,510     $6,470,764    $10,319,874        62.7%
                                      ======================================================================

Premiums:
   Individual life                      $   47,581     $    390     $   14,721    $    61,912        23.8%
   Individual health                        25,792          604          2,607         27,795         9.4
   Group life and health                   119,134        8,701         98,792        209,225        47.2
   Annuity                               1,426,067           11        158,117      1,584,173        10.0
                                      ----------------------------------------------------------------------
                                        $1,618,574     $  9,706     $  274,237    $ 1,883,105        14.6%
                                      ======================================================================


                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
  (A) FINANCIAL STATEMENTS
  Part A None

  Part B Financial Statements of Subaccounts of Peoples Benefit Life Insurance
         Company Separate Account IV (formerly Providian Life and Health Insurance Company Separate Account IV) which are available for investment by Vanguard Variable Annuity Plan Contract Owners as of December 31, 2000 and for each of the two years in the period ended December 31, 2000 with Report of Independent Auditors.

         Statutory-basis financial statements of Peoples Benefit Life Insurance Company as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 with Report of Independent Auditors.

  Part C None

   (B) EXHIBITS
   (1) Resolution of the Board of Directors of National Home Life Assurance Company ("National Home") authorizing establishment of the Separate Ac-count./4/
   (2) Not Applicable.
   (3) Not Applicable.
   (4) Form of variable annuity contract/5/
   (5) Form of application/5/
   (6) (a) Articles of Incorporation of National Home/1/
       (b) Amendment to Articles of Incorporation of National Home/2/
       (c) Amended and Restated Articles of Incorporation of National Home/3/
   (7) Not applicable.
   (8) (a) Participation Agreement for the Vanguard Variable Insurance Fund/6/
       (b) First Amendment to Participation, Market Consulting and Administra-tion Agreement/7/

       (c) Administration Service Agent/8/
   (9) (a) Opinion and Consent of Counsel/9/
       (b) Consent of Counsel/9/
  (10) Consent of Independent Auditors/9/
  (11) No financial statements are omitted from item 23.
  (12) Not applicable.
  (13) Performance computation/7/
  (14) Not applicable.
--------
/1/ Incorporated by reference from the initial Registration Statement of the Providian Life & Health Insurance Company Separate Account II, File No. 33-7033.
/2/ Incorporated by reference from Post-Effective Amendment No. 3 to the Regis-tration Statement of Providian Life & Health Insurance Company Separate Ac-count II, File No. 33-7033.
/3/ Incorporated by reference from Post-Effective Amendment No. 5 to the Regis-tration Statement of the Providian Life & Health Insurance Company Separate Account II, File No. 33-7033.
/4/ Incorporated by reference from the initial Registration Statement of the Providian Life & Health Insurance Company Separate Account IV, File No. 33-36073.
/5/ Incorporated by reference from Pre-Effective Amendment No. 1 to the Regis-tration Statement of the Providian Life & Health Insurance Company Separate Account IV, File No. 33-36073.
/6/ Incorporated by reference from Post-Effective Amendment No. 1 to the Regis-tration Statement of Providian Life & Health Insurance Company Separate Ac-count IV, File No. 33-36073.
/7/ Incorporated by reference from Post-Effective Amendment No. 6 to Registra-tion Statement of Providian Life & Health Insurance Company Separate Account IV, File No. 33-36073.

/8/ Incorporated by reference from Post-Effective Amendment No. 11 to
    Registration Statement of Providian Life & Health Insurance Company Separate Account IV, File No. 33-36073, filed April 30, 1998.

/9/ Filed herewith.

Item 25.  Directors and Officers of Depositor



Positions and Offices with Depositor                        Name and Principal Business
------------------------------------                        ---------------------------
Address*
--------
Senior Vice President, Director                             G. Douglas Manngum, Jr.
Treasurer, (Chief Accounting Officer)                       Martha A. McConnell
Vice President, Director                                    Brian A. Smith
Vice President, Director                                    Brenda K. Clancy
President, Director                                         Bart Herbert, Jr.
Assistant Vice President, Director                          Kathleen M. Modzelewski
Vice President, Director                                    Larry N. Norman
Senior Vice President, Director                             David G. Rekoski
Vice President, Director                                    Douglas A. Sarcia
Secretary, Director                                         Craig D. Vernie

*The business address of each director and officer of Peoples Benefit Life Insurance Company is 20 Moores Road, Frazer, Pennsylvania 19355; 400 West Market Street, Louisville, Kentucky 40202 or 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

 The Depositor, Peoples Benefit Life Insurance Company ("Peoples Benefit") is indirectly wholly owned by AEGON USA, Inc. The Registrant is a segregated asset account of Peoples Benefit.

 The following chart indicates the persons controlled by or under common control with Peoples Benefit.


                                         Jurisdiction of       Percent of Voting
Name                                     Incorporation         Securities Owned                    Business
----                                     -------------         ----------------                    --------
AEGON N.V.                               Netherlands           51.16% of Vereniging                Holding company
                                                               AEGON Netherlands
                                                               Membership Association

Groninger Financieringen B.V.            Netherlands           100% AEGON N.V.                     Holding company

AEGON Netherland N.V.                    Netherlands           100% AEGON N.V.                     Holding company

AEGON Nevak Holding B.V.                 Netherlands           100% AEGON N.V.                     Holding company

AEGON International N.V.                 Netherlands           100% AEGON N.V.                     Holding company

Voting Trust Trustees:                   Delaware                                                  Voting Trust
K.J.Storm
Donald J. Shepard H.B.
Van Wijk Dennis Hersch

AEGON U.S. Holding Corporation           Delaware              100% Voting Trust                   Holding company

Short Hills Management Company           New Jersey            100% AEGON U.S.                     Holding company
                                                               Holding Corporation

COPRA Reinsurance Company                New York              100% AEGON U.S.                     Holding company
                                                               Holding Corporation

AEGON Management Company                 Indiana               100% AEGON U.S.                     Holding company
                                                               Holding Corporation

AEGON USA, Inc.                          Iowa                  100% AEGON U.S.                     Holding company


RCC North America Inc.                   Delaware              100% AEGON U.S.                     Real estate

Transamerica Holding Company             Delaware              100% AEGON USA, Inc.                Holding company

AEGON Funding Corp.                      Delaware              100% Transamerica                   Issue debt
                                                               Holding Corporation                 securities-net proceeds
                                                                                                   used to make loans to
                                                                                                   affiliates

First AUSA Life Insurance Company        Maryland              100% Transamerica                   Insurance holding company
                                                               Holding Company

AUSA Life Insurance                      New York              82.33% First AUSA Life              Insurance
Company, Inc.                                                  Insurance Company
                                                               17.67% Veterans Life
                                                               Insurance Company

Life Investors Insurance                 Iowa                  100% First AUSA Life Ins. Co.       Insurance
Company of America


                                         Jurisdiction of       Percent of Voting
Name                                     Incorporation         Securities Owned                    Business
----                                     -------------         ----------------                    --------
Life Investors Alliance, LLC             Delaware              100% LIICA                          Purchase, own, and hold
                                                                                                   the equity interest of
                                                                                                   other entities

Great American Insurance                 Iowa                  100 % LIICA                         Marketing
Agency, Inc.

Bankers United Life                      Iowa                  100% Life Investors Insurance       Insurance
Assurance Company                                              Company of America

Transamerica Life Insurance Company      Iowa                  100% First AUSA Life Ins. Co.       Insurance

AEGON Financial Services                 Minnesota             100% PFL Life Insurance Co.         Marketing
Group, Inc.

AEGON Assignment Corporation             Kentucky              100% AEGON Financial Services       Administrator of
of Kentucky                                                    Group, Inc.                         structured settlements

AEGON Assignment Corporation             Illinois              100% AEGON Financial Services       Administrator of
                                                               Group, Inc.                         structured settlements

Southwest Equity Life Ins. Co.           Arizona               100% of Common Voting Stock         Insurance
                                                               First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance Co.         Arizona               100% of Common Voting Stock         Insurance
                                                               First AUSA Life Ins. Co.

Western Reserve Life Assurance Co. of    Ohio                  100% First AUSA Life Ins. Co.       Insurance
Ohio

WRL Series Fund, Inc.                    Maryland              Various                             Mutual fund

WRL Investment Services, Inc.            Florida               100% Western Reserve Life           Provides administration
                                                               Assurance Co. of Ohio               for affiliated mutual
                                                                                                   fund

WRL Investment                           Florida               100% Western Reserve Life           Registered Investment
Management, Inc.                                               Assurance Co. of Ohio               advisor

ISI Insurance Agency, Inc.               California            100% Western Reserve Life           Insurance agency
and Subsidiaries                                               Assurance Co. of Ohio

ISI Insurance Agency                     Alabama               100% ISI Insurance Agency, Inc.     Insurance agency
of Alabama, Inc.

ISI Insurance Agency                     Ohio                  100% ISI Insurance Agency, Inc.     Insurance agency
of Ohio, Inc.

ISI Insurance Agency                     Massachusetts         100% ISI Insurance Agency, Inc.     Insurance agency
of Massachusetts, Inc.

ISI Insurance Agency                     Texas                 100% ISI Insurance Agency, Inc.     Insurance agency
of Texas, Inc.


                                         Jurisdiction of      Percent of Voting
Name                                     Incorporation        Securities Owned                     Business
----                                     -------------        ----------------                     --------
ISI Insurance Agency                     Hawaii               100% ISI Insurance                   Insurance agency
of Hawaii, Inc.                                               Agency, Inc.

ISI Insurance Agency                     New Mexico           100% ISI Insurance                   Insurance agency
of New Mexico, Inc.                                           Agency, Inc.

AEGON Equity Group, Inc.                 Florida              100% Western Reserve Life            Insurance agency
                                                              Assurance Co. of Ohio

Monumental General Casualty Co.          Maryland             100% First AUSA Life Ins. Co.        Insurance

United Financial Services, Inc.          Maryland             100% First AUSA Life Ins. Co.        General agency

Bankers Financial Life Ins. Co.          Arizona              100% First AUSA Life Ins. Co.        Insurance

The Whitestone Corporation               Maryland             100% First AUSA Life Ins. Co.        Insurance agency

Cadet Holding Corp.                      Iowa                 100% First AUSA Life Ins. Co.        Holding company

Monumental General Life                  Puerto Rico          51% First AUSA Life                  Insurance
Insurance Company of                                          Insurance Company
Puerto Rico                                                   49% Baldrich & Associates
                                                              of Puerto Rico

AUSA Holding Company                     Maryland             100% AEGON USA, Inc.                 Holding company

Monumental General Insurance Group,      Maryland             100% AUSA Holding Co.                Holding company
Inc.

Trip Mate Insurance Agency, Inc.         Kansas               100% Monumental General              Sale/admin. of travel
                                                              Insurance Group, Inc.                insurance

Monumental General                       Maryland             100% Monumental General              Provides management
Administrators, Inc.                                          Insurance Group, Inc.                srvcs. to unaffiliated
                                                                                                   third party administrator

National Association Management and      Maryland             100% Monumental General              Provides actuarial
Consultant Services, Inc.                                     Administrators, Inc.                 consulting services

Monumental General Mass Marketing, Inc.  Maryland             100% Monumental General              Marketing arm for sale
                                                              Insurance Group, Inc.                of mass marketed
                                                                                                   insurance coverage

Transamerica Capital, Inc.               California           100% AUSA Holding Co.                Broker/Dealer

Endeavor Management Company              California           100% AUSA Holding Co.                Investment Management

Universal Benefits Corporation           Iowa                 100% AUSA Holding Co.                Third party administrator


                                         Jurisdiction of      Percent of Voting
Name                                     Incorporation        Securities Owned                     Business
----                                     -------------        ----------------                     --------
Investors Warranty of                    Iowa                 100% AUSA Holding Co.                Provider of automobile
America, Inc.                                                                                      extended maintenance
                                                                                                   contracts

Massachusetts Fidelity Trust Co.         Iowa                 100% AUSA Holding Co.                Trust company

Money Service, Inc.                      Delaware             100% AUSA Holding Co.                Provides financial
                                                                                                   counseling for employees
                                                                                                   and agents of affiliated
                                                                                                   companies

ADB Corporation, L.L.C.                  Delaware             100% Money Services, Inc.            Special purpose limited
                                                                                                   Liability company

ORBA Insurance Services, Inc.            California           26.91% Money Services, Inc.          Insurance agency

Great Companies, L.L.C.                  Iowa                 30% Money Services, Inc.             Markets & sells mutual
                                                                                                   funds & individually
                                                                                                   managed accounts

Roundit, Inc.                            Maryland             50% AUSA Holding Co.                 Financial services

Zahorik Company, Inc.                    California           100% AUSA Holding Co.                Broker-Dealer

ZCI, Inc.                                Alabama              100% Zahorik Company, Inc.           Insurance agency

Zahorik Texas, Inc.                      Texas                100% Zahorik Company, Inc.           Insurance agency

Long, Miller & Associates, L.L.C.        California           33-1/3% AUSA Holding Co.             Insurance agency

AEGON Asset Management Services, Inc.    Delaware             100% AUSA Holding Co.                Registered investment
                                                                                                   advisor

InterSecurities, Inc.                    Delaware             100% AUSA Holding Co.                Broker-Dealer

Associated Mariner Financial Group,      Michigan             100% InterSecurities, Inc.           Holding company/
Inc.                                                                                               management services

Associated Mariner Ins. Agency           Massachusetts        100% Associated Mariner              Insurance agency
of Massachusetts, Inc.                                        Agency, Inc.

Associated Mariner Agency                Ohio                 100% Associated Mariner              Insurance agency
Ohio, Inc.                                                    Agency, Inc.

Associated Mariner Agency                Texas                100% Associated Mariner              Insurance agency
Texas, Inc.                                                   Agency, Inc.

PIA 2000-A, L.P.                         Delaware             Intersecurities, Inc. is the         Private placement
                                                              General Partner                      investment limited
                                                                                                   partnership

Idex Investor Services, Inc.             Florida              100% AUSA Holding Co.                Shareholder services

Idex Management, Inc.                    Delaware             100% AUSA Holding Co.                Investment advisor


                                         Jurisdiction of    Percent of Voting
Name                                     Incorporation      Securities Owned                      Business
----                                     -------------      ----------------                      --------
IDEX Mutual Funds                        Massachusetts      Various                               Mutual fund

Diversified Investment                   Delaware           100% AUSA Holding Co.                 Registered investment
Advisor, Inc.                                                                                     advisor

Diversified Investors                    Delaware           100% Diversified Investment           Broker-Dealer
Securities Corp.                                            Advisors, Inc.

George Beram & Company, Inc.             Massachusetts      100% Diversified Investment           Employee benefit and
                                                            Advisors, Inc.                        actuarial consulting

AEGON USA Securities, Inc.               Iowa               100% AUSA Holding Co.                 Broker-Dealer
                                                                                                  (De-registered)

Creditor Resources, Inc.                 Michigan           100% AUSA Holding Co.                 Credit insurance

CRC Creditor Resources                   Canada             100% Creditor Resources, Inc.         Insurance agency
Canadian Dealer Network Inc.

AEGON USA Investment                     Iowa               100% AUSA Holding Co.                 Investment advisor
Management, Inc.

AEGON USA Realty                         Iowa               100% AUSA Holding Co.                 Provides real estate
Advisors, Inc.                                                                                    administrative and real
                                                                                                  estate investment

AEGON USA Real Estate                    Delaware           100% AEGON USA Realty                 Real estate and mortgage
Services, Inc.                                              Advisors, Inc.                        holding company

QSC Holding, Inc.                        Delaware           100% AEGON USA Realty                 Real estate and financial
                                                            Advisors, Inc.                        software production and
                                                                                                  sales

Landauer Associates, Inc.                Delaware           100% AEGON USA Realty                 Real estate counseling
                                                            Advisors, Inc.

Landauer Realty Associates, Inc.         Texas              100% Landauer Associates, Inc.        Real estate counseling

Realty Information Systems, Inc.         Iowa               100% AEGON USA Realty                 Information Systems for
                                                            Advisors, Inc.                        real estate investment
                                                                                                  management

USP Real Estate Investment Trust         Iowa               12.89% First AUSA Life Ins. Co.       Real estate investment
                                                            13.11% PFL Life Ins. Co.              trust
                                                            4.86% Bankers United Life
                                                            Assurance Co.

RCC Properties Limited                   Iowa               AEGON USA Realty Advisors,            Limited Partnership
Partnership                                                 Inc. is General Partner and 5%
                                                            owner.

Commonwealth General Corporation         Delaware           100% Transamerica Holding             Holding company
("CGC")                                                     Company

AFSG Securities Corporation              Pennsylvania       100% CGC                              Broker-Dealer


                                         Jurisdiction of    Percent of Voting
Name                                     Incorporation      Securities Owned                      Business
----                                     -------------      ----------------                      --------
Benefit Plans, Inc.                      Delaware           100% CGC                              TPA for Peoples Security
                                                                                                  Life Insurance Company

AEGON Alliances, Inc.                    Virginia           100% Benefit Plans, Inc.              General agent

Capital 200 Block Corporation            Delaware           100% CGC                              Real estate holdings

Commonwealth General Assignment          Kentucky           100% CGC                              Administrator of
Corporation                                                                                       structured settlements

AEGON Institutional Markets, Inc.        Delaware           100% CGC                              Provider of investment,
                                                                                                  marketing and admin.
                                                                                                  services to ins. cos.

Monumental Agency Group, Inc.            Kentucky           100% CGC                              Provider of services to
                                                                                                  insurance  companies

Ampac Insurance Agency, Inc.             Pennsylvania       100% CGC                              Provider of management
(EIN 23-1720755)                                                                                  support services

Compass Rose Development                 Pennsylvania       100% Ampac Insurance                  Special-purpose subsidiary
Corporation                                                 Agency, Inc.

Financial Planning Services, Inc.        Dist. Columbia     100% Ampac Insurance                  Special-purpose subsidiary
                                                            Agency, Inc.

Frazer Association                       Illinois           100% Ampac Insurance                  TPA license-holder
Consultants, Inc.                                           Agency, Inc.

National Home Life Corporation           Pennsylvania       100% Ampac Insurance                  Special-purpose subsidiary
                                                            Agency, Inc.

Valley Forge Associates, Inc.            Pennsylvania       100% Ampac Insurance                  Furniture & equipment
                                                            Agency, Inc.                          lessor

Veterans Benefit Plans, Inc.             Pennsylvania       100% Ampac Insurance                  Administrator of group
                                                            Agency, Inc.                          insurance programs

Veterans Insurance Services, Inc.        Delaware           100% Ampac Insurance                  Special-purpose subsidiary
                                                            Agency, Inc.

Academy Insurance Group, Inc.            Delaware           100% CGC                              Holding company

Academy Life Insurance Co.               Missouri           100% Academy Insurance                Insurance company
                                                            Group, Inc.

Pension Life Insurance                   New Jersey         100% Academy Life                     Insurance company
Company of America                                          Insurance Company

FED Financial, Inc.                      Delaware           100% Academy Insurance                Special-purpose subsidiary
                                                            Group, Inc.


                                         Jurisdiction of    Percent of Voting
Name                                     Incorporation      Securities Owned                      Business
----                                     -------------      ----------------                      --------
Ammest Development Corp. Inc.            Kansas             100% Academy Insurance                Special-purpose subsidiary
                                                            Group, Inc.

Ammest Insurance Agency, Inc.            California         100% Academy Insurance                General agent
                                                            Group, Inc.

Ammest Massachusetts                     Massachusetts      100% Academy Insurance                Special-purpose subsidiary
Insurance Agency, Inc.                                      Group, Inc.

Ammest Realty, Inc.                      Pennsylvania       100% Academy Insurance                Special-purpose subsidiary
                                                            Group, Inc.

Ampac, Inc.                              Texas              100% Academy Insurance                Managing general agent
                                                            Group, Inc.

Ampac Insurance Agency, Inc.             Pennsylvania       100% Academy Insurance                Special-purpose subsidiary
(EIN 23-2364438)                                            Group, Inc.

Force Financial Group, Inc.              Delaware           100% Academy Insurance                Special-purpose subsidiary
                                                            Group, Inc.

Force Financial Services, Inc.           Massachusetts      100% Force Financial Group, Inc.      Special-purpose subsidiary

Military Associates, Inc.                Pennsylvania       100% Academy Insurance                Special-purpose subsidiary
                                                            Group, Inc.

NCOAA Management Company                 Texas              100% Academy Insurance                Special-purpose subsidiary
                                                            Group, Inc.

NCOA Motor Club, Inc.                    Georgia            100% Academy Insurance                Automobile club
                                                            Group, Inc.

Unicom Administrative                    Pennsylvania       100% Academy Insurance                Provider of admin.
Services, Inc.                                              Group, Inc.                           services

Unicom Administrative                    Germany            100% Unicom Administrative            Provider of admin.
Services, GmbH                                              Services, Inc.                        services

Capital General Development              Delaware           100% CGC                              Holding company
Corporation

Monumental Life                          Maryland           73.33% Capital General                Insurance company
Insurance Company                                           Development Company
                                                            26.77% First AUSA Life
                                                            Insurance Company

AEGON Special Markets                    Maryland           100% Monumental Life                  Marketing company
Group, Inc.                                                 Insurance Company

Peoples Benefit Life                     Iowa               3.7% CGC                              Insurance company
Insurance Company                                           20.0% Capital Liberty, L.P.
                                                            76.3% Monumental Life
                                                            Insurance Company


                                         Jurisdiction of    Percent of Voting
Name                                     Incorporation      Securities Owned                      Business
----                                     -------------      ----------------                      --------
Veterans Life Insurance Co.              Illinois           100% Peoples Benefit                  Insurance company
                                                            Life Insurance Company

Peoples Benefit Services, Inc.           Pennsylvania       100% Veterans Life                    Special-purpose subsidiary
                                                            Insurance Company

Coverna Direct Insurance                 Maryland           100% Peoples Benefit                  Insurance agency
Services, Inc.                                              Life Insurance Company

Ammest Realty Corporation                Texas              100% Monumental Life                  Special-purpose subsidiary
                                                            Insurance Company

JMH Operating Company, Inc.              Mississippi        100% People's Benefit Life            Real estate holdings
                                                            Insurance Company

Capital Liberty, L.P.                    Delaware           99.0% Monumental Life                 Holding company
                                                            Insurance Company
                                                            1.0% CGC

Transamerica Corporation ("TAC")         Delaware           100% AEGON NV                         Major interest in
                                                                                                  insurance and finance

AEGON Funding Company II                 Delaware           100% TAC                              Commercial paper insurance

Transamerica Pacific Insurance           Hawaii             100% TAC                              Life insurance
Company, Ltd.

TREIC Enterprises, Inc.                  Delaware           100% TFC                              Investments

ARC Reinsurance Corporation              Hawaii             100% Transamerica Corp.               Property & Casualty
                                                                                                  Insurance

Transamerica Management, Inc.            Delaware           100% ARC Reinsurance Corp.            Asset management

Inter-America Corporation                California         100% Transamerica Corp.               Insurance Broker

Pyramid Insurance Company, Ltd.          Hawaii             100% Transamerica Corp.               Property & Casualty
                                                                                                  Insurance

Transamerica Business Tech Corp.         Delaware           100% Transamerica Corp.               Telecommunications and
                                                                                                  data processing

Transamerica CBO I, Inc.                 Delaware           100% Transamerica Corp.               Owns and manages a pool
                                                                                                  of high-yield bonds

Transamerica Corporation (Oregon)        Oregon             100% Transamerica Corp.               Name holding only -
                                                                                                  Inactive

Transamerica Finance Corp.               Delaware           100% Transamerica Corp.               Commercial & Consumer
                                                                                                  Lending & equipment
                                                                                                  leasing

TA Leasing Holding Co., Inc.             Delaware           100% Transamerica Finance Corp.       Holding company


                                         Jurisdiction of    Percent of Voting
Name                                     Incorporation      Securities Owned                      Business
----                                     -------------      ----------------                      --------
Trans Ocean Ltd.                         Delaware           100% TA Leasing Holding Co. Inc.      Holding company

Trans Ocean Container Corp.              Delaware           100% Trans Ocean Ltd.                 Intermodal leasing
("TOCC")

SpaceWise Inc.                           Delaware           100% TOCC                             Intermodal leasing

Trans Ocean Container                    Delaware           100% TOL                              Intermodal leasing
Finance Corp.

Trans Ocean Leasing                      Germany            100% TOCC                             Intermodal leasing
Deutschland GmbH

Trans Ocean Leasing PTY Ltd.             Austria            100% TOCC                             Intermodal leasing

Trans Ocean Management S.A.              Switzerland        100% TOCC                             Intermodal lesing

Trans Ocean Regional                     California         100% TOCC                             Holding company
Corporate Holdings

Trans Ocean Tank Services Corp.          Delaware           100% TOCC                             Intermodal leasing

Transamerica Leasing Inc.                Delaware           100% TA Leasing Holding Co.           Leases & Services
                                                                                                  intermodal equipment

Transamerica Leasing Holdings            Delaware           100% Transamerica Leasing Inc.        Holding company
Inc. ("TLHI")

Greybox Logistics Services Inc.          Delaware           100% TLHI                             Intermodal leasing

Greybox L.L.C. ("G")                     Delaware           100% TLHI                             Intermodal freight
                                                                                                  container interchange
                                                                                                  facilitation service

Transamerica Trailer                     France             100% Greybox L.L.C.                   Leasing
Leasing S.N.C.

Greybox Services Limites                 U.K.               100% TLHI                             Intermodal leasing

Intermodal Equipment, Inc.               Delaware           100% TLHI                             Intermodal leasing

Transamerica Leasing N.V.                Belg.              100% Intermodal Equipment Inc.        Leasing

Transamerica Leasing SRL                 Italy              100% Intermodal Equipment Inc.        Leasing

Transamerica Distribution                Delaware           100% TLHI                             Dormant
Services, Inc.

Transamerica Leasing                     Belg.              100% TLHI                             Leasing
Coordination Center

Transamerica Leasing do                  Braz.              100% TLHI                             Container Leasing
Brasil Ltda.


                                         Jurisdiction of    Percent of Voting
Name                                     Incorporation      Securities Owned                      Business
----                                     -------------      ----------------                      --------
Transamerica Leasing GmbH                Germany            100% TLHI                             Leasing

Transamerica Trailer Leasing             Poland             100% TLHI                             Leasing
 Sp. z.o.o

Transamerica Leasing Limited             U.K.               100% TLHI                             Leasing

ICS Terminals (UK) Limited               U.K.               100% Transamerica Leasing Limited     Leasing

Transamerica Leasing Pty. Ltd.           Australia          100% TLHI                             Leasing

Transamerica Leasing (Canada) Inc.       Canada             100% TLHI                             Leasing

Transmerica Leasing (HK) Ltd.            H.K.               100% TLHI                             Leasing

Transamerica Leasing                     S. Africa          100% TLHI                             In Liquidation -
(Proprietary) Limited                                                                             Intermodal leasing

Transamerica Trailer Holdings I Inc.     Delaware           100% TLHI                             Holding company

Transamerica Trailer Holdings II Inc.    Delaware           100% TLHI                             Holding company

Transamerica Trailer Holdings III Inc.   Delaware           100% TLHI                             Holding company

Transamerica Trailer Leasing AB          Swed.              100% TLHI                             Leasing

Transamerica Trailer Leasing AG          Swetzerland        100% TLHI                             Leasing

Transamerica Trailer Leasing A/S         Denmark            100% TLHI                             Leasing

Transamerica Trailer Leasing GmbH        Germany            100% TLHI                             Leasing

Transamerica Trailer Leasing             Belgium            100% TLHI                             Leasing
(Belgium) N.V.

Transamerica Trailer Leasing             Netherlands        100% TLHI                             Leasing
(Netherlands) B.V.

Transamerica Alquiler de Trailer         Spain              100% TLHI                             Leasing
Spain S.L.

Transamerica Transport Inc.              New Jersey         100% TLHI                             Dormant

Transamerica Commercial Finance          Delaware           100% Transamerica Finance Corp.       Holding company
Corporation, I ("TCFCI")

Transamerica Equipment Financial         Delaware           100% TCFCI                            Investment in Various
Services Corporation                                                                              equipment leases and loans


                                         Jurisdiction of    Percent of Voting
Name                                     Incorporation      Securities Owned                      Business
----                                     -------------      ----------------                      --------
BWAC Credit Corporation                  Delaware           100% TCFCI                            Inactive

BWAC International Corporation           Delaware           100% TCFCI                            Retail Appliance and
                                                                                                  furniture stores

BWAC Twelve, Inc.                        Delaware           100% TCFCI                            Holding company

TIFCO Lending Corporation                Illinois           100% BWAC Twelve, Inc.                General financing

Transamerica Insurance Finance           Maryland           100% BWAC Twelve, Inc.                Insurance premium
Corporation ("TIFC")                                                                              financing

Transamerica Insurance Finance           California         100% TIFC                             Iinsurance premium
Corporation, California

Transamerica Insurance Finance           Ontario            100% TIFC                             Insurance premium
Corporation, Canada                                                                               financing

Transamerica Business Credit             Delaware           100% TCFCI                            Lending, leasing &
Corporation ("TBCC")                                                                              equipment financing

Transamerica Mezzanine                   Delaware           100% TBCC                             Holding company
Financing, Inc.

Bay Capital Corporation                  Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

Coast Funding Corporation                Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

Transamerica Small Business              Delaware           100% TBCC                             Holding company
Capital, Inc. ("TSBC")

Transamerica Emergent Business           Delaware           100% SBCI                             Dormant
Capital Holdings, Inc.

Gulf Capital Corporation                 Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

Direct Capital Equity Investment, Inc.   Delaware           100% TBCC                             Small business loans

TA Air East, Corp.                       Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TA Air I, Corp.                          Delaware           100% TEFS                             Special purpose
                                                                                                  corporation

TA Air II, Corp.                         Delaware           100% TEFS                             Special purpose
                                                                                                  corporation

TA Air III, Corp.                        Delaware           100% TBCC                             Special purpose
                                                                                                  corporation


                                         Jurisdiction of    Percent of Voting
Name                                     Incorporation      Securities Owned                      Business
----                                     -------------      ----------------                      --------
TA Air IV, Corp.                         Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TA Air V, Corp.                          Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TA Air VI, Corp.                         Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TA Air VII, Corp.                        Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TA Air VIII, Corp.                       Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TA Air IX, Corp.                         Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TA Air X, Corp.                          Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TA Air XI, Corp.                         Delaware           100% TEFS                             Special purpose
                                                                                                  corporation

TA Air XII, Corp.                        Delaware           100% TEFS                             Special purpose
                                                                                                  corporation

TA Air XIII, Corp.                       Delaware           100% TEFS                             Special purpose
                                                                                                  corporation

TA Air XIV, Corp.                        Delaware           100% TEFS                             Special purpose
                                                                                                  corporation

TA Air XV, Corp.                         Delaware           100% TEFS                             Special purpose
                                                                                                  corporation

TA Air XVI, Corp.                        Delaware           100% TEFS                             Special purpose
                                                                                                  corporation

TA Air XVII, Corp.                       Delaware           100% TEFS                             Special purpose
                                                                                                  corporation

TA Air XVIII, Corp.                      Delaware           100% TEFS                             Special purpose
                                                                                                  corporation

TA Air XIX, Corp.                        Delaware           100% TEFS                             Special purpose
                                                                                                  corporation

TA Air XX, Corp.                         Delaware           100% TEFS                             Special purpose
                                                                                                  corporation

TA Heli I, Inc.                          Delaware           100% TEFS                             Special purpose
                                                                                                  corporation


                                         Jurisdiction of    Percent of Voting
Name                                     Incorporation      Securities Owned                      Business
----                                     -------------      ----------------                      --------
TA Marine I, Inc.                        Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TA Marine II, Inc.                       Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TA Marine IV, Inc.                       Delaware           100% TEFS                             Special purpose
                                                                                                  corporation

TA Marine VI, Inc.                       Delaware           100% TEFS                             Special purpose
                                                                                                  corporation

TA Marine V, Inc.                        Delaware           100% TEFS                             Special purpose
                                                                                                  corporation

TA Marine III, Corp.                     Delaware           100% TEFS                             Special purpose
                                                                                                  corporation

TA Public Finance Air I, Corp.           Delaware           100% TEFS                             Special purpose
                                                                                                  corporation

TBC I, Inc.                              Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TBC II, Inc.                             Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TBC III, Inc.                            Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TBC IV, Inc.                             Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TBC V, Inc.                              Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TBC VI, Inc.                             Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TBC Tax I, Inc.                          Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TBC Tax II, Inc.                         Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TBC Tax III, Inc.                        Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TBC Tax IV, Inc.                         Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TBC Tax V, Inc.                          Delaware           100% TBCC                             Special purpose
                                                                                                  corporation


                                         Jurisdiction of    Percent of Voting
Name                                     Incorporation      Securities Owned                      Business
----                                     -------------      ----------------                      --------
TBC Tax VI, Inc.                         Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TBC Tax VII, Inc.                        Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TBC Tax VIII, Inc.                       Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TBC Tax IX, Inc.                         Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

The Plain Company                        Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

Transamerica Distribution Finance        Delaware           100% TCFCI                            Holding company
Corporation ("TDFC")

Transamerica Accounts Holding Corp.      Delaware           100% TDFC                             Holding company


Transamerica Commercial Finance          Delaware           100% TIFC                             Finance company
Corporation ("TCFC")

Transamerica Acquisition Corporation,    Canada             100% TCFCC                            Holding company
Canada

Transamerica Distribution Finance        Delaware           100% TCFC                             Commercial Finance
Corporation - Overseas, Inc.
("TDFOI")

TDF Mauritius Limited                    Mauritius          100% TDFOI                            Mauritius holding company

Inventory Funding Trust                  Delaware           100% TCFC                             Delaware Business Trust

Inventory Funding Company, LLC           Delaware           100% Inventory Funding Trust          Holding company

TCF Asset Management Corporation         Colorado           100% TCFC                             A depository for
                                                                                                  foreclosed real and
                                                                                                  personal property

Transamerica Joint Ventures, Inc.        Delaware           100% TCFC                             Holding company

Transamerica Inventory Finance           Delaware           100% TDFC                             Holding company
Corporation ("TIFC")

Transamerica GmbH, Inc.                  Delaware           100% TIFC                             Holding company

Transamerica Fincieringsmaatschappij     Netherlands        100% Trans. GmbH, Inc.                Commercial lending in
B.V.                                                                                              Europe

BWAC Seventeen, Inc.                     Delaware           100% TIFC                             Holding company


                                         Jurisdiction of    Percent of Voting
Name                                     Incorporation      Securities Owned                      Business
----                                     -------------      ----------------                      --------
Transamerica Commercial Finance          Ontario            100% BWAC Seventeen, Inc.             Dormant
Canada, Limited

Transamerica Commercial Finance          Canada             100% BWAC Seventeen, Inc.             Commercial finance
Corporation, Canada

TCF Commercial Leasing Corporation,      Ontario            100% TCFCC                            Dormant
Canada

Cantrex Group Inc.                       Quebec             76% TACC                              Buying group and retail
                                                                                                  merchant services

BWAC Twenty-One, Inc.                    Delaware           100% TIFC                             Holding company

Transamerica Commercial Finance          U.K.               100% BWAC Twenty-One Inc.             Commercial lending
Limited ("TCFL")

TDF Credit Insurance Services Limited    U.K.               100% TCFL                             Credit insurance brokerage

Whirlpool Financial Corporation                             100% TCFL                             Inactive - commercial
Polska Spozoo                                                                                     finance

Transamerica Commercial Holdings         U.K.               100% BWAC Twenty-One Inc.             Holding company
Limited

Transamerica Commercial Finance          France             100% TIFC                             Factoring company
France S.A.

Transamerica GmbH                        Frankfurt,         100% GmbH                             Commercial lending in
                                         Germany                                                  Germany

Transamerica Retail Financial            Delaware           100% TIFC                             Provides retail financing
Services Corporation ("TRFSC")

Transamerica Bank, NA                    Delaware           100% TRFSC                            Bank

Transamerica Consumer Finance Holding    Delaware           100% TRFSC                            Consumer finance holding
Company ("TCFHC")                                                                                 company

Transamerica Mortgage Company            Delaware           100% TCFHC                            Consumer mortgages

Transamerica Consumer Mortgage           Delaware           100% TCFHC                            Securitization company
Receivables Company

Metropolitan Mortgage Company            Florida            100% TCFHC                            Consumer mortgages

Easy Yes Mortgage, Inc.                  Florida            100% Metropolitan Mtg. Co.            No active business/Name
                                                                                                  holding only

Easy Yes Mortgage, Inc.                  Georgia            100% Metropolitan Mtg. Co.            No active business/Name
                                                                                                  holding only


                                         Jurisdiction of    Percent of Voting
Name                                     Incorporation      Securities Owned                      Business
----                                     -------------      ----------------                      --------
First Florida Appraisal                  Florida            100% Metropolitan Mtg. Co.            Appraisal and inspection
Services, Inc.                                                                                    services

First Georgia Appraisal                  Georgia            100% First FL App. Srvc, Inc.         Appraisal services
Services, Inc.

Freedom Tax Services, Inc.               Florida            100%. Metropolitan Mtg. Co.           Property tax information
                                                                                                  services

J.J. & W. Advertising, Inc.              Florida            100% Metropolitan Mtg. Co.            Advertising and marketing
                                                                                                  services

J.J. & W. Realty Corporation             Florida            100% Metropolitan Mtg. Co.            To hold problem REO
                                                                                                  properties

Liberty Mortgage Company of              Florida            100% Metropolitan Mtg. Co.            No active business/Name
Ft. Myers, Inc.                                                                                   holding only

Metropolis Mortgage Company              Florida            100% Metropolitan Mtg. Co.            No active business/Name
                                                                                                  holding only

Perfect Mortgage Company                 Florida            100% Metropolitan Mtg. Co.            No active business/Name
                                                                                                  holding only

Transamerica Vendor Financial            Delaware           100% TDFC                             Provides commercial
Service Corporation                                                                               leasing

Transamerica Distribution Finance        Mexico             99% TCFC                              Holding company in
Corporation de Mexico S. de R.L. de                                                               Mexican subsidiaries
C.V.

TDF de Mexico S. de R.L. de C.V.         Mexico             99% TDFC Mex                          Service company for
                                                                                                  Whirlpool receivables

Transamerica Corporate Services          Mexico             99% TDFC Mex                          Holds employees
De Mexico S. de R.L. de CV

Transamerica Distribution Finance        Mexico             99% TCFC                              Finance company
Factorje S.A. de C.V.
Transamerica Distribution Finance
Insurance Services, Inc.                 Illinois           100% TCFC                             Finance company

Transamerica Flood Hazard                Delaware           100% TAC                              Flood Zone certification
Certification, Inc.                                                                               service

Transamerica Home Loan                   California         100% TFC                              Consumer mortgages

Transamerica Lending Company             Delaware           100% TFC                              In liquidation - lending

Transamerica Public Finance, LLC         Delaware           70% TFC                               Financial Services

Transamerica Financial                   California         100% Transamerica Corp.               Investments
Products, Inc.


                                         Jurisdiction of    Percent of Voting
Name                                     Incorporation      Securities Owned                      Business
----                                     -------------      ----------------                      --------
Transamerica Insurance                   Iowa               100% TIHI                             Holding company
Corporation ("TIC")

Arbor Life Insurance Company             Arizona            100% TIC                              Life insurance,
                                                                                                  disability insurance

Plaza Insurance Sales Inc.               California         100% TIC                              Casualty insurance
                                                                                                  placement

Transamerica Advisors, Inc.              California         100% TIC                              Retail sale of investment
                                                                                                  advisory services

Transamerica Annuity Services Corp.      New Mexico         100% TIC                              Performs services
                                                                                                  required for structured
                                                                                                  settlements

Transamerica Financial                   Delaware           100% TIC                              Retail sale of securities
Resources, Inc.                                                                                   products

Financial Resources Insurance            Texas              100% Transamerica Fin. Res.           Retail sale of securities
Agency of Texas                                                                                   products

TBK Insurance Agency                     Ohio               100% Transamerica Fin. Res.           Variable insurance
of Ohio, Inc.                                                                                     contract sales in state
                                                                                                  of Ohio

Transamerica Financial Resources         Alabama            100% Transamerica Fin. Res.           Insurance agent & broker
Agency of Alabama, Inc.

Transamerica Financial Resources Ins.    Massachusetts      100% Transamerica Fin. Res.           Insurance agent & broker
Agency of Massachusetts, Inc.

Transamerica International Insurance     Delaware           100% TIC                              Holding & administering
Services, Inc. ("TIISI")                                                                          foreign operations

AEGON Canada Inc. ("ACI")                Canada             100% TIHI                             Holding company

Transamerica Life Canada                 Canada             100% ACI                              Life insurance company

Home Loans and Finance Ltd.              U.K.               100% TIISI                            Inactive

Transamerica Occidental Life             Iowa               100% TIC                              Life insurance
Insurance Company ("TOLIC")

NEF Investment Company                   California         100% TOLIC                            Real estate development

Transamerica China Investments           Hong Kong          99% TOLIC                             Holding company
Holdings Limited

Transamerica Life Insurance and          N. Carolina        100% TOLIC                            Life insurance
Annuity Company ("TALIAC")

Transamerica Assurance Company           Missouri           100% TALIAC                           Life and disability
                                                                                                  insurance


                                         Jurisdiction of    Percent of Voting
Name                                     Incorporation      Securities Owned                      Business
----                                     -------------      ----------------                      --------
Gemini Investments, Inc.                 Delaware           100% TALIAC                           Investment subsidiary

Transamerica Life Insurance Company      Canada             100% TOLIC                            Sells individual life
of Canada                                                                                            insurance & investment
                                                                                                  products in all provinces
                                                                                                  and territories of Canada

Transamerica Life Insurance Company      New York           100% TOLIC                            Insurance sales
of New York

Transamerica South Park                  Delaware           100% TOLIC                            Market analysis
Resources, Inc.

Transamerica Variable Insurance Fund     Maryland           100% TOLIC                            Mutual Fund

USA Administration Services, Inc.        Kansas             100% TOLIC                            Third party administrator

Transamerica Products, Inc. ("TPI")      California         100% TIC                              Holding company

Transamerica Products II, Inc.           California         100% TPI                              Co-general partner

Transamerica Products IV, Inc.           California         100% TPI                              Co-general partner

Transamerica Products I, Inc.            California         100% TPI                              Co-general partner

Transamerica Securities Sales Corp.      Maryland           100% TIC                              Life insurance sales

Transamerica Service Company             Delaware           100% TIC                              Passive loss tax service

Transamerica International RE            Bermuda            100% TAC                              Reinsursnce
(Bermuda) Ltd.

Transamerica Intellitech, Inc.           Delaware           100% TFC                              Real estate information
                                                                                                  and technology services

Transamerica International Holdings,     Delaware           100% TAC                              Holding company
Inc. ("TIHI")

Transamerica Investment Services, Inc.   Delaware           100% TAC                              Investment adviser
("TISI")

Transamerica Income Shares, Inc.         Maryland           100% TISI                             Mutual fund

Transamerica LP Holdings Corp.           Delaware           100% TAC                              Limited partnership
                                                                                                  investment

Transamerica Real Estate Tax Service,    Delaware           100% TFC                              Real estate tax reporting
Inc.                                                                                              and processing services

Transamerica Realty Services, Inc.       Delaware           100% TAC                              Real estate investments
("TRS")

Bankers Mortgage Company of CA           California         100% TRS                              Investment management


                                         Jurisdiction of    Percent of Voting
Name                                     Incorporation      Securities Owned                      Business
----                                     -------------      ----------------                      --------
Pyramid Investment Corporation           Delaware           100% TRS                              Real estate company

The Gilwell Company                      California         100% TRS                              Ground lessee of 517
                                                                                                  Washington Street, San
                                                                                                  Francisco

Transamerica Affordable Housing, Inc.    California         100% TRS                              General partner LHTC
                                                                                                  Partnership

Transamerica Minerals Company            California         100% TRS                              Owner and lessor of oil
                                                                                                  and gas properties

Transamerica Oakmont Corporation         California         100% TRS                              General partner
                                                                                                  retirement properties

Transamerica Senior Properties, Inc.     Delaware           100% TAC                              Owns retirement properties
("TSPI")

Transamerica Senior Living, Inc.         Delaware           100% TSPI                             Manages retirement
                                                                                                  properties

ITEM 27. NUMBER OF CONTRACT OWNERS

 As of April 1, 2001 there were 58,781 owners of Contracts.

ITEM 28. INDEMNIFICATION

 Item 28 is incorporated by reference from the Post-Effective Amendment No. 6 to the Registration Statement of the National Home Life Assurance Company Sep-arate Account II, File No. 33-7037.

ITEM 29. PRINCIPAL UNDERWRITERS

 (a) None.

 (b) Not Applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

 The books, accounts and other documents required by Section 31(a) under the Investment Company Act and the rules promulgated thereunder will be maintained in the physical possession of The Continuum Company, Inc., Kansas City, Mis-souri and The Vanguard Group, Inc., Valley Forge, Pennsylvania.

ITEM 31. MANAGEMENT SERVICES

 All management contracts are discussed in Part A or Part B.

ITEM 32. UNDERTAKINGS


 (a) Peoples Benefit Life Insurance Company represents that the fees and charges deducted under the contracts in this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Peoples Benefit Life Insurance Company.

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Peoples Benefit Life Insurance Company Separate Account IV, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf in the County of Jefferson and Commonwealth of Kentucky on the 27th day of April, 2001.

                                 PEOPLES BENEFIT LIFE INSURANCE COMPANY
                                 SEPARATE ACCOUNT IV (REGISTRANT)


                                 By: Peoples Benefit Life Insurance Company

                                     BART HERBERT, JR.
                                 By: ___________________________________________
                                     Bart Herbert, Jr., President


                                 PEOPLES BENEFIT LIFE INSURANCE COMPANY
                                 (DEPOSITOR)

                                     BART HERBERT, JR.
                                 By: ___________________________________________
                                     Bart Herbert, Jr., President



*By: /s/ Brenda D. Sneed
     ------------------------
     Brenda D. Sneed
     Attorney-in-fact

     As required by the Securities Act of 1933, this amended Registration Statement has been duly signed by the following persons in the capacities and on the dates indicated.


       Signature                                   Title                                Date
       ---------                                   -----                                ----

    DAVID G. REKOSKI               Director and Senior Vice President              April 27, 2001
---------------------------
David G. Rekoski

    G. DOUGLAS MANGUM, JR.*        Director and Senior Vice President              April 27, 2001
---------------------------
G. Douglas Mangum, Jr.

    MARTHA A. McCONNELL*           Treasurer (Chief Accounting Officer)            April 27, 2001
---------------------------
Martha A. McConnell

    DOUGLAS A. SARCIA*             Director and Vice President                     April 27, 2001
---------------------------
Douglas A. Sarcia

    BRIAN A. SMITH*                Director and Senior Vice President              April 27, 2001
---------------------------
Brian A. Smith

    BART HERBERT, JR.*             Director and President                          April 27, 2001
---------------------------
Bart Herbert, Jr.

    CRAIG D. VERMIE*               Director                                        April 27, 2001
---------------------------
Craig D. Vermie

    LARRY N. NORMAN*               Director and Vice President                     April 27, 2001
---------------------------
Larry N. Norman

    BRENDA K. CLANCY*              Director and Vice President                     April 27, 2001
---------------------------
Brenda K. Clancy

*By: /s/ Brenda D. Sneed
     ----------------------
     Brenda D. Sneed
     Attorney-in-fact

                              SEPARATE ACCOUNT IV
                    VANGUARD VARIABLE ANNUITY PLAN CONTRACT


                               INDEX TO EXHIBITS



EXHIBIT 9(a)     OPINION AND CONSENT OF COUNSEL

EXHIBIT 9(b)     CONSENT OF COUNSEL

EXHIBIT 10       CONSENT OF INDEPENDENT AUDITORS